                                                              File No. 333-70065
                                                                       811-09193

     As filed with the Securities and Exchange Commission on April 24, 2015

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]

                       Post-Effective Amendment No. 17 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 52

                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                  Depositor's Telephone Number: (317) 285-1588

                                Richard M. Ellery
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2015 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

DIRECTPOINT -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY

(No withdrawal charge contract)



[ONEAMERICA_KO_LOGO2]
PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



      May 1, 2015

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                 DIRECTPOINT

                       (NO WITHDRAWAL CHARGE CONTRACT)
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY:
                 AMERICAN UNITED LIFE INSURANCE COMPANY(R);
      ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282; (317) 285-1877
VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127; (800) 537-6442;
                             www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes a flexible premium contract: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations. The Contract provides for the accumulation of values on a variable basis, a fixed basis, or both. The Contract also provides several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:


      AB Variable Products Series Fund, Inc.                            Janus Aspen Series

      Alger Portfolios                                                  Neuberger Berman Advisers Management Trust

      American Century(R) Variable Portfolios, Inc.                     OneAmerica Funds, Inc.

      Calvert Variable Series, Inc.                                     Pioneer Variable Contracts Trust (VCT)

      Columbia Funds Variable Insurance Trust                           The Royce Funds

      Dreyfus Investment Portfolios                                     T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds             T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                           Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust              Northern Lights Variable Trust

      Invesco V.I. Funds Trust                                          Vanguard(R) Variable Insurance Fund



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."


This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2015, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2015.

                           TABLE OF CONTENTS



Description                                              Page

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   The Variable Account and the Funds.................      6
   Summary of the Fixed Accounts......................      9
   Market Value Adjusted Fixed Accounts...............      9
   Non-Market Value Adjusted Fixed Account............     10
   Premiums...........................................     10
   Right to Examine...................................     10
   Transfers..........................................     10
   Charges............................................     10
   Distributions......................................     10
    Withdrawals.......................................     10
    Loan Privileges...................................     10
    The Death Benefit.................................     11
   Dollar Cost Averaging Program......................     11
   Portfolio Rebalancing Program......................     11
   Portfolio Optimization Program.....................     11
   Contacting AUL.....................................     11

EXPENSE TABLE.........................................     11

CONDENSED FINANCIAL INFORMATION.......................     13

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................     29
   American United Life Insurance Company(R)..........     29
   The Variable Account...............................     29
   The Funds..........................................     29
   Revenue AUL Receives...............................     29
   Funds and Objectives...............................     30

THE CONTRACTS.........................................     33
   General............................................     33

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD...............................     33
   Application for a Contract.........................     33
   Premiums Under the Contracts.......................     33
   Right to Examine Period............................     33
   Allocation of Premiums.............................     33
   Transfers of Account Value.........................     34
   Abusive Trading Practices..........................     34
    Late Trading......................................     34
    Market Timing.....................................     34
   Dollar Cost Averaging Program......................     35
   Portfolio Rebalancing Program......................     36
   Portfolio Optimization Program.....................     36
   Contract Owner's Variable Account Value............     38
    Accumulation Units................................     38
    Accumulation Unit Value...........................     38
    Net Investment Factor.............................     38



Description                                              Page

CHARGES AND DEDUCTIONS................................     38
   Premium Tax Charge.................................     38
   Withdrawal Charge..................................     38
   Mortality and Expense Risk Charge..................     38
   Annual Contract Fee................................     39
   Rider Charges......................................     39
   Other Charges......................................     39
   Variations in Charges..............................     39
   Guarantee of Certain Charges.......................     39
   Expenses of the Funds..............................     39

DISTRIBUTIONS.........................................     39
   Cash Withdrawals...................................     39
   Loan Privileges....................................     40
   Death Proceeds Payment Provisions..................     40
   Death Benefits and Multiple Beneficiaries..........     40
   Standard Contractual Death Benefit.................     40
   Enhanced Death Benefit Rider.......................     41
   Death of the Owner.................................     41
   Death of the Annuitant.............................     41
   Payments from the Variable Account.................     41
   Annuity Period.....................................     41
    General...........................................     41
    Fixed Payment Annuity.............................     42
    Variable Payment Annuity..........................     42
    Payment Options...................................     42
    Selection of an Option............................     42

THE FIXED ACCOUNT(S)..................................     43
   Summary of the Fixed Account(s)....................     43
    Non-Market Value Adjusted Fixed Account...........     43
    Market Value Adjusted Fixed Account...............     43
   Withdrawals........................................     44
   Transfers..........................................     44
   Contract Charges...................................     44
   Payments from the Fixed Account(s).................     44

MORE ABOUT THE CONTRACTS..............................     44
   Designation and Change of Beneficiary..............     44
   Assignability......................................     45
   Proof of Age and Survival..........................     45
   Misstatements......................................     45
   Acceptance of New Premiums.........................     45
   Optional Benefits..................................     45
    Enhanced Death Benefit Rider......................     45
    Guaranteed Minimum Annuitization..................     45

FEDERAL TAX MATTERS...................................     45
   Introduction.......................................     45
   Diversification Standards..........................     46
   Taxation of Annuities in General - Non-Qualified
    Plans.............................................     46
   Additional Considerations..........................     47

Description                                              Page

FEDERAL TAX MATTERS (continued)
   Qualified Plans....................................     47
   Qualified Plan Federal Taxation Summary............     48
   403(b) Programs - Constraints on Withdrawals.......     49
   401 or 403(b) Programs - Loan Privileges...........     49

OTHER INFORMATION.....................................     49
   Mixed and Shared Funding...........................     49
   Voting of Shares of the Funds......................     50
   Substitution of Investments........................     50
   Changes to Comply with Law and Amendments..........     51
   Reservation of Rights..............................     51
   Periodic Reports...................................     51
   Payments to Agents, Intermediaries and
    Other Financial Professionals.....................     51
   Legal Proceedings..................................     51
   Legal Matters......................................     51
   Financial Statements...............................     51

STATEMENT OF ADDITIONAL INFORMATION...................     52

                                 DEFINITIONS




Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension plan, SIMPLE IRA plan or Roth IRA established by an employer, that meets the requirements of
Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3 - under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value plus or minus any applicable market value adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.


CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.


CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.


CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.


DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit-sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account. Some Fixed Accounts are not available in all states.


FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other Separate Account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three
(3),five (5), seven ( 7), or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.


INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding portfolio of a particular Fund.


IRS - Internal Revenue Service.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.


MVA FIXED ACCOUNT - A subaccount of the Fixed Account having a particular Guaranteed Period and subject to a Market Value Adjustment.


NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern daylight time on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                SUMMARY




This summary is intended to provide a brief overview of the more significant aspects of the Contract. Later sections of this Prospectus, the Statement of Additional Information, and the Contract provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, using pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity Contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.




THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios of the following Funds:


                                          CLASS
INVESTMENT ACCOUNT AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIO              IF ANY         FUND                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio     A              AB Variable Products Series         AllianceBernstein L.P.
(Formerly AllianceBernstein VPS                          Fund, Inc.
International Growth Portfolio)

AB VPS International Value Portfolio      A              AB Variable Products Series         AllianceBernstein L.P.
(Formerly AllianceBernstein VPS                          Fund, Inc.
International Value Portfolio)

AB VPS Small/Mid Cap Value Portfolio      A              AB Variable Products Series         AllianceBernstein L.P.
(Formerly AllianceBernstein VPS                          Fund, Inc.
Small/Mid Cap Value Portfolio)

Alger Large Cap Growth Portfolio          I-2            Alger Portfolios                    The Manager

Alger Small Cap Growth Portfolio          I-2            Alger Portfolios                    The Manager

American Century VP Capital               I              American Century Variable           American Century(R) Investment
Appreciation Fund                                        Portfolios, Inc.                    Management, Inc.

American Century VP Income &              I              American Century Variable           American Century(R) Investment
Growth Fund                                              Portfolios, Inc.                    Management, Inc.

American Century VP International         I              American Century Variable           American Century(R) Investment
Fund                                                     Portfolios, Inc.                    Management, Inc.

American Century VP Mid Cap Value         II             American Century Variable           American Century(R) Investment
Fund                                                     Portfolios, Inc.                    Management, Inc.


                                          CLASS
INVESTMENT ACCOUNT AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIO              IF ANY         FUND                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund            I              American Century Variable           American Century(R) Investment
                                                         Portfolios, Inc.                    Management, Inc.

Calvert VP SRI Mid Cap Growth                            Calvert Variable Series, Inc.       Calvert Asset Management
Portfolio                                                                                    Company, Inc.

Columbia Variable Portfolio - Small       1              Columbia Funds Variable             Columbia Management
Cap Value Fund                                           Insurance Trust                     Investment Advisers LLC

Columbia Variable Portfolio - US          1              Columbia Funds Variable             Columbia Management
Government Mortgage Fund                                 Insurance Trust                     Investment Advisers LLC

Dreyfus Investment Portfolios (IP),       Service        Dreyfus Investment Portfolios       The Dreyfus Corporation
Small Cap Stock Index Portfolio

Dreyfus Investment Portfolios (IP),       Service        Dreyfus Investment Portfolios       The Dreyfus Corporation
Technology Growth Portfolio

Dreyfus Variable Investment Fund          Service        Dreyfus Investment Portfolios       The Dreyfus Corporation
(VIF), Appreciation Portfolio

Fidelity VIP Asset Manager Portfolio      Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Contrafund Portfolio         Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Equity-Income Portfolio      Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Freedom 2005 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom 2010 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom 2015 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom 2020 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom 2025 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom 2030 Portfolio       Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Freedom Income Portfolio     Initial        Fidelity Variable Insurance         Strategic Advisers(R)
                                                         Products Freedom Funds (VIP)

Fidelity VIP Growth Portfolio             Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP High Income Portfolio        Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Index 500 Portfolio          Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Mid Cap Portfolio            Service 2      Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company

Fidelity VIP Overseas Portfolio           Initial        Fidelity Variable Insurance         Fidelity(R) Management &
                                                         Products                            Research Company


                                          CLASS
INVESTMENT ACCOUNT AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIO              IF ANY         FUND                                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Franklin Founding Funds Allocation        1              Franklin Templeton Variable         Franklin Templeton Services, LLC
VIP Fund (Formerly Franklin                              Insurance Products Trust
Templeton VIP Founding Funds
Allocation Fund)

Franklin Small Cap Value VIP Fund         1              Franklin Templeton Variable         Franklin Advisory Services, LLC
(Formerly Franklin Small Cap Value                       Insurance Products Trust
Securities Fund)

Invesco V.I. Core Equity Fund             Series II      Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund    Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund      Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund      Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. High Yield Fund              Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. International Growth Fund    Series II      Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Invesco V.I. Managed Volatility Fund      Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.
(Formerly Invesco V.I. Utilities Fund)

Invesco V.I. Mid Cap Growth Fund          Series I       Invesco V.I. Funds Trust            Invesco Advisers, Inc.

Janus Aspen Flexible Bond Portfolio       Institutional  Janus Aspen Series                  Janus Capital Management LLC

Janus Aspen Forty Portfolio               Institutional  Janus Aspen Series                  Janus Capital Management LLC

Janus Aspen Global Research Portfolio     Institutional  Janus Aspen Series                  Janus Capital Management LLC

Janus Aspen Overseas Portfolio            Service        Janus Aspen Series                  Janus Capital Management LLC

Janus Aspen Perkins Mid Cap Value         Service        Janus Aspen Series                  Janus Capital Management LLC
Portfolio

Neuberger Berman AMT Mid Cap              Service        Neuberger Berman Advisers           Neuberger Berman Management
Growth Portfolio                                         Management Trust                    LLC

Neuberger Berman AMT Small Cap            Service        Neuberger Berman Advisers           Neuberger Berman Management
Growth Portfolio                                         Management Trust                    LLC

Neuberger Berman Mid Cap Intrinsic        I              Neuberger Berman Advisers           Neuberger Berman Management
Value Portfolio                                          Management Trust                    LLC

Neuberger Berman Short Duration           I              Neuberger Berman Advisers           Neuberger Berman Management
Bond Portfolio                                           Management Trust                    LLC

OneAmerica Asset Director Portfolio       O              OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC

OneAmerica Investment Grade Bond          O              OneAmerica Funds, Inc.              OneAmerica Asset Management,
Portfolio                                                                                    LLC

OneAmerica Money Market Portfolio         O              OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC

OneAmerica Value Portfolio                O              OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC

Pioneer Emerging Markets VCT              I              Pioneer Variable Contracts Trust    Pioneer Investment
Portfolio                                                (VCT)                               Management, Inc.

Pioneer Equity Income VCT Portfolio       II             Pioneer Variable Contracts Trust    Pioneer Investment
                                                         (VCT)                               Management, Inc.

Pioneer Fund VCT Portfolio                I              Pioneer Variable Contracts Trust    Pioneer Investment
                                                         (VCT)                               Management, Inc.


                                          CLASS
INVESTMENT ACCOUNT AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIO              IF ANY         FUND                                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth VCT         I              Pioneer Variable Contracts Trust    Pioneer Investment
Portfolio                                                (VCT)                               Management, Inc.

Royce Capital Small-Cap Portfolio         Investor       The Royce Funds                     Royce & Associates, LLC

T. Rowe Price Blue Chip Growth                           T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates
Portfolio

T. Rowe Price Equity Income Portfolio                    T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates

T. Rowe Price Limited-Term Bond                          T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates
Portfolio

T. Rowe Price Mid-Cap Growth                             T. Rowe Price Fixed Income          T. Rowe Price Associates
Portfolio                                                Series, Inc.

Templeton Foreign VIP Fund (Formerly      2              Franklin Templeton Variable         Franklin Advisory Services, LLC
Templeton Foreign Securities Fund)                       Insurance Products Trust

Templeton Global Bond VIP Fund            1              Franklin Templeton Variable         Franklin Templeton Services, LLC
(Formerly Templeton Global Bond                          Insurance Products Trust
Securities)

Timothy Plan Conservative Growth                         Timothy Plan Portfolio Variable     Timothy Partners, Ltd.
Variable                                                 Series

Timothy Plan Strategic Growth Variable                   Timothy Plan Portfolio Variable     Timothy Partners, Ltd.
                                                         Series

TOPS Managed Risk Balanced ETF            2              Northern Lights Variable Trust      ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Growth ETF              2              Northern Lights Variable Trust      ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Moderate Growth         2              Northern Lights Variable Trust      ValMark Advisers, Inc.
ETF Portfolio

Vanguard VIF Diversified Value                           Vanguard Variable Insurance         Barrow, Hanley, Mewhinney &
Portfolio                                                Fund                                Strauss LLC

Vanguard VIF Mid-Cap Index Portfolio                     Vanguard Variable Insurance         Vanguard(R) Group
                                                         Fund

Vanguard VIF Small Company Growth                        Vanguard Variable Insurance         Granahan Investment
Portfolio                                                Fund                                Management, Inc. & Vanguard(R)
                                                                                             Group

Vanguard VIF Total Bond Market Index                     Vanguard Variable Insurance         Vanguard(R) Group
Portfolio                                                Fund




Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNTS


A Contract Owner may allocate Premiums to one (1) of several Fixed Accounts which are part of AUL's General Account. The Contracts offer either Market Value Adjusted ("MVA") Fixed Accounts or a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The MVA and Non-MVA Fixed Account(s) may not be available in all states.



MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a Market Value Adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No Market Value Adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to an MVA Fixed Account.

MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT


A Contract Owner may allocate Premiums to the Non-MVA Fixed Account only where the MVA Fixed Account is not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. For all Contracts applied for or issued after August 24, 2011, the guaranteed interest rate referenced above will be at least equal to a minimum effective annual rate of 1 percent. THE NON-MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.



PREMIUMS


The Contract Owner may vary Premiums in amount and frequency. However, the minimum monthly APP (Automatic Premium Payment) is $50. Otherwise, the minimum Premium is $1,000.



RIGHT TO EXAMINE


The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities created under 408(b) and 408A (if returned within seven (7) days of receipt).



TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Contract Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers may result in a charge to the Contract Owner.

Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."


CHARGES


AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a mortality and expense risk charge, a Premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."



DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of withdrawals and surrenders.


LOAN PRIVILEGES

Prior to the Annuity Date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans.

Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change, and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change, and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under the Contracts, and any questions or inquiries, to AUL's Variable Products Office at the address and phone number shown in the front of this Prospectus.





                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


CONTRACT OWNER TRANSACTION EXPENSES


DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED)

This Contract does not assess any sales charges (also referred to as "Withdrawal Charges.")

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.


ANNUAL CONTRACT FEE
Maximum annual Contract fee (per year)(1)                                                                                 $    30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE ANNUAL ACCOUNT VALUE)(2)
Standard Individual Deferred Variable Annuity
  Mortality and expense risk fee                                                                                   1.45% yrs 1 - 10
                                                                                                                      1.35% yrs 11+
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(3)
  Enhanced Death Benefit Rider Option                                                                                         0.15%
  Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option (4)                                        0.35%

(1) The Annual Contract Fee may be less than $30 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2 percent of the Owner's Account Value or $30 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.

(3) At the time of application, the applicant may choose any of the Enhanced Benefit riders in lieu of receiving the Standard Contractual Death Benefit option and no Enhanced Living Benefits.
    Should the applicant choose a Rider Option, AUL will deduct the appropriate rider charge from the Account Value on a monthly basis.

(4) For any contracts purchased on or after February 2, 2009, the Guaranteed Minimum Annuitization Benefit Rider is not available, nor is it available to be added to existing Contracts after that date. Consequently, the Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option is not available after that date either.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                        MINIMUM                  MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                   0.10%                    2.47%




EXAMPLE



The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If the Owner surrenders his or her Contract at the end of the applicable time period:



                                                                                  1 Year        3 Years       5 Years      10 Years
                                                                                  $43.83        $132.26       $221.74       $450.17



(2)         If the Owner annuitizes at the end of the applicable time period:



                                                                                  1 Year        3 Years       5 Years      10 Years
                                                                                  $43.83        $132.26       $221.74       $450.17



(3)         If the Owner does not surrender his or her Contract:



                                                                                  1 Year        3 Years       5 Years      10 Years
                                                                                  $43.83        $132.26       $221.74       $450.17

                       CONDENSED FINANCIAL INFORMATION





The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2005 through December 31, 2014. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2014. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class (Formerly AllianceBernstein VPS International Growth Portfolio)
    2014                                              $  4.62                      $  4.57                             964
    2013                                                 4.07                         4.62                             990
    2012                                                 3.52                         4.07                           2,246
    2011                                                 4.18                         3.52                           2,269
    2010                                                 3.71                         4.18                           8,581
    2009                                                 2.65                         3.71                           8,453
    2008                                                 5.00 (05/01/2008)            2.65                           1,388

AB VPS International Value Portfolio - A Class (Formerly AllianceBernstein VPS International Value Portfolio)
    2014                                              $  3.89                      $  3.65                           1,126
    2013                                                 3.16                         3.89                           1,384
    2012                                                 2.76                         3.16                           2,329
    2011                                                 3.42                         2.76                           3,935
    2010                                                 3.27                         3.42                          63,830
    2009                                                 2.43                         3.27                          60,405
    2008                                                 5.00 (05/01/2008)            2.43                         147,076

AB VPS Small/Mid Cap Value Portfolio - A Class (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
    2014                                              $  8.71                      $  9.51                           6,324
    2013                                                 6.31                         8.71                          60,723
    2012                                                 5.31                         6.31                          60,186
    2011                                                 5.80                         5.31                          85,332
    2010                                                 4.57                         5.80                          89,660
    2009                                                 3.20                         4.57                          69,797
    2008                                                 5.00 (05/01/2008)            3.20                          72,267

Alger Large Cap Growth Portfolio - I-2 Class
    2014                                              $  8.15                      $  9.05                         485,998
    2013                                                 6.03                         8.15                         519,797
    2012                                                 5.49                         6.03                         613,805
    2011                                                 5.51                         5.49                         793,623
    2010                                                 4.86                         5.51                       1,003,181
    2009                                                 3.29                         4.86                       1,238,990
    2008                                                 6.12                         3.29                       1,466,040
    2007                                                 5.10                         6.12                       1,851,195
    2006                                                 4.85                         5.10                       2,347,950
    2005                                                 4.33                         4.85                       2,935,774


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio - I-2 Class
    2014                                              $ 7.67                       $  7.70                         157,826
    2013                                                5.71                          7.67                         229,048
    2012                                                5.08                          5.71                         278,318
    2011                                                5.24                          5.08                         323,288
    2010                                                4.19                          5.24                         442,816
    2009                                                2.88                          4.19                         504,508
    2008                                                5.39                          2.88                         576,507
    2007                                                4.59                          5.39                         835,099
    2006                                                3.83                          4.59                         764,475
    2005                                                3.28                          3.83                         911,060

American Century VP Capital Appreciation Fund - I Class
    2014                                              $ 5.00 (04/17/2014)          $  5.46                          21,891

American Century VP Income & Growth Fund - I Class
    2014                                              $ 9.36                       $ 10.53                         252,608
    2013                                                6.89                          9.36                         128,354
    2012                                                6.00                          6.89                         166,701
    2011                                                5.82                          6.00                         189,380
    2010                                                5.10                          5.82                         238,365
    2009                                                4.32                          5.10                         281,085
    2008                                                6.60                          4.32                         350,324
    2007                                                6.61                          6.60                         526,854
    2006                                                5.64                          6.61                         691,294
    2005                                                5.39                          5.64                         780,781

American Century VP International Fund - I Class
    2014                                              $ 9.49                       $  8.97                         172,320
    2013                                                7.75                          9.49                         114,626
    2012                                                6.40                          7.75                         130,231
    2011                                                7.28                          6.40                         162,884
    2010                                                6.42                          7.28                         199,452
    2009                                                4.80                          6.42                         237,545
    2008                                                8.70                          4.80                         345,768
    2007                                                7.37                          8.70                         516,610
    2006                                                5.90                          7.37                         404,932
    2005                                                5.20                          5.90                         411,549

American Century VP Mid Cap Value Fund -  II Class
    2014                                              $11.73                       $ 13.63                           8,164
    2013                                                9.03                         11.73                           7,641
    2012                                                7.77                          9.03                           9,464
    2011                                                7.83                          7.77                           8,408
    2010                                                6.58                          7.83                           6,500
    2009                                                5.00 (05/01/2009)             6.58                             310


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund - I Class
    2014                                              $  9.35                      $ 10.28                           3,002
    2013                                                 6.82                         9.35                           3,507
    2012                                                 5.99                         6.82                           8,042
    2011                                                 5.92                         5.99                           5,008
    2010                                                 5.10                         5.92                           5,434
    2009                                                 3.79                         5.10                           9,507
    2008                                                 6.48                         3.79                           5,264
    2007                                                 5.36                         6.48                           7,535
    2006                                                 5.54                         5.36                           5,414
    2005                                                 5.00 (04/29/2005)            5.54                           2,065

Calvert VP SRI Mid Cap Growth Portfolio
    2014                                              $ 10.62                      $ 11.48                          39,791
    2013                                                 8.18                        10.62                          42,537
    2012                                                 7.00                         8.18                          47,520
    2011                                                 6.85                         7.00                          67,243
    2010                                                 5.21                         6.85                          90,699
    2009                                                 3.94                         5.21                         120,282
    2008                                                 6.28                         3.94                         146,533
    2007                                                 5.70                         6.28                         173,815
    2006                                                 5.33                         5.70                         213,659
    2005                                                 5.31                         5.33                         267,376

Columbia Variable Portfolio-Small Cap Value Fund - 1 Class
    2014                                              $  8.33                      $  8.60                           3,813
    2013                                                 6.20                         8.33                           6,303
    2012                                                 5.57                         6.20                          58,846
    2011                                                 5.92                         5.57                          61,499
    2010                                                 4.67                         5.92                          67,346
    2009                                                 3.73                         4.67                          77,790
    2008                                                 5.00 (05/01/2008)            3.73                          90,696

Columbia Variable Portfolio-US Government Mortgage Fund - 1 Class
    2014                                              $  5.04                      $  5.34                           2,935
    2013                                                 5.13                         5.04                           3,454
    2012                                                 5.05                         5.13                           3,407
    2011                                                 5.00 (04/28/2011)            5.05                           3,802

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio - Service Class
    2014                                              $ 13.24                      $ 13.91                           1,548
    2013                                                 9.41                        13.24                           2,896
    2012                                                 8.13                         9.41                           1,677
    2011                                                 8.08                         8.13                           9,731
    2010                                                 6.42                         8.08                           7,394
    2009                                                 5.00 (05/01/2009)            6.42                             593


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                               ACCUMULATION UNIT VALUE         VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD              PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios, Technology Growth Portfolio - Service Class
    2014                                              $ 10.67                      $ 11.37                          4,373
    2013                                                 8.05                        10.67                          5,119
    2012                                                 6.98                         8.05                         19,576
    2011                                                 7.59                         6.98                         29,042
    2010                                                 5.86                         7.59                         26,029
    2009                                                 3.73                         5.86                         28,460
    2008                                                 6.34                         3.73                         20,194
    2007                                                 5.54                         6.34                         11,172
    2006                                                 5.33                         5.54                          5,466
    2005                                                 5.15                         5.33                          2,061

Dreyfus Variable Investment Fund, Appreciation Portfolio - Service Class
    2014                                              $  9.61                      $ 10.37                          1,374
    2013                                                 7.96                         9.61                          2,261
    2012                                                 7.22                         7.96                          6,111
    2011                                                 6.64                         7.22                          1,462
    2010                                                 5.78                         6.64                         10,555
    2009                                                 4.72                         5.78                         10,888
    2008                                                 6.72                         4.72                         10,538
    2007                                                 6.29                         6.72                         15,012
    2006                                                 5.42                         6.29                         11,253
    2005                                                 5.20                         5.42                          3,234

Fidelity VIP Asset Manager Portfolio - Initial Class
    2014                                              $  9.69                      $ 10.25                        155,749
    2013                                                 8.37                         9.69                        181,757
    2012                                                 7.44                         8.37                        225,963
    2011                                                 7.64                         7.44                        272,787
    2010                                                 6.69                         7.64                        346,033
    2009                                                 5.18                         6.69                        500,161
    2008                                                 7.27                         5.18                        665,412
    2007                                                 6.29                         7.27                        853,309
    2006                                                 5.86                         6.29                      1,093,664
    2005                                                 5.63                         5.86                      1,334,763

Fidelity VIP Contrafund Portfolio - Initial Class
    2014                                              $ 13.30                      $ 14.89                        391,924
    2013                                                10.13                        13.30                        456,427
    2012                                                 8.70                        10.13                        576,537
    2011                                                 8.93                         8.70                        768,292
    2010                                                 7.62                         8.93                        974,373
    2009                                                 5.61                         7.62                      1,162,503
    2008                                                 9.76                         5.61                      1,312,556
    2007                                                 8.30                         9.76                      1,644,691
    2006                                                 7.43                         8.30                      1,923,434
    2005                                                 6.36                         7.43                      2,175,445


* All Investment Accounts represent Band A units.

                                                                               ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
    2014                                              $10.03                        $ 10.91                        165,706
    2013                                                7.83                          10.03                        186,761
    2012                                                6.68                           7.83                        245,405
    2011                                                6.61                           6.68                        326,087
    2010                                                5.74                           6.61                        421,113
    2009                                                4.41                           5.74                        517,963
    2008                                                7.69                           4.41                        758,508
    2007                                                7.57                           7.69                      1,003,896
    2006                                                6.30                           7.57                      1,218,706
    2005                                                5.95                           6.30                      1,163,221

Fidelity VIP Freedom 2005 Portfolio - Initial Class
    2014                                              $ 7.97                        $  8.32                          8,016
    2013                                                7.27                           7.97                          8,113
    2012                                                6.63                           7.27                              -
    2011                                                6.62                           6.63                              -
    2010                                                5.95                           6.62                          2,027
    2009                                                4.83                           5.95                          2,165
    2008                                                6.35                           4.83                          2,187
    2007                                                5.84                           6.35                          3,833
    2006                                                5.38                           5.84                          4,820
    2005                                                5.00 (05/20/2005)              5.38                              -

Fidelity VIP Freedom 2010 Portfolio - Initial Class
    2014                                              $ 8.50                        $  8.89                          1,030
    2013                                                7.49                           8.50                          3,903
    2012                                                6.70                           7.49                          7,832
    2011                                                6.72                           6.70                         11,002
    2010                                                5.95                           6.72                         12,988
    2009                                                4.78                           5.95                         14,538
    2008                                                6.38                           4.78                         16,102
    2007                                                5.87                           6.38                          6,524
    2006                                                5.40                           5.87                            459
    2005                                                5.00 (05/20/2005)              5.40                              -

Fidelity VIP Freedom 2015 Portfolio - Initial Class
    2014                                              $ 8.71                        $  9.12                         20,181
    2013                                                7.61                           8.71                         20,138
    2012                                                6.78                           7.61                         25,277
    2011                                                6.81                           6.78                         46,244
    2010                                                6.02                           6.81                         41,985
    2009                                                4.80                           6.02                         13,907
    2008                                                6.58                           4.80                         12,972
    2007                                                6.02                           6.58                         10,164
    2006                                                5.39                           6.02                          9,001
    2005                                                5.00 (05/20/2005)              5.39                          1,355


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Initial Class
    2014                                             $  8.75                       $  9.17                        22,612
    2013                                                7.54                          8.75                        18,172
    2012                                                6.65                          7.54                        18,444
    2011                                                6.72                          6.65                        17,057
    2010                                                5.87                          6.72                        23,589
    2009                                                4.55                          5.87                        11,356
    2008                                                6.76                          4.55                        10,815
    2007                                                6.13                          6.76                         8,857
    2006                                                5.55                          6.13                         4,890
    2005                                                5.00 (05/20/2005)             5.55                             -

Fidelity VIP Freedom 2025 Portfolio - Initial Class
    2014                                             $  9.18                       $  9.65                        17,860
    2013                                                7.66                          9.18                        19,237
    2012                                                6.65                          7.66                        21,779
    2011                                                6.79                          6.65                        19,000
    2010                                                5.87                          6.79                        15,668
    2009                                                4.51                          5.87                         9,297
    2008                                                6.85                          4.51                         8,228
    2007                                                6.20                          6.85                         6,314
    2006                                                5.59                          6.20                         6,168
    2005                                                5.00 (05/20/2005)             5.59                             -

Fidelity VIP Freedom 2030 Portfolio - Initial Class
    2014                                             $  9.08                       $  9.53                        23,226
    2013                                                7.47                          9.08                        21,355
    2012                                                6.46                          7.47                        32,274
    2011                                                6.63                          6.46                        32,358
    2010                                                5.71                          6.63                        27,104
    2009                                                4.34                          5.71                        24,536
    2008                                                7.00                          4.34                        30,887
    2007                                                6.29                          7.00                        21,864
    2006                                                5.65                          6.29                        20,827
    2005                                                5.00 (05/20/2005)             5.65                             -

Fidelity VIP Freedom Income Portfolio - Initial Class
    2014                                             $  7.45                       $  7.73                         6,569
    2013                                                7.06                          7.45                         8,501
    2012                                                6.63                          7.06                        10,247
    2011                                                6.52                          6.63                        15,302
    2010                                                6.07                          6.52                        21,626
    2009                                                5.28                          6.07                        23,716
    2008                                                5.89                          5.28                        33,445
    2007                                                5.43                          5.89                         8,957
    2006                                                5.14                          5.43                         1,709
    2005                                                5.00 (05/20/2005)             5.14                           394


* All Investment Accounts represent Band A units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                               ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                            AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
    2014                                               $  8.40                       $  9.35                        322,329
    2013                                                  6.16                          8.40                        332,226
    2012                                                  5.38                          6.16                        447,724
    2011                                                  5.36                          5.38                        556,931
    2010                                                  4.32                          5.36                        710,300
    2009                                                  3.37                          4.32                        858,000
    2008                                                  6.37                          3.37                      1,017,764
    2007                                                  5.02                          6.37                      1,280,750
    2006                                                  4.70                          5.02                      1,564,742
    2005                                                  4.44                          4.70                      1,865,701

Fidelity VIP High Income Portfolio - Initial Class
    2014                                               $  8.79                       $  8.89                        136,280
    2013                                                  8.30                          8.79                        166,506
    2012                                                  7.26                          8.30                        232,140
    2011                                                  6.98                          7.26                        187,238
    2010                                                  6.13                          6.98                        401,334
    2009                                                  4.26                          6.13                        447,071
    2008                                                  5.68                          4.26                        508,118
    2007                                                  5.53                          5.68                        421,604
    2006                                                  4.97                          5.53                        475,546
    2005                                                  4.84                          4.97                        550,324

Fidelity VIP Index 500 Portfolio - Initial Class
    2014                                               $  8.95                       $ 10.17                        599,775
    2013                                                  6.77                          8.95                        768,240
    2012                                                  5.84                          6.77                        916,834
    2011                                                  5.72                          5.84                      1,158,178
    2010                                                  4.98                          5.72                      1,434,663
    2009                                                  3.93                          4.98                      1,803,860
    2008                                                  6.24                          3.93                      2,074,157
    2007                                                  5.92                          6.24                      2,656,901
    2006                                                  5.11                          5.92                      3,133,386
    2005                                                  4.88                          5.11                      3,823,741

Fidelity VIP Mid Cap Portfolio - Service 2 Class
    2014                                               $ 11.59                       $ 12.29                          4,429
    2013                                                  8.53                         11.59                         29,402
    2012                                                  7.45                          8.53                         29,776
    2011                                                  8.36                          7.45                         38,980
    2010                                                  6.50                          8.36                         40,958
    2009                                                  5.00 (05/01/2009)             6.50                         45,920

Fidelity VIP Overseas Portfolio - Initial Class
    2014                                               $  9.52                       $  8.75                        106,554
    2013                                                  7.30                          9.52                        116,350
    2012                                                  6.05                          7.30                        154,921
    2011                                                  7.30                          6.05                        192,160
    2010                                                  6.45                          7.30                        250,456
    2009                                                  5.10                          6.45                        286,963
    2008                                                  9.07                          5.10                        422,485
    2007                                                  7.74                          9.07                        520,205
    2006                                                  6.55                          7.74                        572,209
    2005                                                  5.50                          6.55                        417,901


* All Investment Accounts represent Band A units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                 PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Franklin Founding Funds Allocation VIP Fund - 1 Class (Formerly Franklin Templeton VIP Founding Funds Allocation Fund)
    2014                                              $  6.88                        $  7.09                          3,522
    2013                                                 5.54                           6.88                            832
    2012                                                 4.79                           5.54                          1,043
    2011                                                 4.86                           4.79                          1,394
    2010                                                 4.39                           4.86                          8,284
    2009                                                 3.36                           4.39                          9,640
    2008                                                 5.00 (05/01/2008)              3.36                          2,938

Franklin Small Cap Value VIP Fund - 1 Class (Formerly Franklin Small Cap Value Securities Fund)
    2014                                              $  8.69                        $  8.77                         47,244
    2013                                                 6.37                           8.69                         51,697
    2012                                                 5.36                           6.37                          3,238
    2011                                                 5.56                           5.36                          2,054
    2010                                                 4.33                           5.56                          2,085
    2009                                                 3.34                           4.33                            659
    2008                                                 5.00 (05/01/2008)              3.34                          1,007

Invesco V.I. Core Equity Fund - Series II Class
    2014                                              $  9.95                        $ 10.73                            450
    2013                                                 7.72                           9.95                              -
    2012                                                 6.79                           7.72                             31
    2011                                                 6.81                           6.79                            208
    2010                                                 6.24                           6.81                            185
    2009                                                 5.00 (05/01/2009)              6.24                            169

Invesco V.I. Diversified Dividend Fund - Series I Class
    2014                                              $  7.18                        $  8.10                         13,388
    2013                                                 5.48                           7.18                         13,637
    2012                                                 4.61                           5.48                         16,154
    2011                                                 5.00 (04/28/2011)              4.61                         20,039

Invesco V.I. Global Health Care Fund - Series I Class
    2014                                              $ 11.30                        $ 13.52                         36,103
    2013                                                 8.04                          11.30                         39,983
    2012                                                 6.65                           8.04                         49,250
    2011                                                 6.40                           6.65                         61,393
    2010                                                 6.07                           6.40                         73,927
    2009                                                 4.76                           6.07                         84,219
    2008                                                 6.66                           4.76                        112,493
    2007                                                 5.96                           6.66                        153,644
    2006                                                 5.66                           5.96                        168,054
    2005                                                 5.24                           5.66                        164,379

Invesco V.I. Global Real Estate Fund - Series I Class
    2014                                              $ 16.37                        $ 18.76                         72,113
    2013                                                15.94                          16.37                         49,158
    2012                                                12.44                          15.94                         53,873
    2011                                                13.31                          12.44                         76,009
    2010                                                11.32                          13.31                         91,009
    2009                                                 8.61                          11.32                         98,170
    2008                                                15.55                           8.61                        123,429
    2007                                                16.46                          15.55                        132,211
    2006                                                11.55                          16.46                        167,271
    2005                                                10.11                          11.55                        138,660


* All Investment Accounts represent Band A units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                 PERIOD                  AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I Class
    2014                                              $ 10.22                        $ 10.39                         68,650
    2013                                                 9.55                          10.22                         60,925
    2012                                                 8.15                           9.55                         66,521
    2011                                                 8.07                           8.15                         74,796
    2010                                                 7.11                           8.07                         89,273
    2009                                                 4.65                           7.11                        101,928
    2008                                                 6.26                           4.65                        124,470
    2007                                                 6.18                           6.26                        138,199
    2006                                                 5.58                           6.18                        142,719
    2005                                                 5.43                           5.58                        103,048

Invesco V.I. International Growth Fund - Series II Class
    2014                                              $  9.55                        $  9.56                          8,493
    2013                                                 8.04                           9.55                        111,755
    2012                                                 6.98                           8.04                        121,081
    2011                                                 7.50                           6.98                         90,757
    2010                                                 6.66                           7.50                         82,797
    2009                                                 5.00 (05/01/2009)              6.66                         79,045

Invesco V.I. Managed Volatility Fund - Series I Class (Formerly Invesco V.I. Utilities Fund)
    2014                                              $ 10.19                        $ 12.28                         43,895
    2013                                                 9.20                          10.19                         46,175
    2012                                                 8.88                           9.20                         55,165
    2011                                                 7.62                           8.88                         63,789
    2010                                                 7.17                           7.62                         84,096
    2009                                                 6.24                           7.17                        110,280
    2008                                                 9.22                           6.24                        152,300
    2007                                                 7.65                           9.22                        179,058
    2006                                                 6.09                           7.65                        189,391
    2005                                                 5.22                           6.09                        238,333

Invesco V.I. Mid Cap Growth Fund - Series I Class
    2014                                              $  6.83                        $  7.38                         28,378
    2013                                                 4.99                           6.83                         28,886
    2012                                                 5.00 (04/12/2012)              4.99                         38,212

Janus Aspen Flexible Bond Portfolio - Institutional Class
    2014                                              $ 11.93                        $ 12.51                        386,025
    2013                                                11.94                          11.93                        447,324
    2012                                                11.02                          11.94                        536,098
    2011                                                10.33                          11.02                        584,515
    2010                                                 9.56                          10.33                        703,581
    2009                                                 8.45                           9.56                        693,205
    2008                                                 7.97                           8.45                        934,084
    2007                                                 7.44                           7.97                      1,055,264
    2006                                                 7.14                           7.44                      1,035,023
    2005                                                 7.00                           7.14                      1,133,288


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                 AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio - Institutional Class
    2014                                             $  6.52                       $  7.09                         5,039
    2013                                                4.97                          6.52                         7,380
    2012                                                4.00                          4.97                        12,643
    2011                                                4.29                          4.00                        11,786
    2010                                                4.02                          4.29                        19,831
    2009                                                2.75                          4.02                        40,327
    2008                                                5.00 (05/01/2008)             2.75                        40,662

Janus Aspen Global Research Portfolio - Institutional Class
    2014                                             $  7.73                       $  8.30                       253,418
    2013                                                6.02                          7.73                       289,343
    2012                                                5.01                          6.02                       346,515
    2011                                                5.81                          5.01                       420,224
    2010                                                5.02                          5.81                       536,680
    2009                                                3.64                          5.02                       638,479
    2008                                                6.58                          3.64                       776,675
    2007                                                6.00                          6.58                     1,045,095
    2006                                                5.08                          6.00                     1,253,535
    2005                                                4.80                          5.08                     1,555,458

Janus Aspen Overseas Portfolio - Service Class
    2014                                             $  7.88                       $  6.92                         5,236
    2013                                                6.89                          7.88                         4,795
    2012                                                6.09                          6.89                         8,820
    2011                                                9.00                          6.09                        12,322
    2010                                                7.20                          9.00                        14,767
    2009                                                5.00 (05/01/2009)             7.20                         2,426

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class
    2014                                             $  9.58                       $ 10.39                         9,441
    2013                                                7.62                          9.58                         8,295
    2012                                                6.88                          7.62                         5,563
    2011                                                7.09                          6.88                         6,113
    2010                                                6.14                          7.09                         4,766
    2009                                                5.00 (05/01/2009)             6.14                            34

Neuberger Berman AMT Mid Cap Growth Portfolio - Service Class
    2014                                             $ 12.17                       $ 13.06                         1,388
    2013                                                9.20                         12.17                           962
    2012                                                8.21                          9.20                         1,996
    2011                                                8.19                          8.21                         2,569
    2010                                                6.36                          8.19                         2,178
    2009                                                5.00 (05/01/2009)             6.36                             -

Neuberger Berman AMT Small Cap Growth Portfolio - Service Class
    2014                                             $ 10.71                       $ 11.08                         8,153
    2013                                                7.35                         10.71                         8,337
    2012                                                6.75                          7.35                         9,319
    2011                                                6.82                          6.75                        12,577
    2010                                                5.70                          6.82                        13,455
    2009                                                4.65                          5.70                        12,936
    2008                                                7.68                          4.65                        18,379
    2007                                                7.64                          7.68                        26,946
    2006                                                7.26                          7.64                        33,875
    2005                                                7.05                          7.26                        30,581


* All Investment Accounts represent Band A units.

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                       AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class
    2014                                           $15.31                       $ 17.43                         13,718
    2013                                            11.17                         15.31                         17,581
    2012                                             9.67                         11.17                         20,730
    2011                                            10.34                          9.67                         30,285
    2010                                             8.20                         10.34                         34,851
    2009                                             5.59                          8.20                         40,048
    2008                                            10.32                          5.59                         51,848
    2007                                             9.99                         10.32                         69,051
    2006                                             8.99                          9.99                        186,958
    2005                                             8.02                          8.99                        208,936

Neuberger Berman Short Duration Bond Portfolio - I Class
    2014                                           $ 6.15                       $  6.18                         51,486
    2013                                             6.11                          6.15                         59,426
    2012                                             5.84                          6.11                         58,428
    2011                                             5.82                          5.84                         18,395
    2010                                             5.53                          5.82                         22,867
    2009                                             4.88                          5.53                         23,831
    2008                                             5.64                          4.88                         33,067
    2007                                             5.38                          5.64                        269,409
    2006                                             5.16                          5.38                        345,391
    2005                                             5.09                          5.16                        264,856

OneAmerica Asset Director Portfolio - O Class
    2014                                           $14.49                       $ 15.78                        433,832
    2013                                            12.25                         14.49                        492,111
    2012                                            11.10                         12.25                        575,432
    2011                                            11.01                         11.10                        728,680
    2010                                             9.85                         11.01                        920,280
    2009                                             7.80                          9.85                      1,123,926
    2008                                            10.47                          7.80                      1,468,900
    2007                                             9.96                         10.47                      1,975,472
    2006                                             9.01                          9.96                      2,248,461
    2005                                             8.37                          9.01                      2,488,389

OneAmerica Investment Grade Bond Portfolio - O Class
    2014                                           $10.48                       $ 11.06                        333,852
    2013                                            10.72                         10.48                        381,064
    2012                                            10.29                         10.72                        479,936
    2011                                             9.58                         10.29                        546,530
    2010                                             8.93                          9.58                        670,011
    2009                                             7.74                          8.93                        735,582
    2008                                             7.81                          7.74                        967,699
    2007                                             7.34                          7.81                      1,095,317
    2006                                             7.07                          7.34                      1,477,922
    2005                                             6.92                          7.07                      1,747,896


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Money Market Portfolio - O Class
    2014                                              $ 1.34                       $ 1.34                       3,472,979
    2013                                                1.34                         1.34                       2,895,085
    2012                                                1.34                         1.34                       3,284,512
    2011                                                1.34                         1.34                       4,514,488
    2010                                                1.34                         1.34                       5,207,860
    2009                                                1.34                         1.34                       7,456,531
    2008                                                1.31                         1.34                       9,879,719
    2007                                                1.25                         1.31                       5,522,149
    2006                                                1.20                         1.25                       3,998,487
    2005                                                1.16                         1.20                       5,234,531

OneAmerica Value Portfolio - O Class
    2014                                              $15.39                       $17.10                         384,861
    2013                                               11.63                        15.39                         436,204
    2012                                               10.26                        11.63                         532,909
    2011                                               10.51                        10.26                         688,974
    2010                                                9.25                        10.51                         859,891
    2009                                                7.10                         9.25                       1,070,207
    2008                                               11.22                         7.10                       1,316,774
    2007                                               10.87                        11.22                       1,817,743
    2006                                                9.58                        10.87                       2,061,740
    2005                                                8.72                         9.58                       2,224,712

Pioneer Emerging Markets VCT Portfolio - I Class
    2014                                              $ 3.81                       $ 3.33                          29,723
    2013                                                3.89                         3.81                          75,964
    2012                                                3.47                         3.89                          71,769
    2011                                                4.53                         3.47                          72,556
    2010                                                3.91                         4.53                          87,506
    2009                                                2.24                         3.91                          61,792
    2008                                                5.00 (05/01/2008)            2.24                          53,766

Pioneer Equity Income VCT Portfolio -  II Class
    2014                                              $11.00                       $12.40                             831
    2013                                                8.54                        11.00                             359
    2012                                                7.76                         8.54                             517
    2011                                                7.34                         7.76                             231
    2010                                                6.16                         7.34                               -
    2009                                                5.00 (05/01/2009)            6.16                               -

Pioneer Fund VCT Portfolio - I Class
    2014                                              $ 7.04                       $ 7.81                          73,740
    2013                                                5.28                         7.04                         178,090
    2012                                                4.79                         5.28                         245,002
    2011                                                5.00                         4.79                         297,445
    2010                                                4.31                         5.00                         322,531
    2009                                                3.45                         4.31                         353,352
    2008                                                5.24                         3.45                         374,712
    2007                                                4.99                         5.24                         404,706
    2006                                                4.28                         4.99                         269,225
    2005                                                4.03                         4.28                         329,696


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth VCT Portfolio - I Class
    2014                                              $12.75                       $13.96                          79,870
    2013                                                8.95                        12.75                          88,222
    2012                                                8.36                         8.95                         101,130
    2011                                                8.56                         8.36                         131,901
    2010                                                7.12                         8.56                         159,824
    2009                                                4.92                         7.12                         210,665
    2008                                                7.63                         4.92                         262,116
    2007                                                7.94                         7.63                         395,125
    2006                                                7.52                         7.94                         534,216
    2005                                                7.05                         7.52                         608,499

Royce Capital Small-Cap Portfolio - Investor Class
    2014                                              $ 8.47                       $ 8.74                           2,309
    2013                                                6.29                         8.47                           2,219
    2012                                                5.59                         6.29                           4,203
    2011                                                5.78                         5.59                           1,337
    2010                                                4.79                         5.78                           2,875
    2009                                                3.54                         4.79                           5,233
    2008                                                5.00 (05/01/2008)            3.54                          12,112

T. Rowe Price Blue Chip Growth Portfolio
    2014                                              $11.33                       $12.37                         161,146
    2013                                                8.03                        11.33                          88,030
    2012                                                6.79                         8.03                         119,032
    2011                                                6.69                         6.79                         108,622
    2010                                                5.75                         6.69                         111,686
    2009                                                4.04                         5.75                          98,021
    2008                                                7.03                         4.04                          41,261
    2007                                                6.23                         7.03                          32,017
    2006                                                5.68                         6.23                          13,830
    2005                                                5.00 (04/29/2005)            5.68                          13,291

T. Rowe Price Equity Income Portfolio
    2014                                              $12.03                       $12.91                         395,441
    2013                                                9.27                        12.03                         451,289
    2012                                                7.91                         9.27                         572,408
    2011                                                7.97                         7.91                         712,621
    2010                                                6.93                         7.97                         867,947
    2009                                                5.52                         6.93                       1,045,722
    2008                                                8.63                         5.52                       1,332,734
    2007                                                8.36                         8.63                       1,762,315
    2006                                                7.03                         8.36                       2,155,931
    2005                                                6.76                         7.03                       2,448,055


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond Portfolio
   2014                                              $ 8.60                        $ 8.65                         127,396
   2013                                                8.59                          8.60                         317,840
   2012                                                8.38                          8.59                         359,967
   2011                                                8.25                          8.38                         332,324
   2010                                                8.00                          8.25                         371,687
   2009                                                7.39                          8.00                         410,009
   2008                                                7.28                          7.39                         551,377
   2007                                                6.90                          7.28                         457,695
   2006                                                6.63                          6.90                         542,508
   2005                                                6.51                          6.63                         657,395

T. Rowe Price Mid-Cap Growth Portfolio
   2014                                              $16.02                        $18.12                         120,103
   2013                                               11.72                         16.02                         139,970
   2012                                               10.29                         11.72                         182,052
   2011                                               10.42                         10.29                         230,088
   2010                                                8.14                         10.42                         294,988
   2009                                                5.59                          8.14                         369,055
   2008                                                9.27                          5.59                         451,375
   2007                                                7.89                          9.27                         630,919
   2006                                                7.40                          7.89                         848,889
   2005                                                6.45                          7.40                         964,924

Templeton Foreign VIP Fund - 2 Class (Formerly Templeton Foreign Securities Fund)
   2014                                              $ 9.66                        $ 8.58                         103,519
   2013                                                7.85                          9.66                         101,742
   2012                                                6.64                          7.85                         113,167
   2011                                                7.43                          6.64                          97,159
   2010                                                6.86                          7.43                          94,184
   2009                                                5.00 (05/01/2009)             6.86                          88,946

Templeton Global Bond VIP Fund - 1 Class (Formerly Templeton Global Bond Securities)
   2014                                              $ 8.06                        $ 8.23                          41,407
   2013                                                7.91                          8.06                          45,064
   2012                                                6.86                          7.91                          51,205
   2011                                                6.90                          6.86                          61,490
   2010                                                6.02                          6.90                          52,979
   2009                                                5.06                          6.02                          31,588
   2008                                                5.00 (05/01/2008)             5.06                          40,153

Timothy Plan Conservative Growth Variable
   2014                                              $ 7.74                        $ 7.94                         168,302
   2013                                                7.03                          7.74                         161,839
   2012                                                6.52                          7.03                         159,815
   2011                                                6.40                          6.52                         141,599
   2010                                                5.69                          6.40                         144,296
   2009                                                4.63                          5.69                         151,523
   2008                                                6.48                          4.63                         122,346
   2007                                                5.96                          6.48                         126,219
   2006                                                5.46                          5.96                          46,111
   2005                                                5.00 (04/29/2005)             5.46                          29,863


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                    AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth Variable
    2014                                              $ 7.85                        $ 7.98                          72,221
    2013                                                6.64                          7.85                         131,647
    2012                                                5.96                          6.64                          64,298
    2011                                                6.19                          5.96                          60,297
    2010                                                5.37                          6.19                          74,460
    2009                                                4.15                          5.37                          82,233
    2008                                                6.86                          4.15                         115,199
    2007                                                6.23                          6.86                          95,981
    2006                                                5.67                          6.23                         218,905
    2005                                                5.00 (04/29/2005)             5.67                         212,851

TOPS Managed Risk Balanced ETF Portfolio - 2 Class
    2014                                              $ 5.00 (09/26/2014)           $ 5.04                          23,411

TOPS Managed Risk Growth ETF Portfolio - 2 Class
    2014                                              $ 5.00 (09/26/2014)           $ 5.01                               -

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class
    2014                                              $ 5.00 (09/26/2014)           $ 5.04                           7,338

Vanguard VIF Diversified Value Portfolio
    2014                                              $ 7.49                        $ 8.23                          15,601
    2013                                                5.79                          7.49                         128,949
    2012                                                4.97                          5.79                         129,460
    2011                                                4.78                          4.97                          77,837
    2010                                                4.37                          4.78                          84,379
    2009                                                3.44                          4.37                          84,534
    2008                                                5.00 (05/01/2008)             3.44                           3,094

Vanguard VIF Mid-Cap Index Portfolio
    2014                                              $11.22                        $12.75                         100,837
    2013                                                8.32                         11.22                          79,375
    2012                                                7.18                          8.32                          86,638
    2011                                                7.33                          7.18                         100,650
    2010                                                5.85                          7.33                         104,670
    2009                                                4.17                          5.85                         111,551
    2008                                                7.16                          4.17                         146,628
    2007                                                6.75                          7.16                         137,813
    2006                                                5.93                          6.75                         103,507
    2005                                                5.00 (04/29/2005)             5.93                          27,148

Vanguard VIF Small Company Growth Portfolio
    2014                                              $12.88                        $13.32                          59,538
    2013                                                8.79                         12.88                          26,615
    2012                                                7.67                          8.79                          27,199
    2011                                                7.56                          7.67                          42,003
    2010                                                5.74                          7.56                          41,844
    2009                                                4.12                          5.74                          38,627
    2008                                                6.80                          4.12                          30,709
    2007                                                6.56                          6.80                          89,395
    2006                                                5.95                          6.56                          27,885
    2005                                                5.00 (04/29/2005)             5.95                           6,694


* All Investment Accounts represent Band A units.

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Total Bond Market Index Portfolio
   2014                                              $ 7.36                        $ 7.79                         458,159
   2013                                                7.53                          7.36                         160,235
   2012                                                7.24                          7.53                         196,339
   2011                                                6.73                          7.24                         197,080
   2010                                                6.32                          6.73                         197,862
   2009                                                5.96                          6.32                         190,234
   2008                                                5.67                          5.96                         181,417
   2007                                                5.30                          5.67                          76,118
   2006                                                5.08                          5.30                          54,027
   2005                                                5.00 (04/29/2005)             5.08                           9,616



* All Investment Accounts represent Band A units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS




AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31, 2014, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $33,404.4 million and had equity of $2,326.4 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OneAmerica Funds, Inc., Pioneer Variable Contracts Trust
(VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., Timothy Plan(R) Portfolio Variable Series, Northern Lights Variable Trust, and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all of these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.





FUND                                                       OBJECTIVE
--------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class (Formerly  Seeks long-term growth of capital.
AllianceBernstein VPS International Growth Portfolio)

AB VPS International Value Portfolio - A Class (Formerly   Seeks long-term growth of capital.
AllianceBernstein VPS International Value Portfolio)

AB VPS Small/Mid Cap Value Portfolio - A Class (Formerly   Seeks long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value Portfolio)

Alger Large Cap Growth Portfolio - I-2 Class               Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio - I-2 Class               Seeks long-term capital appreciation.

American Century VP Capital Appreciation Fund - I Class    Seeks capital growth.

American Century VP Income & Growth Fund - I Class         Seeks capital growth and income as a secondary objective.



FUND                                                        OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund - I Class            Seeks capital growth.

American Century VP Mid Cap Value Fund - II Class           Seeks long-term capital growth and seeks income as a secondary objective.

American Century VP Ultra Fund - I Class                    Seeks long-term capital growth.

Calvert VP SRI Mid Cap Growth Portfolio                     Seeks long-term capital appreciation.

Columbia Variable Portfolio-Small Cap Value Fund - 1 Class  Seeks long-term capital appreciation.

Columbia Variable Portfolio-US Government Mortgage Fund -   Seeks high level of current income and safety of principal.
1 Class

Dreyfus Investment Portfolios (IP), Small Cap Stock Index   Seeks capital appreciation.
Portfolio - Service Class

Dreyfus Investment Portfolios (IP), Technology Growth       Seeks to match the performance of the S&P Small Cap 600 Index.
Portfolio - Service Class

Dreyfus Variable Investment Fund (VIF), Appreciation        Seeks long-term capital growth and seeks current income as a secondary
Portfolio - Service Class                                   objective.

Fidelity VIP Asset Manager Portfolio - Initial Class        Seeks to obtain high total return.

Fidelity VIP Contrafund Portfolio - Initial Class           Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class        Seeks reasonable income.

Fidelity VIP Freedom 2005 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2010 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2015 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2020 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2025 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom 2030 Portfolio - Initial Class         Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity VIP Freedom Income Portfolio - Initial Class       Seeks high total return with a secondary objective of principal preservation.

Fidelity VIP Growth Portfolio - Initial Class               Seeks capital appreciation.

Fidelity VIP High Income Portfolio - Initial Class          Seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Index 500 Portfolio - Initial Class            Seeks results that correspond to the total return of common stocks that comprise the S&P 500(R).

Fidelity VIP Mid Cap Portfolio - Service 2 Class            Seeks long-term growth of capital.

Fidelity VIP Overseas Portfolio - Initial Class             Seeks long-term capital appreciation.

Franklin Founding Funds Allocation VIP Fund - 1 Class       Seeks capital appreciation and income as a secondary objective.
(Formerly Franklin Templeton VIP Founding Funds Allocation
Fund)

Franklin Small Cap Value VIP Fund - 1 Class (Formerly       Seeks long-term total return.
Franklin Small Cap Value Securities Fund)

Invesco V.I. Core Equity Fund - Series II Class             Seeks growth of capital.

Invesco V.I. Diversified Dividend Fund - Series I Class     Seeks current income and long-term growth of income and capital

Invesco V.I. Global Health Care Fund - Series I Class       Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund - Series I Class       Seeks high total return.

Invesco V.I. High Yield Fund - Series I Class               Seeks a high level of current income.



FUND                                                             OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund - Series II Class         Seeks long-term capital growth.

Invesco V.I. Managed Volatility Fund - Series I Class (Formerly  Seeks capital growth and current income.
Invesco V.I. Utilities Fund)

Invesco V.I. Mid Cap Growth Fund - Series I Class                Seeks long-term growth of capital.

Janus Aspen Flexible Bond Portfolio - Institutional Class        Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio - Institutional Class                Seeks long-term growth of capital.

Janus Aspen Global Research Portfolio - Institutional Class      Seeks long-term capital growth.

Janus Aspen Overseas Portfolio - Service Class                   Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class      Seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Portfolio - Service          Seeks growth of capital.
Class

Neuberger Berman AMT Small Cap Growth Portfolio - Service        Seeks long-term capital growth.
Class

Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class     Seeks growth of capital.

Neuberger Berman Short Duration Bond Portfolio - I Class         Seeks highest available income with a secondary objective of total return.

OneAmerica Asset Director Portfolio - O Class                    Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio - O Class             Seeks a high level of income and seeks capital appreciation as a secondary objective.

OneAmerica Money Market Portfolio - O Class                      Seeks to provide a level of current income.

OneAmerica Value Portfolio - O Class                             Seeks long-term capital appreciation and seeks current investment income as a secondary objective.

Pioneer Emerging Markets VCT Portfolio - I Class                 Seeks long-term growth of capital.

Pioneer Equity Income VCT Portfolio -  II Class                  Seeks current income and long-term growth of capital.

Pioneer Fund VCT Portfolio - I Class                             Seeks reasonable income and capital growth.

Pioneer Select Mid Cap Growth VCT Portfolio - I Class            Seeks capital growth.

Royce Capital Small-Cap Portfolio - Investor Class               Seeks long-term growth of capital.

T. Rowe Price Blue Chip Growth Portfolio                         Seeks to provide long-term growth and income as a secondary objective.

T. Rowe Price Equity Income Portfolio                            Seeks high current income and long-term capital growth.

T. Rowe Price Limited-Term Bond Portfolio                        Seeks high level of current income.

T. Rowe Price Mid-Cap Growth Portfolio                           Seeks long-term capital appreciation.

Templeton Foreign VIP Fund - 2 Class (Formerly Templeton         Seeks long-term growth.
Foreign Securities Fund)

Templeton Global Bond VIP Fund - 1 Class (Formerly               Seeks high current income.
Templeton Global Bond Securities)

Timothy Plan Conservative Growth Variable                        Seeks long-term capital growth.

Timothy Plan Strategic Growth Variable                           Seeks long-term capital growth.

TOPS Managed Risk Balanced ETF Portfolio - 2 Class               Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Portfolio - 2 Class                 Seeks capital appreciation with less volatility than the equity market as a whole.

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class        Seeks capital appreciation with less volatility than the equity market as a whole.

Vanguard VIF Diversified Value Portfolio                         Seeks long-term capital appreciation and income.

Vanguard VIF Mid-Cap Index Portfolio                             Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard VIF Small Company Growth Portfolio                      Seeks long-term capital appreciation.

Vanguard VIF Total Bond Market Index Portfolio                   Seeks to track the performance of a broad, market-weighted bond index.


                               THE CONTRACTS




GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408 or Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.



         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD




APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may vary at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency, but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums may not total more than $1,000,000 in each of the first two (2) Contract Years and $15,000 in any subsequent Contract Year unless otherwise agreed to by AUL.


If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.


Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

The initial Premium must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office. AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408(a) and 408(b) (if returned within seven (7) days of receipt).


ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected by the Owner. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of such notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the Owner's allocation instructions on the date AUL receives the Premium at AUL's Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at AUL's Corporate Office.


In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received to AUL's General Account prior to the end of the "Right to Examine" Period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "Right to Examine" Period. At the end of the Right to Examine Period, AUL transfers the net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine Period, solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.



TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one (1) Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided, however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one (1) or more Investment Accounts of the Variable Account during the Accumulation Period, subject to certain limitations as described in "The Fixed Account." Transfers into some Investment Accounts could result in termination of certain riders.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated Unit value.


MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short-term trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                   TRANSFER        UNIT            UNITS
     MONTH          AMOUNT         VALUE         PURCHASED
----------------------------------------------------------
       1            $1,000          $20               50
       2            $1,000          $25               40
       3            $1,000          $30           33.333
       4            $1,000          $40               25
       5            $1,000          $35           28.571
       6            $1,000          $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year.

Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made, and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the DCA Program, a minimum deposit of $10,000 is required.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.


AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.



PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.


As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.


On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.


As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by MFIM. Neither AUL nor OAM dictates to MFIM the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of MFIM to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.


The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.



                          CHARGES AND DEDUCTIONS




PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. If a cash withdrawal is made or the Contract is surrendered by the Owner, no withdrawal charge (which may also be referred to as a contingent deferred sales charge) will be assessed by AUL on the amount withdrawn. A withdrawal may result in taxable income to the Contract Owner.


MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a monthly charge from the Variable Account Value pro rata based on the amounts in each account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose.

ANNUAL CONTRACT FEE


AUL deducts an annual Contract fee from each Owner's Account Value equal to the lesser of 2 percent of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The annual Contract fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.



RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Accounts.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.




                                DISTRIBUTIONS




CASH WITHDRAWALS


During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.


If AUL receives Proper Notice of a full surrender request, AUL will pay the Owner's Net Cash Value as of the end of the Valuation Period.


A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a full surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $200 for qualified plans and $500 for non-qualified plans. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.


The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any applicable Market Value Adjustments a surrender or a withdrawal may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases


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a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of
Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401(k) or 403(b). Prior to the Annuitization Date, the Owner of a qualified Contract may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from a qualified Contract are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one (1) year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above. AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Account Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or in part if the participant has additional loans from other plans or Contracts.


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (not all death benefit option riders may be available in all states at the time of application).

If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1)  the Account Value less any outstanding loan and accrued interest; or

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.



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ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest; or,

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

After the Owner's 86th birthday, the death benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. Withdrawals will reduce the death benefit on a proportional basis.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth (5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity Option on a fixed or variable basis, or a combination thereof.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first (1st) day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.



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When the Owner annuitizes, The Owner must choose:

  1.  An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on "An Annuity Election Form" that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the qualified plan for pertinent limitations regarding Annuity dates and options.


FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first (1st) payment amount under a variable payment Annuity option is set at the first (1st) Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the variable payment Annuity table the Owner selects, after deducting applicable premium taxes. Payments under the variable payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first (1st) Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. INCOME FOR A FIXED PERIOD - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20.)

  2. LIFE ANNUITY - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY -. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent


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limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.



                            THE FIXED ACCOUNT(S)




SUMMARY OF THE FIXED ACCOUNT(S)

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either MVA Fixed Account(s) or a Non-MVA Fixed Account will be available under the Contract. THE MVA MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS. NON-MVA FIXED ACCOUNT(S) MAY NOT BE AVAILABLE IN ALL STATES.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). However, for all Contracts applied for or issued after August 24, 2011, the Guaranteed Rate will be at least equal to a minimum effective annual rate of 1 percent. AUL will determine a Current rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the Guaranteed Rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).


MARKET VALUE ADJUSTED FIXED ACCOUNT

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by AUL for any Guaranteed Period selected, will be credited unless a distribution from the MVA Fixed Account occurs for any reason. The minimum amount of any allocation made to the MVA Fixed Account must be $1,000. MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

Generally, the Market Value Adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the MVA option rates in effect. When prevailing rates are lower than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the MVA option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a Market Value Adjustment should be carefully considered before electing to surrender allocations in the MVA Fixed Account.

During the MVA free window, the Owner may transfer or withdraw amounts from MVA Fixed Accounts with expiring Guaranteed Periods without MVA. The MVA free window is currently set at thirty (30) days prior to the end of the maturity duration selected. AUL reserves the right to change the MVA free window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If the Owner takes no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period and Current Rate will apply. MVA Fixed Accounts are available during the accumulation phase of a Contract only and are not available as Fixed Accounts during the annuitization phase of a


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Contract. In addition, MVA Fixed Accounts are not available for use in conjunction with Contract Owner services such as DCA and portfolio rebalancing.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, plus or minus any applicable Market Value Adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested.

The maximum amount that may be transferred in any one (1) Contract Year from a Non-MVA Fixed Account is the lesser of 20 percent of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

Transfers from MVA Fixed Accounts may be subject to Market Value Adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20 percent Fixed Account transfer limitation. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guaranteed Periods the Owner has indicated. Transfers may result in a charge to the Contract Owner.

For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."


CONTRACT CHARGES

The annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.



                          MORE ABOUT THE CONTRACTS




DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular qualified plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse


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
if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

Subject to applicable federal and state laws, rules and regulations, a Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at the Corporate Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus. Some riders are not available in all states.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest. Withdrawals will reduce the death benefit on a proportional basis; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.


GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized, and the Owner chooses a life annuitization option, at any time after the tenth (10th) Contract Anniversary, the amount applied to the then-current Annuity table will be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the rider will be terminated automatically.



                             FEDERAL TAX MATTERS




INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a qualified tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS, AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS, AND SHOULD NOT BE CONSIDERED, TAX ADVICE. THE OWNER SHOULD CONSULT HIS OR HER TAX ADVISOR.



DIVERSIFICATION STANDARDS

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment or an Annuity payment under an Annuity Contract, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first (1st) year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity Contract, a Contract must provide the following two (2) distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated Beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one (1) to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.


QUALIFIED PLANS

The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES


Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.



2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan or IRA. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS


Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.


Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.


An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meet certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.



401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.



                              OTHER INFORMATION




MIXED AND SHARED FUNDING


The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Separate Account Investment Option that invests in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.


AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant, if allowed by applicable law.


Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law. An Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity Contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of DirectPoint and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend DirectPoint over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS


Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.


Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc., as of December 31, 2014, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                                 Page

GENERAL INFORMATION AND HISTORY..........................................................................................      3
DISTRIBUTION OF CONTRACTS................................................................................................      3
CUSTODY OF ASSETS........................................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT...............................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...........................................................      4
403(b) Programs..........................................................................................................      5
408 and 408A Programs....................................................................................................      5
457 Programs.............................................................................................................      6
Employee Benefit Plans...................................................................................................      7
Tax Penalty for All Annuity Contracts....................................................................................      7
Withholding for Employee Benefit Plans and Tax-Deferred Annuities........................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................................      8
FINANCIAL STATEMENTS.....................................................................................................      9

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all Contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.





--------------------------------------------------------------------------------
            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                 DIRECTPOINT
                       (NO WITHDRAWAL CHARGE CONTRACT)



                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)



            ONE AMERICAN SQUARE INDIANAPOLIS, INDIANA 46206-7127



                                 PROSPECTUS



                             Dated: May 1, 2015
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

(THIS PAGE LEFT INTENTIONALLY BLANK.)

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INDIVIDUAL VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA SECURITIES, INC. MEMBER OF FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.





AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368



(C) 2015 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           3-14773     5/1/15



[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

DIRECTPOINT -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY

DIRECTPOINT

(No withdrawal charge contract)

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442


                                                                    May 1, 2015

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2015

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                                VARIABLE ANNUITY

                                  DIRECTPOINT

                        (NO WITHDRAWAL CHARGE CONTRACT)
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS



                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 7127
                        INDIANAPOLIS, INDIANA 46206-7127
                      (800) 537-6442 - www.oneamerica.com




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2015.

A Prospectus is available without charge by calling the number listed Above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                               TABLE OF CONTENTS

----------------------------------------------------------------------
DESCRIPTION                                                      PAGE
GENERAL INFORMATION AND HISTORY                                     3
DISTRIBUTION OF CONTRACTS                                           3
CUSTODY OF ASSETS                                                   3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                          3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT            4
PROGRAMS
  403(b) Programs                                                   5
  408 and 408A Programs                                             5
  457 Programs                                                      6
  Employee Benefit Plans                                            7
  Tax Penalty for All Annuity Contracts                             7
  Withholding for Employee Benefit Plans and Tax-                   8
  Deferred Annuities
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       8
FINANCIAL STATEMENTS                                                9


                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

                 TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER
                              RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $18,000 for 2015. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $53,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account

("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $53,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten (10) year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $53,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-FREE DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2014 and 2013 and the related consolidated statements of comprehensive income, statements of shareholder's equity and statements of cash flows for each of the three years in the period ended December 31, 2014, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2013 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2014 are included in this Statement of Additional Information.




[PWC LOGO]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of American United Life Insurance Company:


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2014 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2015

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,295,117   $     4,894,436           124,171
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (45)
                                                       ---------------
Net assets                                             $     7,295,072
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,396,585           485,998   $          9.05
Band B                                                       2,898,487           227,406             12.75
                                                       ---------------   ---------------
Total                                                  $     7,295,072           713,404
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,266
Mortality & expense charges                                                                        (41,114)
                                                                                           ---------------
Net investment income (loss)                                                                       (29,848)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           630,153
Realized gain distributions                                                                      1,141,557
Net change in unrealized appreciation (depreciation)                                            (1,017,379)
                                                                                           ---------------
Net gain (loss)                                                                                    754,331
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       724,483
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (29,848)  $              8,873
Net realized gain (loss)                                                     630,153                708,225
Realized gain distributions                                                1,141,557                     --
Net change in unrealized appreciation (depreciation)                      (1,017,379)             1,444,746
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            724,483              2,161,844
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     327,456                146,677
Cost of units redeemed                                                    (1,338,607)            (2,123,962)
Account charges                                                              (69,678)               (66,370)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,080,829)            (2,043,655)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (356,346)               118,189
Net assets, beginning                                                      7,651,418              7,533,229
                                                                --------------------   --------------------
Net assets, ending                                              $          7,295,072   $          7,651,418
                                                                ====================   ====================

Units sold                                                                    38,486                 19,645
Units redeemed                                                              (138,361)              (259,034)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (99,875)              (239,389)
Units outstanding, beginning                                                 813,279              1,052,668
                                                                --------------------   --------------------
Units outstanding, ending                                                    713,404                813,279
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        263,661,691
Cost of units redeemed                                                                         (257,696,056)
Account charges                                                                                  (2,491,192)
Net investment income (loss)                                                                      2,915,534
Net realized gain (loss)                                                                         (2,637,143)
Realized gain distributions                                                                       1,141,557
Net change in unrealized appreciation (depreciation)                                              2,400,681
                                                                                       --------------------
Net assets                                                                             $          7,295,072
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.05               486   $         4,397               N/A              11.0%
12/31/2013                        8.15               520             4,237               N/A              35.1%
12/31/2012                        6.03               614             3,704               N/A               9.9%
12/31/2011                        5.49               794             4,359               N/A              -0.3%
12/31/2010                        5.51             1,003             5,529               N/A              13.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.75               227   $         2,898              1.30%              9.6%
12/31/2013                       11.63               293             3,415              1.30%             33.3%
12/31/2012                        8.73               439             3,829              1.30%              8.4%
12/31/2011                        8.05               496             3,993              1.30%             -1.6%
12/31/2010                        8.18               564             4,617              1.30%             11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.2%
2013                               0.7%
2012                               1.2%
2011                               1.0%
2010                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,633,130   $     2,715,210            88,477
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (52)
                                                       ---------------
Net assets                                             $     2,633,078
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,215,596           157,826   $          7.70
Band B                                                       1,417,482            84,921             16.69
                                                       ---------------   ---------------
Total                                                  $     2,633,078           242,747
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (96,751)
                                                                                           ---------------
Net investment income (loss)                                                                       (96,751)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,763,093
Realized gain distributions                                                                        242,090
Net change in unrealized appreciation (depreciation)                                            (1,959,374)
                                                                                           ---------------
Net gain (loss)                                                                                     45,809
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (50,942)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (96,751)  $           (172,284)
Net realized gain (loss)                                                   1,763,093                342,020
Realized gain distributions                                                  242,090              2,059,947
Net change in unrealized appreciation (depreciation)                      (1,959,374)             1,960,485
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (50,942)             4,190,168
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     673,985              3,165,354
Cost of units redeemed                                                   (14,840,643)            (2,876,870)
Account charges                                                              (64,081)              (112,994)
                                                                --------------------   --------------------
Increase (decrease)                                                      (14,230,739)               175,490
                                                                --------------------   --------------------
Net increase (decrease)                                                  (14,281,681)             4,365,658
Net assets, beginning                                                     16,914,759             12,549,101
                                                                --------------------   --------------------
Net assets, ending                                              $          2,633,078   $         16,914,759
                                                                ====================   ====================

Units sold                                                                    48,602                235,665
Units redeemed                                                              (935,212)              (247,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (886,610)               (11,611)
Units outstanding, beginning                                               1,129,357              1,140,968
                                                                --------------------   --------------------
Units outstanding, ending                                                    242,747              1,129,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $      1,732,854,947
Cost of units redeemed                                                                       (1,735,623,953)
Account charges                                                                                  (1,572,203)
Net investment income (loss)                                                                     (1,589,466)
Net realized gain (loss)                                                                          3,082,466
Realized gain distributions                                                                       5,563,367
Net change in unrealized appreciation (depreciation)                                                (82,080)
                                                                                       --------------------
Net assets                                                                             $          2,633,078
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.70               158   $         1,216               N/A               0.4%
12/31/2013                        7.67               229             1,756               N/A              34.3%
12/31/2012                        5.71               278             1,590               N/A              12.5%
12/31/2011                        5.08               323             1,641               N/A              -3.2%
12/31/2010                        5.24               443             2,322               N/A              25.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         16.69                85   $         1,417              1.30%             -0.9%
12/31/2013                       16.84               900            15,158              1.30%             32.5%
12/31/2012                       12.70               863            10,959              1.30%             11.0%
12/31/2011                       11.44             1,018            11,648              1.30%             -4.4%
12/31/2010                       11.97             1,393            16,674              1.30%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       100,508   $        93,056             5,278
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $       100,505
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,401               964   $          4.57
Band B                                                          96,104            22,958              4.19
                                                       ---------------   ---------------
Total                                                  $       100,505            23,922
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,366)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,366)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,458
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (6,777)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,319)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,685)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,366)  $               (374)
Net realized gain (loss)                                                       3,458                  1,390
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (6,777)                12,017
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,685)                13,033
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,695                 52,044
Cost of units redeemed                                                       (58,743)               (15,170)
Account charges                                                                 (634)                  (788)
                                                                --------------------   --------------------
Increase (decrease)                                                          (55,682)                36,086
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,367)                49,119
Net assets, beginning                                                        160,872                111,753
                                                                --------------------   --------------------
Net assets, ending                                              $            100,505   $            160,872
                                                                ====================   ====================

Units sold                                                                       891                 12,827
Units redeemed                                                               (14,375)                (4,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,484)                 8,349
Units outstanding, beginning                                                  37,406                 29,057
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,922                 37,406
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            295,165
Cost of units redeemed                                                                             (222,806)
Account charges                                                                                      (4,641)
Net investment income (loss)                                                                          5,085
Net realized gain (loss)                                                                             20,250
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,452
                                                                                       --------------------
Net assets                                                                             $            100,505
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.57                 1   $             4               N/A              -1.2%
12/31/2013                        4.62                 1                 5               N/A              13.6%
12/31/2012                        4.07                 2                 9               N/A              15.5%
12/31/2011                        3.52                 2                 8               N/A             -15.9%
12/31/2010                        4.18                 9                36               N/A              12.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.19                23   $            96              1.30%             -2.5%
12/31/2013                        4.29                36               156              1.30%             12.1%
12/31/2012                        3.83                27               103              1.30%             14.0%
12/31/2011                        3.36                38               129              1.30%            -16.9%
12/31/2010                        4.04                41               165              1.30%             11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.8%
2012                               1.8%
2011                               3.4%
2010                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       708,244   $       564,139            32,265
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $       708,217
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        60,169             6,324   $          9.51
Band B                                                         648,048            74,284              8.72
                                                       ---------------   ---------------
Total                                                  $       708,217            80,608
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,093
Mortality & expense charges                                                                        (91,130)
                                                                                           ---------------
Net investment income (loss)                                                                       (86,037)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         6,545,617
Realized gain distributions                                                                         84,010
Net change in unrealized appreciation (depreciation)                                            (5,467,334)
                                                                                           ---------------
Net gain (loss)                                                                                  1,162,293
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,076,256
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (86,037)  $            (94,090)
Net realized gain (loss)                                                   6,545,617              1,003,335
Realized gain distributions                                                   84,010                790,063
Net change in unrealized appreciation (depreciation)                      (5,467,334)             2,680,750
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,076,256              4,380,058
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     683,305              2,044,615
Cost of units redeemed                                                   (16,174,894)            (4,141,921)
Account charges                                                              (51,085)              (107,133)
                                                                --------------------   --------------------
Increase (decrease)                                                      (15,542,674)            (2,204,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (14,466,418)             2,175,619
Net assets, beginning                                                     15,174,635             12,999,016
                                                                --------------------   --------------------
Net assets, ending                                              $            708,217   $         15,174,635
                                                                ====================   ====================

Units sold                                                                    90,015                303,722
Units redeemed                                                            (1,879,649)              (618,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,789,634)              (314,692)
Units outstanding, beginning                                               1,870,242              2,184,934
                                                                --------------------   --------------------
Units outstanding, ending                                                     80,608              1,870,242
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         26,438,762
Cost of units redeemed                                                                          (33,874,898)
Account charges                                                                                    (693,821)
Net investment income (loss)                                                                       (595,428)
Net realized gain (loss)                                                                          7,540,102
Realized gain distributions                                                                       1,749,395
Net change in unrealized appreciation (depreciation)                                                144,105
                                                                                       --------------------
Net assets                                                                             $            708,217
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.51                 6   $            60               N/A               9.2%
12/31/2013                        8.71                61               529               N/A              38.1%
12/31/2012                        6.31                60               380               N/A              18.7%
12/31/2011                        5.31                85               454               N/A              -8.4%
12/31/2010                        5.80                90               520               N/A              26.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.72                74   $           648              1.30%              7.8%
12/31/2013                        8.09             1,810            14,646              1.30%             36.3%
12/31/2012                        5.94             2,125            12,619              1.30%             17.2%
12/31/2011                        5.07             2,337            11,841              1.30%             -9.6%
12/31/2010                        5.60             2,600            14,570              1.30%             25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               0.6%
2012                               0.6%
2011                               0.5%
2010                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        91,726   $        98,732             6,779
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        91,728
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,104             1,126   $          3.65
Band B                                                          87,624            26,217              3.34
                                                       ---------------   ---------------
Total                                                  $        91,728            27,343
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,664
Mortality & expense charges                                                                         (1,371)
                                                                                           ---------------
Net investment income (loss)                                                                         2,293
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (50)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (11,325)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,375)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,082)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,293   $              6,988
Net realized gain (loss)                                                         (50)                (1,290)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (11,325)                15,721
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,082)                21,419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,977                 60,588
Cost of units redeemed                                                       (58,455)               (19,128)
Account charges                                                                 (570)                  (536)
                                                                --------------------   --------------------
Increase (decrease)                                                          (57,048)                40,924
                                                                --------------------   --------------------
Net increase (decrease)                                                      (66,130)                62,343
Net assets, beginning                                                        157,858                 95,515
                                                                --------------------   --------------------
Net assets, ending                                              $             91,728   $            157,858
                                                                ====================   ====================

Units sold                                                                     1,937                 17,714
Units redeemed                                                               (18,213)                (6,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,276)                11,642
Units outstanding, beginning                                                  43,619                 31,977
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,343                 43,619
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         34,132,888
Cost of units redeemed                                                                          (24,523,875)
Account charges                                                                                    (339,878)
Net investment income (loss)                                                                         96,779
Net realized gain (loss)                                                                         (9,267,180)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (7,006)
                                                                                       --------------------
Net assets                                                                             $             91,728
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.65                 1   $             4               N/A              -6.2%
12/31/2013                        3.89                 1                 5               N/A              23.0%
12/31/2012                        3.16                 2                 7               N/A              14.5%
12/31/2011                        2.76                 4                11               N/A             -19.3%
12/31/2010                        3.42                64               218               N/A               4.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.34                26   $            88              1.30%             -7.4%
12/31/2013                        3.61                42               152              1.30%             21.4%
12/31/2012                        2.97                30                88              1.30%             13.0%
12/31/2011                        2.63                50               132              1.30%            -20.3%
12/31/2010                        3.30             2,986             9,853              1.30%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.9%
2013                               6.6%
2012                               1.3%
2011                               2.5%
2010                               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       710,216   $       656,296            45,292
                                                                         ===============   ===============
Receivables: investments sold                                    1,778
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       711,994
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       119,477            21,891   $          5.46
Band B                                                         592,517           109,565              5.41
                                                       ---------------   ---------------
Total                                                  $       711,994           131,456
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,762)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,762)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,386
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                53,920
                                                                                           ---------------
Net gain (loss)                                                                                     56,306
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        51,544
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,762)  $                 --
Net realized gain (loss)                                                       2,386                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          53,920                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,544                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     721,968                     --
Cost of units redeemed                                                       (59,417)                    --
Account charges                                                               (2,101)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          660,450                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      711,994                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            711,994   $                 --
                                                                ====================   ====================

Units sold                                                                   149,817                     --
Units redeemed                                                               (18,361)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,456                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    131,456                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            721,968
Cost of units redeemed                                                                              (59,417)
Account charges                                                                                      (2,101)
Net investment income (loss)                                                                         (4,762)
Net realized gain (loss)                                                                              2,386
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 53,920
                                                                                       --------------------
Net assets                                                                             $            711,994
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.46                22   $           119               N/A               9.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.41               110   $           593              1.30%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP INCOME & GROWTH FUND I CLASS - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    53,824,529   $    51,818,692         5,320,540
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (33,869)
                                                       ---------------
Net assets                                             $    53,790,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,659,514           252,608   $         10.53
Band B                                                      51,131,146         4,189,129             12.21
                                                       ---------------   ---------------
Total                                                  $    53,790,660         4,441,737
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       568,274
Mortality & expense charges                                                                       (363,934)
                                                                                           ---------------
Net investment income (loss)                                                                       204,340
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           701,663
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,236,053
                                                                                           ---------------
Net gain (loss)                                                                                  1,937,716
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,142,056
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            204,340   $             40,516
Net realized gain (loss)                                                     701,663                203,527
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,236,053                578,140
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,142,056                822,183
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  54,821,941                460,240
Cost of units redeemed                                                    (5,836,223)              (972,693)
Account charges                                                             (207,719)               (20,892)
                                                                --------------------   --------------------
Increase (decrease)                                                       48,777,999               (533,345)
                                                                --------------------   --------------------
Net increase (decrease)                                                   50,920,055                288,838
Net assets, beginning                                                      2,870,605              2,581,767
                                                                --------------------   --------------------
Net assets, ending                                              $         53,790,660   $          2,870,605
                                                                ====================   ====================

Units sold                                                                 4,701,847                 51,175
Units redeemed                                                              (540,354)              (112,449)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,161,493                (61,274)
Units outstanding, beginning                                                 280,244                341,518
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,441,737                280,244
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        122,495,380
Cost of units redeemed                                                                          (77,153,091)
Account charges                                                                                  (1,522,090)
Net investment income (loss)                                                                      1,541,550
Net realized gain (loss)                                                                          3,886,562
Realized gain distributions                                                                       2,536,512
Net change in unrealized appreciation (depreciation)                                              2,005,837
                                                                                       --------------------
Net assets                                                                             $         53,790,660
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.53               253   $         2,660               N/A              12.5%
12/31/2013                        9.36               128             1,201               N/A              35.8%
12/31/2012                        6.89               167             1,149               N/A              14.7%
12/31/2011                        6.00               189             1,137               N/A               3.1%
12/31/2010                        5.82               238             1,388               N/A              14.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.21             4,189   $        51,131              1.30%             11.1%
12/31/2013                       10.99               152             1,669              1.30%             34.1%
12/31/2012                        8.20               175             1,433              1.30%             13.3%
12/31/2011                        7.24               224             1,622              1.30%              1.8%
12/31/2010                        7.11               247             1,755              1.30%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.0%
2013                               2.3%
2012                               2.1%
2011                               1.5%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,850,670   $    29,380,587         2,788,893
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,510)
                                                       ---------------
Net assets                                             $    27,833,160
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,545,532           172,320   $          8.97
Band B                                                      26,287,628         2,492,213             10.55
                                                       ---------------   ---------------
Total                                                  $    27,833,160         2,664,533
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       110,363
Mortality & expense charges                                                                       (229,864)
                                                                                           ---------------
Net investment income (loss)                                                                      (119,501)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           623,523
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (3,108,865)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,485,342)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,604,843)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (119,501)  $             39,929
Net realized gain (loss)                                                     623,523                141,293
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (3,108,865)             1,090,251
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,604,843)             1,271,473
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  27,295,466                775,841
Cost of units redeemed                                                    (3,773,187)            (1,353,643)
Account charges                                                             (130,029)               (47,456)
                                                                --------------------   --------------------
Increase (decrease)                                                       23,392,250               (625,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                   20,787,407                646,215
Net assets, beginning                                                      7,045,753              6,399,538
                                                                --------------------   --------------------
Net assets, ending                                              $         27,833,160   $          7,045,753
                                                                ====================   ====================

Units sold                                                                 2,396,231                 83,394
Units redeemed                                                              (373,155)              (148,046)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,023,076                (64,652)
Units outstanding, beginning                                                 641,457                706,109
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,664,533                641,457
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        174,717,628
Cost of units redeemed                                                                         (145,724,837)
Account charges                                                                                  (1,470,894)
Net investment income (loss)                                                                         86,450
Net realized gain (loss)                                                                         (3,091,252)
Realized gain distributions                                                                       4,845,982
Net change in unrealized appreciation (depreciation)                                             (1,529,917)
                                                                                       --------------------
Net assets                                                                             $         27,833,160
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.97               172   $         1,546               N/A              -5.5%
12/31/2013                        9.49               115             1,088               N/A              22.4%
12/31/2012                        7.75               130             1,010               N/A              21.2%
12/31/2011                        6.40               163             1,042               N/A             -12.0%
12/31/2010                        7.28               199             1,451               N/A              13.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.55             2,492   $        26,288              1.30%             -6.7%
12/31/2013                       11.31               527             5,958              1.30%             20.8%
12/31/2012                        9.36               576             5,390              1.30%             19.6%
12/31/2011                        7.83               645             5,050              1.30%            -13.2%
12/31/2010                        9.01               764             6,891              1.30%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.6%
2013                               1.7%
2012                               0.9%
2011                               1.5%
2010                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       302,786   $       182,913            18,771
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $       302,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        30,867             3,002   $         10.28
Band B                                                         271,910            29,989              9.07
                                                       ---------------   ---------------
Total                                                  $       302,777            32,991
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,190
Mortality & expense charges                                                                         (3,571)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,381)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,977
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   409
                                                                                           ---------------
Net gain (loss)                                                                                     27,386
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        25,005
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,381)  $             (1,422)
Net realized gain (loss)                                                      26,977                 15,401
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             409                 68,533
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             25,005                 82,512
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      36,052                 12,641
Cost of units redeemed                                                       (56,684)               (58,896)
Account charges                                                               (1,842)                (1,995)
                                                                --------------------   --------------------
Increase (decrease)                                                          (22,474)               (48,250)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,531                 34,262
Net assets, beginning                                                        300,246                265,984
                                                                --------------------   --------------------
Net assets, ending                                              $            302,777   $            300,246
                                                                ====================   ====================

Units sold                                                                     4,600                  1,816
Units redeemed                                                                (7,144)                (8,532)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,544)                (6,716)
Units outstanding, beginning                                                  35,535                 42,251
                                                                --------------------   --------------------
Units outstanding, ending                                                     32,991                 35,535
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            914,631
Cost of units redeemed                                                                             (755,601)
Account charges                                                                                     (14,715)
Net investment income (loss)                                                                        (16,830)
Net realized gain (loss)                                                                             21,551
Realized gain distributions                                                                          33,868
Net change in unrealized appreciation (depreciation)                                                119,873
                                                                                       --------------------
Net assets                                                                             $            302,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.28                 3   $            31               N/A              10.0%
12/31/2013                        9.35                 4                33               N/A              37.1%
12/31/2012                        6.82                 8                55               N/A              13.9%
12/31/2011                        5.99                 5                30               N/A               1.1%
12/31/2010                        5.92                 5                32               N/A              16.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.07                30   $           272              1.30%              8.6%
12/31/2013                        8.35                32               267              1.30%             35.3%
12/31/2012                        6.17                34               211              1.30%             12.4%
12/31/2011                        5.49                51               282              1.30%             -0.2%
12/31/2010                        5.50                36               196              1.30%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.4%
2013                               0.6%
2012                               0.0%
2011                               0.0%
2010                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       449,146   $       367,649            22,626
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $       449,144
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       111,292             8,164   $         13.63
Band B                                                         337,852            26,678             12.66
                                                       ---------------   ---------------
Total                                                  $       449,144            34,842
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,527
Mortality & expense charges                                                                         (3,077)
                                                                                           ---------------
Net investment income (loss)                                                                           450
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,374
Realized gain distributions                                                                         20,823
Net change in unrealized appreciation (depreciation)                                                22,019
                                                                                           ---------------
Net gain (loss)                                                                                     50,216
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        50,666
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                450   $                453
Net realized gain (loss)                                                       7,374                  8,036
Realized gain distributions                                                   20,823                  3,555
Net change in unrealized appreciation (depreciation)                          22,019                 48,972
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             50,666                 61,016
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     159,986                 59,450
Cost of units redeemed                                                       (33,999)               (51,683)
Account charges                                                               (2,326)                (1,903)
                                                                --------------------   --------------------
Increase (decrease)                                                          123,661                  5,864
                                                                --------------------   --------------------
Net increase (decrease)                                                      174,327                 66,880
Net assets, beginning                                                        274,817                207,937
                                                                --------------------   --------------------
Net assets, ending                                              $            449,144   $            274,817
                                                                ====================   ====================

Units sold                                                                    13,710                  6,123
Units redeemed                                                                (3,288)                (5,397)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,422                    726
Units outstanding, beginning                                                  24,420                 23,694
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,842                 24,420
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            554,769
Cost of units redeemed                                                                             (247,651)
Account charges                                                                                      (8,413)
Net investment income (loss)                                                                          5,345
Net realized gain (loss)                                                                             23,556
Realized gain distributions                                                                          40,041
Net change in unrealized appreciation (depreciation)                                                 81,497
                                                                                       --------------------
Net assets                                                                             $            449,144
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.63                 8   $           111               N/A              16.2%
12/31/2013                       11.73                 8                90               N/A              29.9%
12/31/2012                        9.03                 9                85               N/A              16.2%
12/31/2011                        7.77                 8                65               N/A              -0.8%
12/31/2010                        7.83                 7                51               N/A              19.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.66                27   $           338              1.30%             14.7%
12/31/2013                       11.04                17               185              1.30%             28.2%
12/31/2012                        8.61                14               122              1.30%             14.7%
12/31/2011                        7.50                14               108              1.30%             -2.1%
12/31/2010                        7.67                10                74              1.30%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               1.1%
2012                               2.0%
2011                               1.5%
2010                               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,079,090   $     1,069,508            32,530
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (53)
                                                       ---------------
Net assets                                             $     1,079,037
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       456,915            39,791   $         11.48
Band B                                                         622,122            46,724             13.31
                                                       ---------------   ---------------
Total                                                  $     1,079,037            86,515
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (8,049)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,049)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,037
Realized gain distributions                                                                        203,723
Net change in unrealized appreciation (depreciation)                                              (148,057)
                                                                                           ---------------
Net gain (loss)                                                                                     80,703
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        72,654
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,049)  $             (6,523)
Net realized gain (loss)                                                      25,037                 34,883
Realized gain distributions                                                  203,723                122,632
Net change in unrealized appreciation (depreciation)                        (148,057)                76,555
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             72,654                227,547
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,045                288,023
Cost of units redeemed                                                      (143,574)              (146,915)
Account charges                                                               (7,929)                (7,498)
                                                                --------------------   --------------------
Increase (decrease)                                                         (121,458)               133,610
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,804)               361,157
Net assets, beginning                                                      1,127,841                766,684
                                                                --------------------   --------------------
Net assets, ending                                              $          1,079,037   $          1,127,841
                                                                ====================   ====================

Units sold                                                                     2,471                 26,211
Units redeemed                                                               (12,657)               (15,876)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,186)                10,335
Units outstanding, beginning                                                  96,701                 86,366
                                                                --------------------   --------------------
Units outstanding, ending                                                     86,515                 96,701
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,321,007
Cost of units redeemed                                                                           (4,556,924)
Account charges                                                                                    (205,071)
Net investment income (loss)                                                                        103,114
Net realized gain (loss)                                                                            (97,143)
Realized gain distributions                                                                         504,472
Net change in unrealized appreciation (depreciation)                                                  9,582
                                                                                       --------------------
Net assets                                                                             $          1,079,037
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.48                40   $           457               N/A               8.1%
12/31/2013                       10.62                43               452               N/A              29.9%
12/31/2012                        8.18                48               389               N/A              16.8%
12/31/2011                        7.00                67               471               N/A               2.3%
12/31/2010                        6.85                91               621               N/A              31.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.31                47   $           622              1.30%              6.7%
12/31/2013                       12.48                54               676              1.30%             28.2%
12/31/2012                        9.73                39               378              1.30%             15.2%
12/31/2011                        8.45                41               349              1.30%              1.0%
12/31/2010                        8.36                67               560              1.30%             29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST COLUMBIA VARIABLE PORTFOLIO SMALL CAP VALUE FUND 1 CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       546,309   $       498,409            29,657
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (25)
                                                       ---------------
Net assets                                             $       546,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        32,797             3,813   $          8.60
Band B                                                         513,487            65,107              7.89
                                                       ---------------   ---------------
Total                                                  $       546,284            68,920
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,685
Mortality & expense charges                                                                         (7,522)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,837)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,820
Realized gain distributions                                                                         75,950
Net change in unrealized appreciation (depreciation)                                               (99,080)
                                                                                           ---------------
Net gain (loss)                                                                                     14,690
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,853
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,837)  $            (78,063)
Net realized gain (loss)                                                      37,820              1,935,829
Realized gain distributions                                                   75,950                     --
Net change in unrealized appreciation (depreciation)                         (99,080)                61,128
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,853              1,918,894
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      90,874                749,602
Cost of units redeemed                                                      (249,505)           (15,292,482)
Account charges                                                               (2,591)               (49,886)
                                                                --------------------   --------------------
Increase (decrease)                                                         (161,222)           (14,592,766)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (150,369)           (12,673,872)
Net assets, beginning                                                        696,653             13,370,525
                                                                --------------------   --------------------
Net assets, ending                                              $            546,284   $            696,653
                                                                ====================   ====================

Units sold                                                                    15,080                124,886
Units redeemed                                                               (35,732)            (2,321,512)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,652)            (2,196,626)
Units outstanding, beginning                                                  89,572              2,286,198
                                                                --------------------   --------------------
Units outstanding, ending                                                     68,920                 89,572
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         27,263,102
Cost of units redeemed                                                                          (30,604,619)
Account charges                                                                                    (666,017)
Net investment income (loss)                                                                       (233,036)
Net realized gain (loss)                                                                            366,578
Realized gain distributions                                                                       4,372,376
Net change in unrealized appreciation (depreciation)                                                 47,900
                                                                                       --------------------
Net assets                                                                             $            546,284
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.60                 4   $            33               N/A               3.3%
12/31/2013                        8.33                 6                52               N/A              34.2%
12/31/2012                        6.20                59               365               N/A              11.4%
12/31/2011                        5.57                61               343               N/A              -6.0%
12/31/2010                        5.92                67               399               N/A              26.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.89                65   $           513              1.30%              2.0%
12/31/2013                        7.74                83               644              1.30%             32.5%
12/31/2012                        5.84             2,227            13,005              1.30%             10.0%
12/31/2011                        5.31             2,684            14,252              1.30%             -7.2%
12/31/2010                        5.72             2,996            17,136              1.30%             25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.6%
2013                               0.1%
2012                               0.4%
2011                               1.0%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
   COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        43,472   $        42,836             4,093
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        43,472
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        15,667             2,935   $          5.34
Band B                                                          27,805             5,464              5.09
                                                       ---------------   ---------------
Total                                                  $        43,472             8,399
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           568
Mortality & expense charges                                                                           (243)
                                                                                           ---------------
Net investment income (loss)                                                                           325
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               191
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,252
                                                                                           ---------------
Net gain (loss)                                                                                      1,443
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,768
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                325   $                 39
Net realized gain (loss)                                                         191                   (128)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,252                 (1,027)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,768                 (1,116)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,542                 18,012
Cost of units redeemed                                                       (25,145)               (14,262)
Account charges                                                                 (350)                  (374)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,047                  3,376
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,815                  2,260
Net assets, beginning                                                         36,657                 34,397
                                                                --------------------   --------------------
Net assets, ending                                              $             43,472   $             36,657
                                                                ====================   ====================

Units sold                                                                     6,061                  3,616
Units redeemed                                                                (5,071)                (2,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                          990                    636
Units outstanding, beginning                                                   7,409                  6,773
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,399                  7,409
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            133,733
Cost of units redeemed                                                                              (90,174)
Account charges                                                                                      (1,411)
Net investment income (loss)                                                                            194
Net realized gain (loss)                                                                                494
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    636
                                                                                       --------------------
Net assets                                                                             $             43,472
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.34                 3   $            16               N/A               5.9%
12/31/2013                        5.04                 3                17               N/A              -1.8%
12/31/2012                        5.13                 3                17               N/A               1.7%
12/31/2011                        5.05                 4                19               N/A               1.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.09                 5   $            28              1.30%              4.5%
12/31/2013                        4.87                 4                19              1.30%             -3.1%
12/31/2012                        5.02                 3                17              1.30%              0.4%
12/31/2011                        5.00                 7                34              1.30%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.4%
2013                               0.9%
2012                               0.8%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       525,609   $       382,139            29,185
                                                                         ===============   ===============
Receivables: investments sold                                       12
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       525,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        49,722             4,373   $         11.37
Band B                                                         475,899            48,099              9.89
                                                       ---------------   ---------------
Total                                                  $       525,621            52,472
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,128)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,128)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,935
Realized gain distributions                                                                         28,948
Net change in unrealized appreciation (depreciation)                                                (8,566)
                                                                                           ---------------
Net gain (loss)                                                                                     33,317
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,189
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,128)  $             (5,263)
Net realized gain (loss)                                                      12,935                 73,150
Realized gain distributions                                                   28,948                     --
Net change in unrealized appreciation (depreciation)                          (8,566)                69,288
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,189                137,175
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,568                108,361
Cost of units redeemed                                                       (47,309)              (289,283)
Account charges                                                               (1,975)                (2,499)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,716)              (183,421)
                                                                --------------------   --------------------
Net increase (decrease)                                                          473                (46,246)
Net assets, beginning                                                        525,148                571,394
                                                                --------------------   --------------------
Net assets, ending                                              $            525,621   $            525,148
                                                                ====================   ====================

Units sold                                                                     2,362                 13,957
Units redeemed                                                                (5,040)               (35,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,678)               (21,963)
Units outstanding, beginning                                                  55,150                 77,113
                                                                --------------------   --------------------
Units outstanding, ending                                                     52,472                 55,150
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,577,601
Cost of units redeemed                                                                           (1,409,337)
Account charges                                                                                     (24,543)
Net investment income (loss)                                                                        (36,286)
Net realized gain (loss)                                                                            245,768
Realized gain distributions                                                                          28,948
Net change in unrealized appreciation (depreciation)                                                143,470
                                                                                       --------------------
Net assets                                                                             $            525,621
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.37                 4   $            50               N/A               6.6%
12/31/2013                       10.67                 5                55               N/A              32.5%
12/31/2012                        8.05                20               158               N/A              15.4%
12/31/2011                        6.98                29               203               N/A              -8.0%
12/31/2010                        7.59                26               198               N/A              29.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.89                48   $           476              1.30%              5.2%
12/31/2013                        9.40                50               471              1.30%             30.8%
12/31/2012                        7.19                58               414              1.30%             13.9%
12/31/2011                        6.32                70               440              1.30%             -9.2%
12/31/2010                        6.96                77               539              1.30%             28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        98,376   $        90,940             5,346
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        98,374
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        21,539             1,548   $         13.91
Band B                                                          76,835             5,944             12.93
                                                       ---------------   ---------------
Total                                                  $        98,374             7,492
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,716
Mortality & expense charges                                                                         (2,610)
                                                                                           ---------------
Net investment income (loss)                                                                          (894)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,307
Realized gain distributions                                                                         16,304
Net change in unrealized appreciation (depreciation)                                               (28,034)
                                                                                           ---------------
Net gain (loss)                                                                                      4,577
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,683
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (894)  $               (339)
Net realized gain (loss)                                                      16,307                  1,237
Realized gain distributions                                                   16,304                  1,063
Net change in unrealized appreciation (depreciation)                         (28,034)                32,908
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,683                 34,869
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,185                245,478
Cost of units redeemed                                                      (239,105)                (3,834)
Account charges                                                               (1,481)                  (556)
                                                                --------------------   --------------------
Increase (decrease)                                                         (217,401)               241,088
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,718)               275,957
Net assets, beginning                                                        312,092                 36,135
                                                                --------------------   --------------------
Net assets, ending                                              $             98,374   $            312,092
                                                                ====================   ====================

Units sold                                                                     2,310                 21,324
Units redeemed                                                               (19,690)                  (399)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,380)                20,925
Units outstanding, beginning                                                  24,872                  3,947
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,492                 24,872
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            399,411
Cost of units redeemed                                                                             (357,484)
Account charges                                                                                      (4,135)
Net investment income (loss)                                                                           (808)
Net realized gain (loss)                                                                             32,643
Realized gain distributions                                                                          21,311
Net change in unrealized appreciation (depreciation)                                                  7,436
                                                                                       --------------------
Net assets                                                                             $             98,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.91                 2   $            22               N/A               5.1%
12/31/2013                       13.24                 3                38               N/A              40.7%
12/31/2012                        9.41                 2                16               N/A              15.7%
12/31/2011                        8.13                10                79               N/A               0.6%
12/31/2010                        8.08                 7                60               N/A              25.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.93                 6   $            77              1.30%              3.8%
12/31/2013                       12.46                22               274              1.30%             38.9%
12/31/2012                        8.97                 2                20              1.30%             14.2%
12/31/2011                        7.85                 3                20              1.30%             -0.7%
12/31/2010                        7.91                 3                20              1.30%             24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               0.5%
2012                               0.7%
2011                               0.7%
2010                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       352,356   $       281,721             7,157
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       352,344
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        14,244             1,374   $         10.37
Band B                                                         338,100            37,430              9.03
                                                       ---------------   ---------------
Total                                                  $       352,344            38,804
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,362
Mortality & expense charges                                                                         (4,000)
                                                                                           ---------------
Net investment income (loss)                                                                         1,362
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,975
Realized gain distributions                                                                          8,545
Net change in unrealized appreciation (depreciation)                                                 5,910
                                                                                           ---------------
Net gain (loss)                                                                                     19,430
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,792
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,362   $              1,851
Net realized gain (loss)                                                       4,975                 32,787
Realized gain distributions                                                    8,545                    926
Net change in unrealized appreciation (depreciation)                           5,910                 27,632
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,792                 63,196
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      39,606                 62,339
Cost of units redeemed                                                       (23,768)              (155,206)
Account charges                                                                 (675)                  (951)
                                                                --------------------   --------------------
Increase (decrease)                                                           15,163                (93,818)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,955                (30,622)
Net assets, beginning                                                        316,389                347,011
                                                                --------------------   --------------------
Net assets, ending                                              $            352,344   $            316,389
                                                                ====================   ====================

Units sold                                                                     4,478                  8,135
Units redeemed                                                                (2,653)               (19,199)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,825                (11,064)
Units outstanding, beginning                                                  36,979                 48,043
                                                                --------------------   --------------------
Units outstanding, ending                                                     38,804                 36,979
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            940,832
Cost of units redeemed                                                                             (721,019)
Account charges                                                                                     (13,148)
Net investment income (loss)                                                                         18,813
Net realized gain (loss)                                                                              9,123
Realized gain distributions                                                                          47,108
Net change in unrealized appreciation (depreciation)                                                 70,635
                                                                                       --------------------
Net assets                                                                             $            352,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.37                 1   $            14               N/A               7.8%
12/31/2013                        9.61                 2                22               N/A              20.8%
12/31/2012                        7.96                 6                49               N/A              10.1%
12/31/2011                        7.22                 1                11               N/A               8.7%
12/31/2010                        6.64                11                70               N/A              15.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.03                37   $           338              1.30%              6.4%
12/31/2013                        8.49                35               295              1.30%             19.3%
12/31/2012                        7.12                42               298              1.30%              8.7%
12/31/2011                        6.55                42               273              1.30%              7.3%
12/31/2010                        6.10                32               197              1.30%             13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.9%
2012                               3.7%
2011                               1.5%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,597,503   $     3,047,917           209,762
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (77)
                                                       ---------------
Net assets                                             $     3,597,426
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,597,107           155,749   $         10.25
Band B                                                       2,000,319           206,453              9.69
                                                       ---------------   ---------------
Total                                                  $     3,597,426           362,202
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        54,623
Mortality & expense charges                                                                        (27,860)
                                                                                           ---------------
Net investment income (loss)                                                                        26,763
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           133,449
Realized gain distributions                                                                        181,507
Net change in unrealized appreciation (depreciation)                                              (148,211)
                                                                                           ---------------
Net gain (loss)                                                                                    166,745
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       193,508
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,763   $             31,139
Net realized gain (loss)                                                     133,449                108,864
Realized gain distributions                                                  181,507                  9,453
Net change in unrealized appreciation (depreciation)                        (148,211)               414,145
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            193,508                563,601
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     115,426                223,126
Cost of units redeemed                                                      (713,443)              (774,015)
Account charges                                                              (30,814)               (33,970)
                                                                --------------------   --------------------
Increase (decrease)                                                         (628,831)              (584,859)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (435,323)               (21,258)
Net assets, beginning                                                      4,032,749              4,054,007
                                                                --------------------   --------------------
Net assets, ending                                              $          3,597,426   $          4,032,749
                                                                ====================   ====================

Units sold                                                                    11,615                 26,099
Units redeemed                                                               (76,099)               (91,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,484)               (65,487)
Units outstanding, beginning                                                 426,686                492,173
                                                                --------------------   --------------------
Units outstanding, ending                                                    362,202                426,686
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         26,158,744
Cost of units redeemed                                                                          (25,359,231)
Account charges                                                                                  (1,337,477)
Net investment income (loss)                                                                      3,096,753
Net realized gain (loss)                                                                           (924,995)
Realized gain distributions                                                                       1,414,046
Net change in unrealized appreciation (depreciation)                                                549,586
                                                                                       --------------------
Net assets                                                                             $          3,597,426
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.25               156   $         1,597               N/A               5.8%
12/31/2013                        9.69               182             1,761               N/A              15.7%
12/31/2012                        8.37               226             1,892               N/A              12.5%
12/31/2011                        7.44               273             2,031               N/A              -2.6%
12/31/2010                        7.64               346             2,644               N/A              14.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.69               206   $         2,000              1.30%              4.5%
12/31/2013                        9.27               245             2,272              1.30%             14.2%
12/31/2012                        8.12               266             2,162              1.30%             11.0%
12/31/2011                        7.31               314             2,294              1.30%             -3.8%
12/31/2010                        7.60               346             2,634              1.30%             12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.4%
2013                               1.5%
2012                               1.5%
2011                               1.9%
2010                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,241,910   $    12,882,555           488,288
                                                                         ===============   ===============
Receivables: investments sold                                      540
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    18,242,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,835,869           391,924   $         14.89
Band B                                                      12,406,581           834,481             14.87
                                                       ---------------   ---------------
Total                                                  $    18,242,450         1,226,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       169,676
Mortality & expense charges                                                                       (164,250)
                                                                                           ---------------
Net investment income (loss)                                                                         5,426
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,000,732
Realized gain distributions                                                                        355,987
Net change in unrealized appreciation (depreciation)                                               534,964
                                                                                           ---------------
Net gain (loss)                                                                                  1,891,683
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,897,109
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,426   $             15,499
Net realized gain (loss)                                                   1,000,732                766,532
Realized gain distributions                                                  355,987                  5,079
Net change in unrealized appreciation (depreciation)                         534,964              4,315,570
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,897,109              5,102,680
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     528,313                775,085
Cost of units redeemed                                                    (3,585,169)            (5,214,649)
Account charges                                                             (120,735)              (131,643)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,177,591)            (4,571,207)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,280,482)               531,473
Net assets, beginning                                                     19,522,932             18,991,459
                                                                --------------------   --------------------
Net assets, ending                                              $         18,242,450   $         19,522,932
                                                                ====================   ====================

Units sold                                                                    39,989                 70,443
Units redeemed                                                              (269,767)              (457,351)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (229,778)              (386,908)
Units outstanding, beginning                                               1,456,183              1,843,091
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,226,405              1,456,183
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         70,932,515
Cost of units redeemed                                                                          (74,080,036)
Account charges                                                                                  (3,301,248)
Net investment income (loss)                                                                        948,444
Net realized gain (loss)                                                                          3,167,128
Realized gain distributions                                                                      15,216,292
Net change in unrealized appreciation (depreciation)                                              5,359,355
                                                                                       --------------------
Net assets                                                                             $         18,242,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         14.89               392   $         5,836               N/A              11.9%
12/31/2013                       13.30               456             6,071               N/A              31.3%
12/31/2012                       10.13               577             5,841               N/A              16.4%
12/31/2011                        8.70               768             6,687               N/A              -2.5%
12/31/2010                        8.93               974             8,700               N/A              17.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         14.87               834   $        12,407              1.30%             10.5%
12/31/2013                       13.45             1,000            13,452              1.30%             29.6%
12/31/2012                       10.38             1,267            13,150              1.30%             14.9%
12/31/2011                        9.04             1,514            13,683              1.30%             -3.8%
12/31/2010                        9.39             1,767            16,590              1.30%             15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.9%
2013                               1.0%
2012                               1.3%
2011                               1.0%
2010                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,655,033   $     4,386,152           232,979
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (626)
                                                       ---------------
Net assets                                             $     5,654,407
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,807,760           165,706   $         10.91
Band B                                                       3,846,647           337,486             11.40
                                                       ---------------   ---------------
Total                                                  $     5,654,407           503,192
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       159,075
Mortality & expense charges                                                                        (50,958)
                                                                                           ---------------
Net investment income (loss)                                                                       108,117
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           222,474
Realized gain distributions                                                                         78,844
Net change in unrealized appreciation (depreciation)                                                28,254
                                                                                           ---------------
Net gain (loss)                                                                                    329,572
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       437,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            108,117   $             87,686
Net realized gain (loss)                                                     222,474                431,090
Realized gain distributions                                                   78,844                359,008
Net change in unrealized appreciation (depreciation)                          28,254                457,004
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            437,689              1,334,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     326,308                922,310
Cost of units redeemed                                                      (853,104)            (1,544,919)
Account charges                                                              (38,499)               (39,625)
                                                                --------------------   --------------------
Increase (decrease)                                                         (565,295)              (662,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (127,606)               672,554
Net assets, beginning                                                      5,782,013              5,109,459
                                                                --------------------   --------------------
Net assets, ending                                              $          5,654,407   $          5,782,013
                                                                ====================   ====================

Units sold                                                                    31,836                101,667
Units redeemed                                                               (83,345)              (172,026)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (51,509)               (70,359)
Units outstanding, beginning                                                 554,701                625,060
                                                                --------------------   --------------------
Units outstanding, ending                                                    503,192                554,701
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         91,634,973
Cost of units redeemed                                                                          (80,500,831)
Account charges                                                                                  (2,127,412)
Net investment income (loss)                                                                      2,839,916
Net realized gain (loss)                                                                        (16,722,650)
Realized gain distributions                                                                       9,261,530
Net change in unrealized appreciation (depreciation)                                              1,268,881
                                                                                       --------------------
Net assets                                                                             $          5,654,407
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.91               166   $         1,808               N/A               8.7%
12/31/2013                       10.03               187             1,874               N/A              28.1%
12/31/2012                        7.83               245             1,922               N/A              17.3%
12/31/2011                        6.68               326             2,177               N/A               1.0%
12/31/2010                        6.61               421             2,784               N/A              15.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.40               337   $         3,847              1.30%              7.3%
12/31/2013                       10.62               368             3,908              1.30%             26.5%
12/31/2012                        8.40               380             3,188              1.30%             15.8%
12/31/2011                        7.25               461             3,346              1.30%             -0.3%
12/31/2010                        7.28               530             3,858              1.30%             13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.8%
2013                               2.5%
2012                               2.9%
2011                               2.4%
2010                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                               December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        69,774   $        65,589             6,035
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        69,774
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        66,675             8,016   $          8.32
Band B                                                           3,099               422              7.34
                                                       ---------------   ---------------
Total                                                  $        69,774             8,438
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,113
Mortality & expense charges                                                                            (40)
                                                                                           ---------------
Net investment income (loss)                                                                         1,073
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                57
Realized gain distributions                                                                            647
Net change in unrealized appreciation (depreciation)                                                 1,080
                                                                                           ---------------
Net gain (loss)                                                                                      1,784
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,857
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,073   $              1,020
Net realized gain (loss)                                                          57                     22
Realized gain distributions                                                      647                    215
Net change in unrealized appreciation (depreciation)                           1,080                  2,828
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,857                  4,085
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                 61,254
Cost of units redeemed                                                            --                    (28)
Account charges                                                                 (812)                  (395)
                                                                --------------------   --------------------
Increase (decrease)                                                             (812)                60,831
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,045                 64,916
Net assets, beginning                                                         67,729                  2,813
                                                                --------------------   --------------------
Net assets, ending                                              $             69,774   $             67,729
                                                                ====================   ====================

Units sold                                                                        --                  8,166
Units redeemed                                                                  (100)                   (55)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (100)                 8,111
Units outstanding, beginning                                                   8,538                    427
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,438                  8,538
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            471,540
Cost of units redeemed                                                                             (429,476)
Account charges                                                                                      (3,840)
Net investment income (loss)                                                                         16,543
Net realized gain (loss)                                                                            (12,936)
Realized gain distributions                                                                          23,758
Net change in unrealized appreciation (depreciation)                                                  4,185
                                                                                       --------------------
Net assets                                                                             $             69,774
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.32                 8   $            67               N/A               4.3%
12/31/2013                        7.97                 8                65               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%
12/31/2010                        6.62                 2                13               N/A              11.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.34                 0   $             3              1.30%              3.0%
12/31/2013                        7.13                 0                 3              1.30%              8.3%
12/31/2012                        6.58                 0                 3              1.30%              8.1%
12/31/2011                        6.09                 1                 8              1.30%             -1.1%
12/31/2010                        6.15                19               119              1.30%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               3.0%
2012                               0.8%
2011                               0.2%
2010                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       131,770   $       123,041            10,583
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       131,766
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         9,156             1,030   $          8.89
Band B                                                         122,610            15,630              7.84
                                                       ---------------   ---------------
Total                                                  $       131,766            16,660
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,137
Mortality & expense charges                                                                         (2,093)
                                                                                           ---------------
Net investment income (loss)                                                                            44
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,140
Realized gain distributions                                                                          3,414
Net change in unrealized appreciation (depreciation)                                                (7,359)
                                                                                           ---------------
Net gain (loss)                                                                                      7,195
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 44   $                (93)
Net realized gain (loss)                                                      11,140                 68,075
Realized gain distributions                                                    3,414                  4,089
Net change in unrealized appreciation (depreciation)                          (7,359)               (28,486)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,239                 43,585
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         597                310,198
Cost of units redeemed                                                      (126,846)              (494,006)
Account charges                                                                 (558)                (2,308)
                                                                --------------------   --------------------
Increase (decrease)                                                         (126,807)              (186,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (119,568)              (142,531)
Net assets, beginning                                                        251,334                393,865
                                                                --------------------   --------------------
Net assets, ending                                              $            131,766   $            251,334
                                                                ====================   ====================

Units sold                                                                        75                 43,830
Units redeemed                                                               (16,011)               (68,452)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,936)               (24,622)
Units outstanding, beginning                                                  32,596                 57,218
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,660                 32,596
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,464,925
Cost of units redeemed                                                                           (1,431,924)
Account charges                                                                                     (17,700)
Net investment income (loss)                                                                         35,476
Net realized gain (loss)                                                                             13,077
Realized gain distributions                                                                          59,183
Net change in unrealized appreciation (depreciation)                                                  8,729
                                                                                       --------------------
Net assets                                                                             $            131,766
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.89                 1   $             9               N/A               4.5%
12/31/2013                        8.50                 4                33               N/A              13.5%
12/31/2012                        7.49                 8                59               N/A              11.8%
12/31/2011                        6.70                11                74               N/A              -0.2%
12/31/2010                        6.72                13                87               N/A              13.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.84                16   $           123              1.30%              3.2%
12/31/2013                        7.60                29               218              1.30%             12.0%
12/31/2012                        6.79                49               335              1.30%             10.3%
12/31/2011                        6.15                67               412              1.30%             -1.5%
12/31/2010                        6.24                59               367              1.30%             11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.3%
2012                               1.7%
2011                               2.2%
2010                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       544,387   $       462,581            43,273
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       544,375
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       184,039            20,181   $          9.12
Band B                                                         360,336            44,775              8.05
                                                       ---------------   ---------------
Total                                                  $       544,375            64,956
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,026
Mortality & expense charges                                                                         (4,642)
                                                                                           ---------------
Net investment income (loss)                                                                         4,384
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,714
Realized gain distributions                                                                          9,160
Net change in unrealized appreciation (depreciation)                                                 1,746
                                                                                           ---------------
Net gain (loss)                                                                                     15,620
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,004
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,384   $              4,360
Net realized gain (loss)                                                       4,714                 20,459
Realized gain distributions                                                    9,160                  8,334
Net change in unrealized appreciation (depreciation)                           1,746                 35,781
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,004                 68,934
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,135                 38,189
Cost of units redeemed                                                       (23,777)              (140,704)
Account charges                                                               (4,055)                (4,413)
                                                                --------------------   --------------------
Increase (decrease)                                                           (4,697)              (106,928)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,307                (37,994)
Net assets, beginning                                                        529,068                567,062
                                                                --------------------   --------------------
Net assets, ending                                              $            544,375   $            529,068
                                                                ====================   ====================

Units sold                                                                     2,600                  4,840
Units redeemed                                                                (3,199)               (18,894)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (599)               (14,054)
Units outstanding, beginning                                                  65,555                 79,609
                                                                --------------------   --------------------
Units outstanding, ending                                                     64,956                 65,555
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,233,396
Cost of units redeemed                                                                             (911,644)
Account charges                                                                                     (28,549)
Net investment income (loss)                                                                         55,593
Net realized gain (loss)                                                                             56,646
Realized gain distributions                                                                          57,127
Net change in unrealized appreciation (depreciation)                                                 81,806
                                                                                       --------------------
Net assets                                                                             $            544,375
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.12                20   $           184               N/A               4.7%
12/31/2013                        8.71                20               175               N/A              14.4%
12/31/2012                        7.61                25               192               N/A              12.2%
12/31/2011                        6.78                46               314               N/A              -0.4%
12/31/2010                        6.81                42               286               N/A              13.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.05                45   $           360              1.30%              3.3%
12/31/2013                        7.79                45               354              1.30%             12.9%
12/31/2012                        6.90                54               375              1.30%             10.8%
12/31/2011                        6.22                78               487              1.30%             -1.6%
12/31/2010                        6.33                80               503              1.30%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.7%
2012                               1.6%
2011                               2.2%
2010                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,157,546   $       979,292            90,642
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $     1,157,510
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       207,444            22,612   $          9.17
Band B                                                         950,066           117,350              8.10
                                                       ---------------   ---------------
Total                                                  $     1,157,510           139,962
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        19,165
Mortality & expense charges                                                                        (13,018)
                                                                                           ---------------
Net investment income (loss)                                                                         6,147
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,151
Realized gain distributions                                                                         20,800
Net change in unrealized appreciation (depreciation)                                               (10,824)
                                                                                           ---------------
Net gain (loss)                                                                                     37,127
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        43,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,147   $              8,233
Net realized gain (loss)                                                      27,151                 11,321
Realized gain distributions                                                   20,800                 12,683
Net change in unrealized appreciation (depreciation)                         (10,824)               102,141
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,274                134,378
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     124,978                219,131
Cost of units redeemed                                                      (121,574)               (53,139)
Account charges                                                               (5,857)                (4,860)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,453)               161,132
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,821                295,510
Net assets, beginning                                                      1,116,689                821,179
                                                                --------------------   --------------------
Net assets, ending                                              $          1,157,510   $          1,116,689
                                                                ====================   ====================

Units sold                                                                    14,983                 30,103
Units redeemed                                                               (15,585)                (7,805)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (602)                22,298
Units outstanding, beginning                                                 140,564                118,266
                                                                --------------------   --------------------
Units outstanding, ending                                                    139,962                140,564
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,628,325
Cost of units redeemed                                                                           (1,601,185)
Account charges                                                                                     (24,430)
Net investment income (loss)                                                                         75,542
Net realized gain (loss)                                                                           (210,572)
Realized gain distributions                                                                         111,576
Net change in unrealized appreciation (depreciation)                                                178,254
                                                                                       --------------------
Net assets                                                                             $          1,157,510
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.17                23   $           207               N/A               4.8%
12/31/2013                        8.75                18               159               N/A              16.0%
12/31/2012                        7.54                18               139               N/A              13.4%
12/31/2011                        6.65                17               113               N/A              -1.0%
12/31/2010                        6.72                24               159               N/A              14.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.10               117   $           950              1.30%              3.5%
12/31/2013                        7.82               122               958              1.30%             14.5%
12/31/2012                        6.83               100               682              1.30%             11.9%
12/31/2011                        6.11               127               777              1.30%             -2.3%
12/31/2010                        6.25                79               496              1.30%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               2.0%
2012                               1.9%
2011                               2.5%
2010                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       807,851   $       695,864            61,385
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       807,829
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       172,316            17,860   $          9.65
Band B                                                         635,513            74,640              8.51
                                                       ---------------   ---------------
Total                                                  $       807,829            92,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,181
Mortality & expense charges                                                                         (8,373)
                                                                                           ---------------
Net investment income (loss)                                                                         4,808
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,796
Realized gain distributions                                                                         16,224
Net change in unrealized appreciation (depreciation)                                                (3,304)
                                                                                           ---------------
Net gain (loss)                                                                                     27,716
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        32,524
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,808   $              5,979
Net realized gain (loss)                                                      14,796                 73,054
Realized gain distributions                                                   16,224                 13,088
Net change in unrealized appreciation (depreciation)                          (3,304)                43,700
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             32,524                135,821
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,385                 96,978
Cost of units redeemed                                                       (80,221)              (188,789)
Account charges                                                               (5,049)                (5,115)
                                                                --------------------   --------------------
Increase (decrease)                                                          (42,885)               (96,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,361)                38,895
Net assets, beginning                                                        818,190                779,295
                                                                --------------------   --------------------
Net assets, ending                                              $            807,829   $            818,190
                                                                ====================   ====================

Units sold                                                                     4,924                 29,374
Units redeemed                                                                (9,801)               (42,118)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,877)               (12,744)
Units outstanding, beginning                                                  97,377                110,121
                                                                --------------------   --------------------
Units outstanding, ending                                                     92,500                 97,377
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,325,025
Cost of units redeemed                                                                             (807,766)
Account charges                                                                                     (25,964)
Net investment income (loss)                                                                         52,589
Net realized gain (loss)                                                                             67,139
Realized gain distributions                                                                          84,819
Net change in unrealized appreciation (depreciation)                                                111,987
                                                                                       --------------------
Net assets                                                                             $            807,829
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.65                18   $           172               N/A               5.1%
12/31/2013                        9.18                19               177               N/A              20.0%
12/31/2012                        7.66                22               167               N/A              15.1%
12/31/2011                        6.65                19               126               N/A              -2.1%
12/31/2010                        6.79                16               106               N/A              15.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.51                75   $           636              1.30%              3.7%
12/31/2013                        8.21                78               642              1.30%             18.4%
12/31/2012                        6.93                88               613              1.30%             13.6%
12/31/2011                        6.10                53               326              1.30%             -3.4%
12/31/2010                        6.32                99               626              1.30%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.8%
2012                               2.3%
2011                               1.6%
2010                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,007,560   $       850,156            77,452
                                                                         ===============   ===============
Receivables: investments sold                                       96
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,007,656
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       221,459            23,226   $          9.53
Band B                                                         786,197            93,435              8.41
                                                       ---------------   ---------------
Total                                                  $     1,007,656           116,661
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        15,148
Mortality & expense charges                                                                         (9,758)
                                                                                           ---------------
Net investment income (loss)                                                                         5,390
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,862
Realized gain distributions                                                                         18,784
Net change in unrealized appreciation (depreciation)                                               (19,952)
                                                                                           ---------------
Net gain (loss)                                                                                     29,694
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,084
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,390   $              5,938
Net realized gain (loss)                                                      30,862                 41,315
Realized gain distributions                                                   18,784                 13,006
Net change in unrealized appreciation (depreciation)                         (19,952)               104,492
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,084                164,751
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     210,202                142,826
Cost of units redeemed                                                      (158,430)              (219,745)
Account charges                                                               (5,287)                (4,976)
                                                                --------------------   --------------------
Increase (decrease)                                                           46,485                (81,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                       81,569                 82,856
Net assets, beginning                                                        926,087                843,231
                                                                --------------------   --------------------
Net assets, ending                                              $          1,007,656   $            926,087
                                                                ====================   ====================

Units sold                                                                    24,932                 19,632
Units redeemed                                                               (19,761)               (29,462)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,171                 (9,830)
Units outstanding, beginning                                                 111,490                121,320
                                                                --------------------   --------------------
Units outstanding, ending                                                    116,661                111,490
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,614,938
Cost of units redeemed                                                                             (881,253)
Account charges                                                                                     (29,553)
Net investment income (loss)                                                                         53,189
Net realized gain (loss)                                                                             14,748
Realized gain distributions                                                                          78,183
Net change in unrealized appreciation (depreciation)                                                157,404
                                                                                       --------------------
Net assets                                                                             $          1,007,656
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.53                23   $           221               N/A               5.0%
12/31/2013                        9.08                21               194               N/A              21.7%
12/31/2012                        7.47                32               241               N/A              15.6%
12/31/2011                        6.46                32               209               N/A              -2.6%
12/31/2010                        6.63                27               180               N/A              16.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.41                93   $           786              1.30%              3.6%
12/31/2013                        8.12                90               732              1.30%             20.1%
12/31/2012                        6.76                89               602              1.30%             14.1%
12/31/2011                        5.93                58               346              1.30%             -3.9%
12/31/2010                        6.17                46               283              1.30%             14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.7%
2012                               2.5%
2011                               2.4%
2010                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       171,566   $       162,831            15,556
                                                                         ===============   ===============
Receivables: investments sold                                       21
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       171,587
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        50,784             6,569   $          7.73
Band B                                                         120,803            17,707              6.82
                                                       ---------------   ---------------
Total                                                  $       171,587            24,276
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,585
Mortality & expense charges                                                                         (1,605)
                                                                                           ---------------
Net investment income (loss)                                                                           980
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,949
Realized gain distributions                                                                          1,711
Net change in unrealized appreciation (depreciation)                                                   411
                                                                                           ---------------
Net gain (loss)                                                                                      4,071
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,051
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                980   $                451
Net realized gain (loss)                                                       1,949                 11,851
Realized gain distributions                                                    1,711                  2,050
Net change in unrealized appreciation (depreciation)                             411                 (2,942)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,051                 11,410
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,524                 36,713
Cost of units redeemed                                                       (28,002)              (296,731)
Account charges                                                                 (991)                (1,262)
                                                                --------------------   --------------------
Increase (decrease)                                                          (24,469)              (261,280)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,418)              (249,870)
Net assets, beginning                                                        191,005                440,875
                                                                --------------------   --------------------
Net assets, ending                                              $            171,587   $            191,005
                                                                ====================   ====================

Units sold                                                                       678                  5,638
Units redeemed                                                                (4,073)               (45,865)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,395)               (40,227)
Units outstanding, beginning                                                  27,671                 67,898
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,276                 27,671
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,971,941
Cost of units redeemed                                                                           (2,876,385)
Account charges                                                                                     (40,623)
Net investment income (loss)                                                                         93,448
Net realized gain (loss)                                                                            (62,040)
Realized gain distributions                                                                          76,511
Net change in unrealized appreciation (depreciation)                                                  8,735
                                                                                       --------------------
Net assets                                                                             $            171,587
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.73                 7   $            51               N/A               3.8%
12/31/2013                        7.45                 9                63               N/A               5.5%
12/31/2012                        7.06                10                72               N/A               6.5%
12/31/2011                        6.63                15               101               N/A               1.6%
12/31/2010                        6.52                22               141               N/A               7.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.82                18   $           121              1.30%              2.4%
12/31/2013                        6.66                19               128              1.30%              4.2%
12/31/2012                        6.39                58               369              1.30%              5.1%
12/31/2011                        6.08                48               290              1.30%              0.3%
12/31/2010                        6.06                60               365              1.30%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.4%
2013                               0.9%
2012                               1.6%
2011                               1.6%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,090,005   $     3,297,638            95,933
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (132)
                                                       ---------------
Net assets                                             $     6,089,873
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,015,235           322,329   $          9.35
Band B                                                       3,074,638           248,453             12.38
                                                       ---------------   ---------------
Total                                                  $     6,089,873           570,782
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,207
Mortality & expense charges                                                                        (39,338)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,131)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           324,529
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               293,804
                                                                                           ---------------
Net gain (loss)                                                                                    618,333
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       590,202
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,131)  $            (23,446)
Net realized gain (loss)                                                     324,529                644,348
Realized gain distributions                                                       --                  3,630
Net change in unrealized appreciation (depreciation)                         293,804              1,116,984
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            590,202              1,741,516
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     414,253                259,552
Cost of units redeemed                                                      (680,310)            (1,718,146)
Account charges                                                              (50,656)               (50,669)
                                                                --------------------   --------------------
Increase (decrease)                                                         (316,713)            (1,509,263)
                                                                --------------------   --------------------
Net increase (decrease)                                                      273,489                232,253
Net assets, beginning                                                      5,816,384              5,584,131
                                                                --------------------   --------------------
Net assets, ending                                              $          6,089,873   $          5,816,384
                                                                ====================   ====================

Units sold                                                                    40,624                 40,989
Units redeemed                                                               (70,526)              (225,405)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,902)              (184,416)
Units outstanding, beginning                                                 600,684                785,100
                                                                --------------------   --------------------
Units outstanding, ending                                                    570,782                600,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         44,613,345
Cost of units redeemed                                                                          (38,875,873)
Account charges                                                                                  (1,627,416)
Net investment income (loss)                                                                      1,047,084
Net realized gain (loss)                                                                         (1,923,575)
Realized gain distributions                                                                          63,941
Net change in unrealized appreciation (depreciation)                                              2,792,367
                                                                                       --------------------
Net assets                                                                             $          6,089,873
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.35               322   $         3,015               N/A              11.3%
12/31/2013                        8.40               332             2,792               N/A              36.3%
12/31/2012                        6.16               448             2,760               N/A              14.7%
12/31/2011                        5.38               557             2,994               N/A               0.2%
12/31/2010                        5.36               710             3,810               N/A              24.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.38               248   $         3,075              1.30%              9.9%
12/31/2013                       11.26               268             3,024              1.30%             34.6%
12/31/2012                        8.37               337             2,824              1.30%             13.2%
12/31/2011                        7.39               383             2,834              1.30%             -1.1%
12/31/2010                        7.48               427             3,194              1.30%             22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.2%
2013                               0.3%
2012                               0.6%
2011                               0.4%
2010                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,908,222   $     4,099,051           707,992
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (103)
                                                       ---------------
Net assets                                             $     3,908,119
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,211,956           136,280   $          8.89
Band B                                                       2,696,163           245,829             10.97
                                                       ---------------   ---------------
Total                                                  $     3,908,119           382,109
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       231,239
Mortality & expense charges                                                                        (36,847)
                                                                                           ---------------
Net investment income (loss)                                                                       194,392
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,025
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (200,238)
                                                                                           ---------------
Net gain (loss)                                                                                   (167,213)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,179
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            194,392   $            209,030
Net realized gain (loss)                                                      33,025                237,226
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (200,238)              (187,472)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,179                258,784
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     406,231                748,708
Cost of units redeemed                                                      (926,991)            (2,201,896)
Account charges                                                              (32,623)               (39,125)
                                                                --------------------   --------------------
Increase (decrease)                                                         (553,383)            (1,492,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (526,204)            (1,233,529)
Net assets, beginning                                                      4,434,323              5,667,852
                                                                --------------------   --------------------
Net assets, ending                                              $          3,908,119   $          4,434,323
                                                                ====================   ====================

Units sold                                                                    39,482                 82,893
Units redeemed                                                               (94,309)              (234,320)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (54,827)              (151,427)
Units outstanding, beginning                                                 436,936                588,363
                                                                --------------------   --------------------
Units outstanding, ending                                                    382,109                436,936
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         37,937,341
Cost of units redeemed                                                                          (37,501,209)
Account charges                                                                                    (686,931)
Net investment income (loss)                                                                      5,107,434
Net realized gain (loss)                                                                           (757,687)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (190,829)
                                                                                       --------------------
Net assets                                                                             $          3,908,119
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.89               136   $         1,212               N/A               1.2%
12/31/2013                        8.79               167             1,464               N/A               5.9%
12/31/2012                        8.30               232             1,926               N/A              14.2%
12/31/2011                        7.26               187             1,360               N/A               4.0%
12/31/2010                        6.98               401             2,803               N/A              13.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.97               246   $         2,696              1.30%             -0.2%
12/31/2013                       10.98               270             2,970              1.30%              4.6%
12/31/2012                       10.50               356             3,742              1.30%             12.7%
12/31/2011                        9.32               263             2,454              1.30%              2.7%
12/31/2010                        9.07               308             2,798              1.30%             12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               5.5%
2013                               5.1%
2012                               6.3%
2011                               5.6%
2010                               7.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,051,933   $    10,387,036            72,328
                                                                         ===============   ===============
Receivables: investments sold                                      984
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,052,917
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,097,081           599,775   $         10.17
Band B                                                       8,955,836           706,343             12.68
                                                       ---------------   ---------------
Total                                                  $    15,052,917         1,306,118
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       236,918
Mortality & expense charges                                                                       (291,353)
                                                                                           ---------------
Net investment income (loss)                                                                       (54,435)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        10,560,646
Realized gain distributions                                                                         13,098
Net change in unrealized appreciation (depreciation)                                            (6,869,259)
                                                                                           ---------------
Net gain (loss)                                                                                  3,704,485
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,650,050
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (54,435)  $            303,920
Net realized gain (loss)                                                  10,560,646              1,659,913
Realized gain distributions                                                   13,098                437,640
Net change in unrealized appreciation (depreciation)                      (6,869,259)             9,162,709
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,650,050             11,564,182
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,243,815              4,385,870
Cost of units redeemed                                                   (35,899,964)           (10,964,462)
Account charges                                                             (209,340)              (329,890)
                                                                --------------------   --------------------
Increase (decrease)                                                      (33,865,489)            (6,908,482)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (30,215,439)             4,655,700
Net assets, beginning                                                     45,268,356             40,612,656
                                                                --------------------   --------------------
Net assets, ending                                              $         15,052,917   $         45,268,356
                                                                ====================   ====================

Units sold                                                                   217,145                483,356
Units redeemed                                                            (3,073,708)            (1,208,563)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,856,563)              (725,207)
Units outstanding, beginning                                               4,162,681              4,887,888
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,306,118              4,162,681
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        166,729,377
Cost of units redeemed                                                                         (172,767,158)
Account charges                                                                                  (5,701,259)
Net investment income (loss)                                                                      6,182,829
Net realized gain (loss)                                                                         10,958,712
Realized gain distributions                                                                       4,985,519
Net change in unrealized appreciation (depreciation)                                              4,664,897
                                                                                       --------------------
Net assets                                                                             $         15,052,917
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.17               600   $         6,097               N/A              13.6%
12/31/2013                        8.95               768             6,876               N/A              32.2%
12/31/2012                        6.77               917             6,206               N/A              15.9%
12/31/2011                        5.84             1,158             6,763               N/A               2.0%
12/31/2010                        5.72             1,435             8,210               N/A              15.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.68               706   $         8,956              1.30%             12.1%
12/31/2013                       11.31             3,394            38,392              1.30%             30.5%
12/31/2012                        8.66             3,971            34,407              1.30%             14.4%
12/31/2011                        7.57             5,053            38,265              1.30%              0.7%
12/31/2010                        7.52             5,964            44,839              1.30%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               1.8%
2012                               2.0%
2011                               1.8%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,950,123   $     2,337,095           157,745
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (287)
                                                       ---------------
Net assets                                             $     2,949,836
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       932,603           106,554   $          8.75
Band B                                                       2,017,233           181,981             11.08
                                                       ---------------   ---------------
Total                                                  $     2,949,836           288,535
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        42,282
Mortality & expense charges                                                                        (29,357)
                                                                                           ---------------
Net investment income (loss)                                                                        12,925
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           129,638
Realized gain distributions                                                                            858
Net change in unrealized appreciation (depreciation)                                              (448,403)
                                                                                           ---------------
Net gain (loss)                                                                                   (317,907)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (304,982)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,925   $             13,534
Net realized gain (loss)                                                     129,638                193,354
Realized gain distributions                                                      858                 11,932
Net change in unrealized appreciation (depreciation)                        (448,403)               644,592
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (304,982)               863,412
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     170,090                335,305
Cost of units redeemed                                                      (471,716)              (981,408)
Account charges                                                              (19,665)               (20,455)
                                                                --------------------   --------------------
Increase (decrease)                                                         (321,291)              (666,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (626,273)               196,854
Net assets, beginning                                                      3,576,109              3,379,255
                                                                --------------------   --------------------
Net assets, ending                                              $          2,949,836   $          3,576,109
                                                                ====================   ====================

Units sold                                                                    18,064                 35,153
Units redeemed                                                               (47,922)              (108,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,858)               (73,488)
Units outstanding, beginning                                                 318,393                391,881
                                                                --------------------   --------------------
Units outstanding, ending                                                    288,535                318,393
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        333,127,696
Cost of units redeemed                                                                         (332,689,118)
Account charges                                                                                  (1,520,713)
Net investment income (loss)                                                                      1,295,807
Net realized gain (loss)                                                                         (5,366,401)
Realized gain distributions                                                                       7,489,537
Net change in unrealized appreciation (depreciation)                                                613,028
                                                                                       --------------------
Net assets                                                                             $          2,949,836
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.75               107   $           933               N/A              -8.1%
12/31/2013                        9.52               116             1,108               N/A              30.4%
12/31/2012                        7.30               155             1,131               N/A              20.7%
12/31/2011                        6.05               192             1,162               N/A             -17.2%
12/31/2010                        7.30               250             1,828               N/A              13.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.08               182   $         2,017              1.30%             -9.3%
12/31/2013                       12.22               202             2,468              1.30%             28.8%
12/31/2012                        9.49               237             2,248              1.30%             19.2%
12/31/2011                        7.96               313             2,494              1.30%            -18.2%
12/31/2010                        9.74               371             3,611              1.30%             11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.3%
2013                               1.3%
2012                               1.8%
2011                               1.3%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       689,315   $       642,086            18,710
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (24)
                                                       ---------------
Net assets                                             $       689,291
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        54,447             4,429   $         12.29
Band B                                                         634,844            55,589             11.42
                                                       ---------------   ---------------
Total                                                  $       689,291            60,018
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           129
Mortality & expense charges                                                                        (69,238)
                                                                                           ---------------
Net investment income (loss)                                                                       (69,109)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,846,040
Realized gain distributions                                                                        183,283
Net change in unrealized appreciation (depreciation)                                            (3,461,420)
                                                                                           ---------------
Net gain (loss)                                                                                    567,903
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       498,794
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (69,109)  $           (102,164)
Net realized gain (loss)                                                   3,846,040                684,265
Realized gain distributions                                                  183,283              1,352,904
Net change in unrealized appreciation (depreciation)                      (3,461,420)             1,109,347
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            498,794              3,044,352
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     509,020              1,185,071
Cost of units redeemed                                                   (11,703,153)            (2,272,692)
Account charges                                                              (37,466)               (76,848)
                                                                --------------------   --------------------
Increase (decrease)                                                      (11,231,599)            (1,164,469)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (10,732,805)             1,879,883
Net assets, beginning                                                     11,422,096              9,542,213
                                                                --------------------   --------------------
Net assets, ending                                              $            689,291   $         11,422,096
                                                                ====================   ====================

Units sold                                                                    49,949                133,251
Units redeemed                                                            (1,034,871)              (259,691)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (984,922)              (126,440)
Units outstanding, beginning                                               1,044,940              1,171,380
                                                                --------------------   --------------------
Units outstanding, ending                                                     60,018              1,044,940
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         18,800,314
Cost of units redeemed                                                                          (26,809,336)
Account charges                                                                                    (543,135)
Net investment income (loss)                                                                       (670,102)
Net realized gain (loss)                                                                          7,425,881
Realized gain distributions                                                                       2,438,440
Net change in unrealized appreciation (depreciation)                                                 47,229
                                                                                       --------------------
Net assets                                                                             $            689,291
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.29                 4   $            54               N/A               6.0%
12/31/2013                       11.59                29               341               N/A              35.9%
12/31/2012                        8.53                30               254               N/A              14.6%
12/31/2011                        7.45                39               290               N/A             -10.9%
12/31/2010                        8.36                41               342               N/A              28.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.42                56   $           635              1.30%              4.7%
12/31/2013                       10.91             1,016            11,081              1.30%             34.1%
12/31/2012                        8.14             1,142             9,288              1.30%             13.1%
12/31/2011                        7.19             1,697            12,212              1.30%            -12.0%
12/31/2010                        8.18             1,877            15,344              1.30%             26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.3%
2012                               0.3%
2011                               0.0%
2010                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,324,825   $     2,404,281           125,256
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (63)
                                                       ---------------
Net assets                                             $     2,324,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       340,892            41,407   $          8.23
Band B                                                       1,983,870           262,794              7.55
                                                       ---------------   ---------------
Total                                                  $     2,324,762           304,201
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       131,379
Mortality & expense charges                                                                        (27,709)
                                                                                           ---------------
Net investment income (loss)                                                                       103,670
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,047)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (67,864)
                                                                                           ---------------
Net gain (loss)                                                                                    (72,911)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        30,759
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            103,670   $            103,005
Net realized gain (loss)                                                      (5,047)                 9,917
Realized gain distributions                                                       --                 32,989
Net change in unrealized appreciation (depreciation)                         (67,864)              (129,910)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,759                 16,001
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     345,658                367,352
Cost of units redeemed                                                      (591,790)              (656,790)
Account charges                                                              (11,275)               (12,782)
                                                                --------------------   --------------------
Increase (decrease)                                                         (257,407)              (302,220)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (226,648)              (286,219)
Net assets, beginning                                                      2,551,410              2,837,629
                                                                --------------------   --------------------
Net assets, ending                                              $          2,324,762   $          2,551,410
                                                                ====================   ====================

Units sold                                                                    45,965                 67,430
Units redeemed                                                               (79,003)              (108,064)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,038)               (40,634)
Units outstanding, beginning                                                 337,239                377,873
                                                                --------------------   --------------------
Units outstanding, ending                                                    304,201                337,239
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,884,752
Cost of units redeemed                                                                           (3,128,489)
Account charges                                                                                     (65,232)
Net investment income (loss)                                                                        535,276
Net realized gain (loss)                                                                            123,169
Realized gain distributions                                                                          54,742
Net change in unrealized appreciation (depreciation)                                                (79,456)
                                                                                       --------------------
Net assets                                                                             $          2,324,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.23                41   $           341               N/A               2.1%
12/31/2013                        8.06                45               363               N/A               1.9%
12/31/2012                        7.91                51               405               N/A              15.3%
12/31/2011                        6.86                61               422               N/A              -0.6%
12/31/2010                        6.90                53               366               N/A              14.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.55               263   $         1,984              1.30%              0.8%
12/31/2013                        7.49               292             2,188              1.30%              0.6%
12/31/2012                        7.45               327             2,432              1.30%             13.8%
12/31/2011                        6.54               326             2,135              1.30%             -1.9%
12/31/2010                        6.67               233             1,554              1.30%             13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               5.4%
2013                               4.9%
2012                               6.4%
2011                               5.7%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       380,172   $       384,258            50,891
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       380,160
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        24,960             3,522   $          7.09
Band B                                                         355,200            54,660              6.50
                                                       ---------------   ---------------
Total                                                  $       380,160            58,182
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,530
Mortality & expense charges                                                                         (4,585)
                                                                                           ---------------
Net investment income (loss)                                                                         5,945
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,128
Realized gain distributions                                                                            296
Net change in unrealized appreciation (depreciation)                                                (4,078)
                                                                                           ---------------
Net gain (loss)                                                                                        346
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,291
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,945   $             42,061
Net realized gain (loss)                                                       4,128                   (198)
Realized gain distributions                                                      296                 66,840
Net change in unrealized appreciation (depreciation)                          (4,078)               (37,445)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,291                 71,258
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     123,168                 51,104
Cost of units redeemed                                                       (75,179)              (142,085)
Account charges                                                               (2,061)                (2,214)
                                                                --------------------   --------------------
Increase (decrease)                                                           45,928                (93,195)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,219                (21,937)
Net assets, beginning                                                        327,941                349,878
                                                                --------------------   --------------------
Net assets, ending                                              $            380,160   $            327,941
                                                                ====================   ====================

Units sold                                                                    18,400                  9,207
Units redeemed                                                               (11,489)               (24,984)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,911                (15,777)
Units outstanding, beginning                                                  51,271                 67,048
                                                                --------------------   --------------------
Units outstanding, ending                                                     58,182                 51,271
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            730,673
Cost of units redeemed                                                                             (460,758)
Account charges                                                                                     (11,379)
Net investment income (loss)                                                                         57,688
Net realized gain (loss)                                                                                401
Realized gain distributions                                                                          67,621
Net change in unrealized appreciation (depreciation)                                                 (4,086)
                                                                                       --------------------
Net assets                                                                             $            380,160
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.09                 4   $            25               N/A               3.1%
12/31/2013                        6.88                 1                 6               N/A              24.1%
12/31/2012                        5.54                 1                 6               N/A              15.6%
12/31/2011                        4.79                 1                 7               N/A              -1.3%
12/31/2010                        4.86                 8                40               N/A              10.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.50                55   $           355              1.30%              1.7%
12/31/2013                        6.39                50               322              1.30%             22.5%
12/31/2012                        5.21                66               344              1.30%             14.1%
12/31/2011                        4.57                71               326              1.30%             -2.6%
12/31/2010                        4.69                60               282              1.30%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               3.0%
2013                              13.8%
2012                               2.9%
2011                               0.0%
2010                               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,779,793   $    20,555,932         1,711,838
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,618)
                                                       ---------------
Net assets                                             $    25,763,175
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       888,297           103,519   $          8.58
Band B                                                      24,874,878         3,120,477              7.97
                                                       ---------------   ---------------
Total                                                  $    25,763,175         3,223,996
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       575,072
Mortality & expense charges                                                                       (383,026)
                                                                                           ---------------
Net investment income (loss)                                                                       192,046
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,464,335
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (5,326,783)
                                                                                           ---------------
Net gain (loss)                                                                                 (3,862,448)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (3,670,402)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            192,046   $            402,504
Net realized gain (loss)                                                   1,464,335              1,838,160
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (5,326,783)             4,007,664
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (3,670,402)             6,248,328
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,708,329              3,093,203
Cost of units redeemed                                                    (8,338,423)            (9,031,655)
Account charges                                                             (213,252)              (247,249)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,843,346)            (6,185,701)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,513,748)                62,627
Net assets, beginning                                                     33,276,923             33,214,296
                                                                --------------------   --------------------
Net assets, ending                                              $         25,763,175   $         33,276,923
                                                                ====================   ====================

Units sold                                                                   538,680                408,182
Units redeemed                                                              (970,184)            (1,183,668)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (431,504)              (775,486)
Units outstanding, beginning                                               3,655,500              4,430,986
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,223,996              3,655,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         51,617,054
Cost of units redeemed                                                                          (36,529,127)
Account charges                                                                                  (1,402,995)
Net investment income (loss)                                                                      1,296,956
Net realized gain (loss)                                                                          5,557,426
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              5,223,861
                                                                                       --------------------
Net assets                                                                             $         25,763,175
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.58               104   $           888               N/A             -11.1%
12/31/2013                        9.66               102               982               N/A              23.0%
12/31/2012                        7.85               113               889               N/A              18.2%
12/31/2011                        6.64                97               645               N/A             -10.6%
12/31/2010                        7.43                94               700               N/A               8.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.97             3,120   $        24,875              1.30%            -12.3%
12/31/2013                        9.09             3,554            32,295              1.30%             21.4%
12/31/2012                        7.49             4,318            32,326              1.30%             16.7%
12/31/2011                        6.42             4,136            26,531              1.30%            -11.8%
12/31/2010                        7.27             4,249            30,902              1.30%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.9%
2013                               2.4%
2012                               3.3%
2011                               1.7%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,370,130   $    12,072,334           585,758
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,978)
                                                       ---------------
Net assets                                             $    13,361,152
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       414,279            47,244   $          8.77
Band B                                                      12,946,873         1,610,245              8.04
                                                       ---------------   ---------------
Total                                                  $    13,361,152         1,657,489
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       120,398
Mortality & expense charges                                                                       (178,707)
                                                                                           ---------------
Net investment income (loss)                                                                       (58,309)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           317,937
Realized gain distributions                                                                      1,047,462
Net change in unrealized appreciation (depreciation)                                            (1,381,406)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,007)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (74,316)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (58,309)  $            (95,810)
Net realized gain (loss)                                                     317,937                144,796
Realized gain distributions                                                1,047,462                  4,464
Net change in unrealized appreciation (depreciation)                      (1,381,406)             2,645,097
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (74,316)             2,698,547
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,876,976             13,863,229
Cost of units redeemed                                                    (3,736,532)            (1,354,993)
Account charges                                                              (98,030)               (57,972)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,957,586)            12,450,264
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,031,902)            15,148,811
Net assets, beginning                                                     15,393,054                244,243
                                                                --------------------   --------------------
Net assets, ending                                              $         13,361,152   $         15,393,054
                                                                ====================   ====================

Units sold                                                                   241,267              2,063,504
Units redeemed                                                              (486,249)              (201,589)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (244,982)             1,861,915
Units outstanding, beginning                                               1,902,471                 40,556
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,657,489              1,902,471
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,198,668
Cost of units redeemed                                                                           (5,369,403)
Account charges                                                                                    (157,952)
Net investment income (loss)                                                                       (155,794)
Net realized gain (loss)                                                                            495,239
Realized gain distributions                                                                       1,052,598
Net change in unrealized appreciation (depreciation)                                              1,297,796
                                                                                       --------------------
Net assets                                                                             $         13,361,152
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.77                47   $           414               N/A               0.9%
12/31/2013                        8.69                52               449               N/A              36.5%
12/31/2012                        6.37                 3                21               N/A              18.8%
12/31/2011                        5.36                 2                11               N/A              -3.5%
12/31/2010                        5.56                 2                12               N/A              28.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.04             1,610   $        12,947              1.30%             -0.4%
12/31/2013                        8.07             1,851            14,944              1.30%             34.7%
12/31/2012                        5.99                37               224              1.30%             17.2%
12/31/2011                        5.11                44               227              1.30%             -4.8%
12/31/2010                        5.37                48               260              1.30%             26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               0.1%
2012                               0.9%
2011                               1.1%
2010                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       466,374   $       327,558            80,676
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (61)
                                                       ---------------
Net assets                                             $       466,313
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       209,418            28,378   $          7.38
Band B                                                         256,895            36,064              7.12
                                                       ---------------   ---------------
Total                                                  $       466,313            64,442
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,291)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,291)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,480
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,442
                                                                                           ---------------
Net gain (loss)                                                                                     34,922
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        31,631
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,291)  $             (1,806)
Net realized gain (loss)                                                      10,480                 31,394
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          24,442                119,973
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,631                149,561
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,685                 18,647
Cost of units redeemed                                                       (32,672)              (193,041)
Account charges                                                               (3,546)                (3,830)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,533)              (178,224)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,098                (28,663)
Net assets, beginning                                                        451,215                479,878
                                                                --------------------   --------------------
Net assets, ending                                              $            466,313   $            451,215
                                                                ====================   ====================

Units sold                                                                     2,844                  3,264
Units redeemed                                                                (5,300)               (33,169)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,456)               (29,905)
Units outstanding, beginning                                                  66,898                 96,803
                                                                --------------------   --------------------
Units outstanding, ending                                                     64,442                 66,898
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            717,088
Cost of units redeemed                                                                             (401,324)
Account charges                                                                                     (10,614)
Net investment income (loss)                                                                         (8,217)
Net realized gain (loss)                                                                             30,386
Realized gain distributions                                                                             178
Net change in unrealized appreciation (depreciation)                                                138,816
                                                                                       --------------------
Net assets                                                                             $            466,313
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.38                28   $           209               N/A               8.0%
12/31/2013                        6.83                29               197               N/A              37.0%
12/31/2012                        4.99                38               190               N/A              -0.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.12                36   $           257              1.30%              6.6%
12/31/2013                        6.68                38               254              1.30%             35.2%
12/31/2012                        4.94                59               289              1.30%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        65,505   $        58,671             1,615
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        65,503
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         4,830               450   $         10.73
Band B                                                          60,673             6,085              9.97
                                                       ---------------   ---------------
Total                                                  $        65,503             6,535
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           126
Mortality & expense charges                                                                           (301)
                                                                                           ---------------
Net investment income (loss)                                                                          (175)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               355
Realized gain distributions                                                                             89
Net change in unrealized appreciation (depreciation)                                                 1,757
                                                                                           ---------------
Net gain (loss)                                                                                      2,201
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,026
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (175)  $                (10)
Net realized gain (loss)                                                         355                    444
Realized gain distributions                                                       89                     --
Net change in unrealized appreciation (depreciation)                           1,757                  3,021
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,026                  3,455
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      48,977                     86
Cost of units redeemed                                                          (597)                (1,462)
Account charges                                                                 (106)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           48,274                 (1,377)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,300                  2,078
Net assets, beginning                                                         15,203                 13,125
                                                                --------------------   --------------------
Net assets, ending                                              $             65,503   $             15,203
                                                                ====================   ====================

Units sold                                                                     4,984                     10
Units redeemed                                                                   (72)                  (169)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,912                   (159)
Units outstanding, beginning                                                   1,623                  1,782
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,535                  1,623
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             92,662
Cost of units redeemed                                                                              (35,409)
Account charges                                                                                        (208)
Net investment income (loss)                                                                           (338)
Net realized gain (loss)                                                                              1,873
Realized gain distributions                                                                              89
Net change in unrealized appreciation (depreciation)                                                  6,834
                                                                                       --------------------
Net assets                                                                             $             65,503
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.73                 0   $             5               N/A               7.8%
12/31/2013                        9.95                 0                 0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 1               N/A              -0.3%
12/31/2010                        6.81                 0                 1               N/A               9.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.97                 6   $            61              1.30%              6.5%
12/31/2013                        9.37                 2                15              1.30%             27.3%
12/31/2012                        7.36                 2                13              1.30%             12.1%
12/31/2011                        6.56                 2                12              1.30%             -1.6%
12/31/2010                        6.67                 2                11              1.30%              7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.3%
2013                               1.2%
2012                               0.9%
2011                               0.8%
2010                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       720,129   $       659,337            20,920
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (35)
                                                       ---------------
Net assets                                             $       720,094
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        81,161             8,493   $          9.56
Band B                                                         638,933            71,972              8.88
                                                       ---------------   ---------------
Total                                                  $       720,094            80,465
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,497
Mortality & expense charges                                                                       (210,006)
                                                                                           ---------------
Net investment income (loss)                                                                      (199,509)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        12,678,385
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                           (10,749,600)
                                                                                           ---------------
Net gain (loss)                                                                                  1,928,785
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,729,276
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (199,509)  $            (75,346)
Net realized gain (loss)                                                  12,678,385              1,285,990
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                     (10,749,600)             4,282,961
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,729,276              5,493,605
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,544,264              3,970,845
Cost of units redeemed                                                   (38,432,643)            (6,891,506)
Account charges                                                             (119,149)              (261,097)
                                                                --------------------   --------------------
Increase (decrease)                                                      (37,007,528)            (3,181,758)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (35,278,252)             2,311,847
Net assets, beginning                                                     35,998,346             33,686,499
                                                                --------------------   --------------------
Net assets, ending                                              $            720,094   $         35,998,346
                                                                ====================   ====================

Units sold                                                                   182,373                520,898
Units redeemed                                                            (4,101,125)              (908,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,918,752)              (388,028)
Units outstanding, beginning                                               3,999,217              4,387,245
                                                                --------------------   --------------------
Units outstanding, ending                                                     80,465              3,999,217
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         47,734,412
Cost of units redeemed                                                                          (62,132,734)
Account charges                                                                                  (1,195,736)
Net investment income (loss)                                                                         18,234
Net realized gain (loss)                                                                         16,235,126
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 60,792
                                                                                       --------------------
Net assets                                                                             $            720,094
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.56                 8   $            81               N/A               0.1%
12/31/2013                        9.55               112             1,067               N/A              18.7%
12/31/2012                        8.04               121               974               N/A              15.3%
12/31/2011                        6.98                91               633               N/A              -7.0%
12/31/2010                        7.50                83               621               N/A              12.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.88                72   $           639              1.30%             -1.2%
12/31/2013                        8.99             3,887            34,931              1.30%             17.2%
12/31/2012                        7.67             4,266            32,713              1.30%             13.8%
12/31/2011                        6.74             3,440            23,189              1.30%             -8.2%
12/31/2010                        7.34             3,412            25,048              1.30%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               1.0%
2012                               1.5%
2011                               1.2%
2010                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       325,241   $       216,845            14,013
                                                                         ===============   ===============
Receivables: investments sold                                       22
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       325,263
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       108,389            13,388   $          8.10
Band B                                                         216,874            28,099              7.72
                                                       ---------------   ---------------
Total                                                  $       325,263            41,487
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,519
Mortality & expense charges                                                                         (2,932)
                                                                                           ---------------
Net investment income (loss)                                                                         2,587
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            18,112
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,932
                                                                                           ---------------
Net gain (loss)                                                                                     34,044
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        36,631
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,587   $              3,967
Net realized gain (loss)                                                      18,112                 40,843
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,932                 58,998
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,631                103,808
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,883                 13,253
Cost of units redeemed                                                       (62,401)              (175,694)
Account charges                                                               (2,376)                (2,708)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,894)              (165,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,263)               (61,341)
Net assets, beginning                                                        337,526                398,867
                                                                --------------------   --------------------
Net assets, ending                                              $            325,263   $            337,526
                                                                ====================   ====================

Units sold                                                                     2,196                  2,235
Units redeemed                                                                (8,930)               (28,102)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,734)               (25,867)
Units outstanding, beginning                                                  48,221                 74,088
                                                                --------------------   --------------------
Units outstanding, ending                                                     41,487                 48,221
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            615,126
Cost of units redeemed                                                                             (455,250)
Account charges                                                                                     (10,570)
Net investment income (loss)                                                                          8,365
Net realized gain (loss)                                                                             59,196
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                108,396
                                                                                       --------------------
Net assets                                                                             $            325,263
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.10                13   $           108               N/A              12.8%
12/31/2013                        7.18                14                98               N/A              31.0%
12/31/2012                        5.48                16                88               N/A              18.7%
12/31/2011                        4.61                20                92               N/A              -7.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.72                28   $           217              1.30%             11.4%
12/31/2013                        6.93                35               240              1.30%             29.3%
12/31/2012                        5.36                58               310              1.30%             17.2%
12/31/2011                        4.57                73               334              1.30%             -8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               2.1%
2012                               2.2%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,354,050   $       844,562            40,144
                                                                         ===============   ===============
Receivables: investments sold                                    2,042
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,356,092
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       488,021            36,103   $         13.52
Band B                                                         868,071            57,167             15.18
                                                       ---------------   ---------------
Total                                                  $     1,356,092            93,270
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (9,179)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,179)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,995
Realized gain distributions                                                                         45,865
Net change in unrealized appreciation (depreciation)                                                80,949
                                                                                           ---------------
Net gain (loss)                                                                                    210,809
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       201,630
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,179)  $               (159)
Net realized gain (loss)                                                      83,995                110,089
Realized gain distributions                                                   45,865                     --
Net change in unrealized appreciation (depreciation)                          80,949                187,227
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            201,630                297,157
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     286,752                282,664
Cost of units redeemed                                                      (197,306)              (241,292)
Account charges                                                               (8,616)                (7,096)
                                                                --------------------   --------------------
Increase (decrease)                                                           80,830                 34,276
                                                                --------------------   --------------------
Net increase (decrease)                                                      282,460                331,433
Net assets, beginning                                                      1,073,632                742,199
                                                                --------------------   --------------------
Net assets, ending                                              $          1,356,092   $          1,073,632
                                                                ====================   ====================

Units sold                                                                    20,204                 26,086
Units redeemed                                                               (15,303)               (24,345)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,901                  1,741
Units outstanding, beginning                                                  88,369                 86,628
                                                                --------------------   --------------------
Units outstanding, ending                                                     93,270                 88,369
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,639,677
Cost of units redeemed                                                                           (3,132,893)
Account charges                                                                                    (139,128)
Net investment income (loss)                                                                        (56,380)
Net realized gain (loss)                                                                            220,381
Realized gain distributions                                                                         314,947
Net change in unrealized appreciation (depreciation)                                                509,488
                                                                                       --------------------
Net assets                                                                             $          1,356,092
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.52                36   $           488               N/A              19.7%
12/31/2013                       11.30                40               452               N/A              40.5%
12/31/2012                        8.04                49               396               N/A              20.9%
12/31/2011                        6.65                61               408               N/A               3.9%
12/31/2010                        6.40                74               473               N/A               5.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         15.18                57   $           868              1.30%             18.1%
12/31/2013                       12.85                48               622              1.30%             38.7%
12/31/2012                        9.27                37               346              1.30%             19.3%
12/31/2011                        7.77                46               355              1.30%              2.6%
12/31/2010                        7.57                47               357              1.30%              3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.7%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,832,089   $    26,456,713         1,787,333
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (18,460)
                                                       ---------------
Net assets                                             $    30,813,629
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,353,061            72,113   $         18.76
Band B                                                      29,460,568         1,956,318             15.06
                                                       ---------------   ---------------
Total                                                  $    30,813,629         2,028,431
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       490,315
Mortality & expense charges                                                                       (310,535)
                                                                                           ---------------
Net investment income (loss)                                                                       179,780
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           891,528
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,416,307
                                                                                           ---------------
Net gain (loss)                                                                                  2,307,835
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,487,615
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            179,780   $            458,939
Net realized gain (loss)                                                     891,528                605,104
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,416,307               (763,891)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,487,615                300,152
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,536,578              2,118,363
Cost of units redeemed                                                    (4,712,135)            (3,929,339)
Account charges                                                             (166,500)              (136,175)
                                                                --------------------   --------------------
Increase (decrease)                                                       10,657,943             (1,947,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,145,558             (1,646,999)
Net assets, beginning                                                     17,668,071             19,315,070
                                                                --------------------   --------------------
Net assets, ending                                              $         30,813,629   $         17,668,071
                                                                ====================   ====================

Units sold                                                                 1,060,819                162,865
Units redeemed                                                              (348,496)              (306,498)
                                                                --------------------   --------------------
Net increase (decrease)                                                      712,323               (143,633)
Units outstanding, beginning                                               1,316,108              1,459,741
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,028,431              1,316,108
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         61,271,772
Cost of units redeemed                                                                          (35,702,125)
Account charges                                                                                  (1,257,471)
Net investment income (loss)                                                                      3,170,058
Net realized gain (loss)                                                                         (4,262,561)
Realized gain distributions                                                                       3,218,580
Net change in unrealized appreciation (depreciation)                                              4,375,376
                                                                                       --------------------
Net assets                                                                             $         30,813,629
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         18.76                72   $         1,353               N/A              14.6%
12/31/2013                       16.37                49               805               N/A               2.7%
12/31/2012                       15.94                54               859               N/A              28.1%
12/31/2011                       12.44                76               946               N/A              -6.5%
12/31/2010                       13.31                91             1,211               N/A              17.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         15.06             1,956   $        29,461              1.30%             13.1%
12/31/2013                       13.31             1,267            16,863              1.30%              1.4%
12/31/2012                       13.13             1,406            18,456              1.30%             26.5%
12/31/2011                       10.38             1,641            17,031              1.30%             -7.7%
12/31/2010                       11.25             1,890            21,258              1.30%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.0%
2013                               3.7%
2012                               0.6%
2011                               3.7%
2010                               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,522,835   $    14,061,715         2,625,048
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,316)
                                                       ---------------
Net assets                                             $    14,516,519
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       713,432            68,650   $         10.39
Band B                                                      13,803,087         1,525,845              9.05
                                                       ---------------   ---------------
Total                                                  $    14,516,519         1,594,495
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       684,505
Mortality & expense charges                                                                       (180,085)
                                                                                           ---------------
Net investment income (loss)                                                                       504,420
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           211,071
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (689,026)
                                                                                           ---------------
Net gain (loss)                                                                                   (477,955)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,465
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            504,420   $            554,703
Net realized gain (loss)                                                     211,071                295,915
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (689,026)              (112,876)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,465                737,742
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,751,169              4,927,125
Cost of units redeemed                                                    (4,179,999)            (2,828,167)
Account charges                                                             (101,408)               (97,078)
                                                                --------------------   --------------------
Increase (decrease)                                                          469,762              2,001,880
                                                                --------------------   --------------------
Net increase (decrease)                                                      496,227              2,739,622
Net assets, beginning                                                     14,020,292             11,280,670
                                                                --------------------   --------------------
Net assets, ending                                              $         14,516,519   $         14,020,292
                                                                ====================   ====================

Units sold                                                                   554,754                573,196
Units redeemed                                                              (508,345)              (339,770)
                                                                --------------------   --------------------
Net increase (decrease)                                                       46,409                233,426
Units outstanding, beginning                                               1,548,086              1,314,660
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,594,495              1,548,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         45,817,065
Cost of units redeemed                                                                          (37,435,643)
Account charges                                                                                  (1,065,916)
Net investment income (loss)                                                                      8,350,028
Net realized gain (loss)                                                                         (1,610,135)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                461,120
                                                                                       --------------------
Net assets                                                                             $         14,516,519
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.39                69   $           713               N/A               1.7%
12/31/2013                       10.22                61               622               N/A               7.0%
12/31/2012                        9.55                67               635               N/A              17.2%
12/31/2011                        8.15                75               609               N/A               1.0%
12/31/2010                        8.07                89               720               N/A              13.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.05             1,526   $        13,803              1.30%              0.4%
12/31/2013                        9.01             1,487            13,398              1.30%              5.6%
12/31/2012                        8.53             1,248            10,646              1.30%             15.7%
12/31/2011                        7.37             1,743            12,857              1.30%             -0.3%
12/31/2010                        7.40             2,309            17,089              1.30%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               4.8%
2013                               5.6%
2012                               4.4%
2011                               7.7%
2010                               9.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,917,854   $     2,517,784           153,452
                                                                         ===============   ===============
Receivables: investments sold                                      808
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,918,662
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       539,057            43,895   $         12.28
Band B                                                       2,379,605           162,754             14.62
                                                       ---------------   ---------------
Total                                                  $     2,918,662           206,649
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        77,471
Mortality & expense charges                                                                        (27,727)
                                                                                           ---------------
Net investment income (loss)                                                                        49,744
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            86,785
Realized gain distributions                                                                        126,708
Net change in unrealized appreciation (depreciation)                                               187,247
                                                                                           ---------------
Net gain (loss)                                                                                    400,740
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       450,484
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,744   $             49,845
Net realized gain (loss)                                                      86,785                142,032
Realized gain distributions                                                  126,708                 52,143
Net change in unrealized appreciation (depreciation)                         187,247                (34,174)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            450,484                209,846
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     604,247                670,772
Cost of units redeemed                                                      (509,024)              (647,627)
Account charges                                                              (18,220)               (16,201)
                                                                --------------------   --------------------
Increase (decrease)                                                           77,003                  6,944
                                                                --------------------   --------------------
Net increase (decrease)                                                      527,487                216,790
Net assets, beginning                                                      2,391,175              2,174,385
                                                                --------------------   --------------------
Net assets, ending                                              $          2,918,662   $          2,391,175
                                                                ====================   ====================

Units sold                                                                    44,610                 55,932
Units redeemed                                                               (40,491)               (56,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,119                   (987)
Units outstanding, beginning                                                 202,530                203,517
                                                                --------------------   --------------------
Units outstanding, ending                                                    206,649                202,530
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         12,437,613
Cost of units redeemed                                                                          (11,691,266)
Account charges                                                                                    (299,724)
Net investment income (loss)                                                                        717,087
Net realized gain (loss)                                                                            262,256
Realized gain distributions                                                                       1,092,626
Net change in unrealized appreciation (depreciation)                                                400,070
                                                                                       --------------------
Net assets                                                                             $          2,918,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.28                44   $           539               N/A              20.6%
12/31/2013                       10.19                46               470               N/A              10.8%
12/31/2012                        9.20                55               507               N/A               3.6%
12/31/2011                        8.88                64               566               N/A              16.4%
12/31/2010                        7.62                84               641               N/A               6.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         14.62               163   $         2,380              1.30%             19.0%
12/31/2013                       12.29               156             1,921              1.30%              9.3%
12/31/2012                       11.24               148             1,667              1.30%              2.3%
12/31/2011                       10.99               145             1,588              1.30%             14.9%
12/31/2010                        9.56               168             1,604              1.30%              4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.9%
2013                               3.3%
2012                               3.1%
2011                               3.0%
2010                               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    55,031,939   $    55,074,322         4,591,734
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,954)
                                                       ---------------
Net assets                                             $    55,008,985
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,830,931           386,025   $         12.51
Band B                                                      50,178,054         5,933,310              8.46
                                                       ---------------   ---------------
Total                                                  $    55,008,985         6,319,335
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $     2,152,926
Mortality & expense charges                                                                       (744,799)
                                                                                           ---------------
Net investment income (loss)                                                                     1,408,127
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           118,887
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               937,115
                                                                                           ---------------
Net gain (loss)                                                                                  1,056,002
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,464,129
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,408,127   $          2,197,443
Net realized gain (loss)                                                     118,887                267,986
Realized gain distributions                                                       --               1,447,568
Net change in unrealized appreciation (depreciation)                         937,115             (4,908,303)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,464,129               (995,306)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,238,957             12,714,311
Cost of units redeemed                                                   (22,157,131)           (16,377,551)
Account charges                                                             (452,628)              (561,726)
                                                                --------------------   --------------------
Increase (decrease)                                                      (17,370,802)            (4,224,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (14,906,673)            (5,220,272)
Net assets, beginning                                                     69,915,658             75,135,930
                                                                --------------------   --------------------
Net assets, ending                                              $         55,008,985   $         69,915,658
                                                                ====================   ====================

Units sold                                                                   657,628              1,594,541
Units redeemed                                                            (2,695,389)            (2,071,935)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,037,761)              (477,394)
Units outstanding, beginning                                               8,357,096              8,834,490
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,319,335              8,357,096
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        229,380,837
Cost of units redeemed                                                                         (207,147,660)
Account charges                                                                                  (6,698,803)
Net investment income (loss)                                                                     29,971,586
Net realized gain (loss)                                                                          3,767,950
Realized gain distributions                                                                       5,777,458
Net change in unrealized appreciation (depreciation)                                                (42,383)
                                                                                       --------------------
Net assets                                                                             $         55,008,985
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.51               386   $         4,831               N/A               4.9%
12/31/2013                       11.93               447             5,335               N/A              -0.1%
12/31/2012                       11.94               536             6,402               N/A               8.3%
12/31/2011                       11.02               585             6,443               N/A               6.7%
12/31/2010                       10.33               704             7,266               N/A               8.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.46             5,933   $        50,178              1.30%              3.6%
12/31/2013                        8.16             7,910            64,581              1.30%             -1.4%
12/31/2012                        8.28             8,298            68,734              1.30%              6.9%
12/31/2011                        7.75             9,966            77,189              1.30%              5.4%
12/31/2010                        7.35            10,745            78,988              1.30%              6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               3.4%
2013                               4.2%
2012                               3.7%
2011                               7.6%
2010                               6.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       557,430   $       537,259            13,841
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (15)
                                                       ---------------
Net assets                                             $       557,415
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        35,719             5,039   $          7.09
Band B                                                         521,696            80,266              6.50
                                                       ---------------   ---------------
Total                                                  $       557,415            85,305
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           729
Mortality & expense charges                                                                         (5,103)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,374)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,439
Realized gain distributions                                                                        134,971
Net change in unrealized appreciation (depreciation)                                              (108,596)
                                                                                           ---------------
Net gain (loss)                                                                                     39,814
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        35,440
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,374)  $             (1,675)
Net realized gain (loss)                                                      13,439                 53,153
Realized gain distributions                                                  134,971                     --
Net change in unrealized appreciation (depreciation)                        (108,596)                58,168
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,440                109,646
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     171,968                 68,781
Cost of units redeemed                                                       (68,907)              (190,670)
Account charges                                                               (2,227)                (2,552)
                                                                --------------------   --------------------
Increase (decrease)                                                          100,834               (124,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,274                (14,795)
Net assets, beginning                                                        421,141                435,936
                                                                --------------------   --------------------
Net assets, ending                                              $            557,415   $            421,141
                                                                ====================   ====================

Units sold                                                                    27,907                 13,309
Units redeemed                                                               (11,580)               (36,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,327                (23,476)
Units outstanding, beginning                                                  68,978                 92,454
                                                                --------------------   --------------------
Units outstanding, ending                                                     85,305                 68,978
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,260,315
Cost of units redeemed                                                                             (932,361)
Account charges                                                                                     (17,288)
Net investment income (loss)                                                                        (16,323)
Net realized gain (loss)                                                                            107,930
Realized gain distributions                                                                         134,971
Net change in unrealized appreciation (depreciation)                                                 20,171
                                                                                       --------------------
Net assets                                                                             $            557,415
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.09                 5   $            36               N/A               8.7%
12/31/2013                        6.52                 7                48               N/A              31.2%
12/31/2012                        4.97                13                63               N/A              24.2%
12/31/2011                        4.00                12                47               N/A              -6.7%
12/31/2010                        4.29                20                85               N/A               6.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.50                80   $           522              1.30%              7.3%
12/31/2013                        6.06                62               373              1.30%             29.5%
12/31/2012                        4.68                80               373              1.30%             22.6%
12/31/2011                        3.81                83               316              1.30%             -7.9%
12/31/2010                        4.14                78               322              1.30%              5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               0.7%
2012                               0.8%
2011                               0.4%
2010                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,696,954   $     3,274,115           113,313
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (89)
                                                       ---------------
Net assets                                             $     4,696,865
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,104,354           253,418   $          8.30
Band B                                                       2,592,511           269,542              9.62
                                                       ---------------   ---------------
Total                                                  $     4,696,865           522,960
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        52,605
Mortality & expense charges                                                                        (37,043)
                                                                                           ---------------
Net investment income (loss)                                                                        15,562
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           294,019
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,843
                                                                                           ---------------
Net gain (loss)                                                                                    299,862
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       315,424
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,562   $             22,791
Net realized gain (loss)                                                     294,019                241,389
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           5,843              1,058,975
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            315,424              1,323,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      72,708                131,541
Cost of units redeemed                                                    (1,051,858)            (1,361,385)
Account charges                                                              (41,363)               (44,390)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,020,513)            (1,274,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (705,089)                48,921
Net assets, beginning                                                      5,401,954              5,353,033
                                                                --------------------   --------------------
Net assets, ending                                              $          4,696,865   $          5,401,954
                                                                ====================   ====================

Units sold                                                                     9,329                 21,071
Units redeemed                                                              (124,785)              (185,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (115,456)              (164,870)
Units outstanding, beginning                                                 638,416                803,286
                                                                --------------------   --------------------
Units outstanding, ending                                                    522,960                638,416
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         76,875,077
Cost of units redeemed                                                                          (71,539,621)
Account charges                                                                                  (1,557,322)
Net investment income (loss)                                                                      1,225,931
Net realized gain (loss)                                                                         (1,730,039)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,422,839
                                                                                       --------------------
Net assets                                                                             $          4,696,865
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.30               253   $         2,104               N/A               7.4%
12/31/2013                        7.73               289             2,236               N/A              28.4%
12/31/2012                        6.02               347             2,085               N/A              20.1%
12/31/2011                        5.01               420             2,106               N/A             -13.7%
12/31/2010                        5.81               537             3,118               N/A              15.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.62               270   $         2,593              1.30%              6.1%
12/31/2013                        9.07               349             3,166              1.30%             26.8%
12/31/2012                        7.15               457             3,268              1.30%             18.5%
12/31/2011                        6.04               506             3,055              1.30%            -14.9%
12/31/2010                        7.09               601             4,260              1.30%             14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               1.2%
2012                               0.9%
2011                               0.6%
2010                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            JANUS ASPEN OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       312,281   $       427,788             9,897
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (10)
                                                       ---------------
Net assets                                             $       312,271
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        36,251             5,236   $          6.92
Band B                                                         276,020            42,917              6.43
                                                       ---------------   ---------------
Total                                                  $       312,271            48,153
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,888
Mortality & expense charges                                                                         (4,137)
                                                                                           ---------------
Net investment income (loss)                                                                        16,751
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,614)
Realized gain distributions                                                                         25,717
Net change in unrealized appreciation (depreciation)                                               (81,573)
                                                                                           ---------------
Net gain (loss)                                                                                    (64,470)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (47,719)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,751   $              7,561
Net realized gain (loss)                                                      (8,614)               (43,488)
Realized gain distributions                                                   25,717                     --
Net change in unrealized appreciation (depreciation)                         (81,573)                80,890
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (47,719)                44,963
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,544                 18,964
Cost of units redeemed                                                       (43,449)              (111,517)
Account charges                                                               (1,916)                (2,204)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,821)               (94,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (62,540)               (49,794)
Net assets, beginning                                                        374,811                424,605
                                                                --------------------   --------------------
Net assets, ending                                              $            312,271   $            374,811
                                                                ====================   ====================

Units sold                                                                     4,101                  2,757
Units redeemed                                                                (6,211)               (16,679)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,110)               (13,922)
Units outstanding, beginning                                                  50,263                 64,185
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,153                 50,263
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            934,856
Cost of units redeemed                                                                             (500,576)
Account charges                                                                                     (13,268)
Net investment income (loss)                                                                         17,115
Net realized gain (loss)                                                                            (87,454)
Realized gain distributions                                                                          77,105
Net change in unrealized appreciation (depreciation)                                               (115,507)
                                                                                       --------------------
Net assets                                                                             $            312,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.92                 5   $            36               N/A             -12.1%
12/31/2013                        7.88                 5                38               N/A              14.3%
12/31/2012                        6.89                 9                61               N/A              13.2%
12/31/2011                        6.09                12                75               N/A             -32.3%
12/31/2010                        9.00                15               133               N/A              25.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.43                43   $           276              1.30%            -13.2%
12/31/2013                        7.41                45               337              1.30%             12.8%
12/31/2012                        6.57                55               364              1.30%             11.7%
12/31/2011                        5.88                56               327              1.30%            -33.2%
12/31/2010                        8.81                54               475              1.30%             23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               6.1%
2013                               3.0%
2012                               0.6%
2011                               0.4%
2010                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       313,037   $       276,158            17,020
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (23)
                                                       ---------------
Net assets                                             $       313,014
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        98,123             9,441   $         10.39
Band B                                                         214,891            22,256              9.66
                                                       ---------------   ---------------
Total                                                  $       313,014            31,697
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,876
Mortality & expense charges                                                                         (2,624)
                                                                                           ---------------
Net investment income (loss)                                                                         7,252
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,990
Realized gain distributions                                                                         22,473
Net change in unrealized appreciation (depreciation)                                                (9,767)
                                                                                           ---------------
Net gain (loss)                                                                                     14,696
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        21,948
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,252   $                314
Net realized gain (loss)                                                       1,990                  7,589
Realized gain distributions                                                   22,473                  4,857
Net change in unrealized appreciation (depreciation)                          (9,767)                40,520
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,948                 53,280
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,990                 84,365
Cost of units redeemed                                                        (8,112)               (60,070)
Account charges                                                               (1,625)                (1,162)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,253                 23,133
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,201                 76,413
Net assets, beginning                                                        269,813                193,400
                                                                --------------------   --------------------
Net assets, ending                                              $            313,014   $            269,813
                                                                ====================   ====================

Units sold                                                                     3,354                 10,519
Units redeemed                                                                (1,050)                (7,480)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,304                  3,039
Units outstanding, beginning                                                  29,393                 26,354
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,697                 29,393
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            453,683
Cost of units redeemed                                                                             (244,772)
Account charges                                                                                      (5,234)
Net investment income (loss)                                                                          5,532
Net realized gain (loss)                                                                             27,431
Realized gain distributions                                                                          39,495
Net change in unrealized appreciation (depreciation)                                                 36,879
                                                                                       --------------------
Net assets                                                                             $            313,014
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.39                 9   $            98               N/A               8.4%
12/31/2013                        9.58                 8                80               N/A              25.8%
12/31/2012                        7.62                 6                42               N/A              10.8%
12/31/2011                        6.88                 6                42               N/A              -3.0%
12/31/2010                        7.09                 5                34               N/A              15.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.66                22   $           215              1.30%              7.0%
12/31/2013                        9.02                21               190              1.30%             24.2%
12/31/2012                        7.26                21               151              1.30%              9.4%
12/31/2011                        6.64                23               156              1.30%             -4.2%
12/31/2010                        6.94                23               158              1.30%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               3.4%
2013                               1.2%
2012                               0.9%
2011                               0.7%
2010                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       537,006   $       609,833            23,147
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       537,015
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        18,131             1,388   $         13.06
Band B                                                         518,884            42,759             12.14
                                                       ---------------   ---------------
Total                                                  $       537,015            44,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,065)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,065)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,716
Realized gain distributions                                                                        220,638
Net change in unrealized appreciation (depreciation)                                              (222,369)
                                                                                           ---------------
Net gain (loss)                                                                                     35,985
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        28,920
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,065)  $             (6,263)
Net realized gain (loss)                                                      37,716                 14,168
Realized gain distributions                                                  220,638                     --
Net change in unrealized appreciation (depreciation)                        (222,369)               124,409
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,920                132,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      45,773                195,144
Cost of units redeemed                                                      (183,339)               (73,176)
Account charges                                                               (2,110)                (2,091)
                                                                --------------------   --------------------
Increase (decrease)                                                         (139,676)               119,877
                                                                --------------------   --------------------
Net increase (decrease)                                                     (110,756)               252,191
Net assets, beginning                                                        647,771                395,580
                                                                --------------------   --------------------
Net assets, ending                                              $            537,015   $            647,771
                                                                ====================   ====================

Units sold                                                                     4,042                 20,108
Units redeemed                                                               (16,378)                (8,616)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,336)                11,492
Units outstanding, beginning                                                  56,483                 44,991
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,147                 56,483
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            952,165
Cost of units redeemed                                                                             (609,226)
Account charges                                                                                      (9,230)
Net investment income (loss)                                                                        (22,080)
Net realized gain (loss)                                                                             77,575
Realized gain distributions                                                                         220,638
Net change in unrealized appreciation (depreciation)                                                (72,827)
                                                                                       --------------------
Net assets                                                                             $            537,015
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.06                 1   $            18               N/A               7.3%
12/31/2013                       12.17                 1                12               N/A              32.3%
12/31/2012                        9.20                 2                18               N/A              12.1%
12/31/2011                        8.21                 3                21               N/A               0.3%
12/31/2010                        8.19                 2                18               N/A              28.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.14                43   $           519              1.30%              5.9%
12/31/2013                       11.46                56               636              1.30%             30.6%
12/31/2012                        8.77                43               377              1.30%             10.6%
12/31/2011                        7.93                40               319              1.30%             -1.0%
12/31/2010                        8.01                15               124              1.30%             27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,247,555   $       959,901            69,800
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (211)
                                                       ---------------
Net assets                                             $     1,247,344
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       239,065            13,718   $         17.43
Band B                                                       1,008,279            67,066             15.03
                                                       ---------------   ---------------
Total                                                  $     1,247,344            80,784
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        12,849
Mortality & expense charges                                                                        (13,157)
                                                                                           ---------------
Net investment income (loss)                                                                          (308)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            46,712
Realized gain distributions                                                                         34,037
Net change in unrealized appreciation (depreciation)                                                67,209
                                                                                           ---------------
Net gain (loss)                                                                                    147,958
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       147,650
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (308)  $              2,084
Net realized gain (loss)                                                      46,712                 (5,673)
Realized gain distributions                                                   34,037                     --
Net change in unrealized appreciation (depreciation)                          67,209                370,502
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            147,650                366,913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,640                 77,540
Cost of units redeemed                                                      (239,165)              (265,918)
Account charges                                                               (5,261)                (5,462)
                                                                --------------------   --------------------
Increase (decrease)                                                         (201,786)              (193,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (54,136)               173,073
Net assets, beginning                                                      1,301,480              1,128,407
                                                                --------------------   --------------------
Net assets, ending                                              $          1,247,344   $          1,301,480
                                                                ====================   ====================

Units sold                                                                     3,180                  6,706
Units redeemed                                                               (17,134)               (23,378)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,954)               (16,672)
Units outstanding, beginning                                                  94,738                111,410
                                                                --------------------   --------------------
Units outstanding, ending                                                     80,784                 94,738
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         22,492,842
Cost of units redeemed                                                                          (24,363,801)
Account charges                                                                                    (315,206)
Net investment income (loss)                                                                       (244,146)
Net realized gain (loss)                                                                          1,761,211
Realized gain distributions                                                                       1,628,790
Net change in unrealized appreciation (depreciation)                                                287,654
                                                                                       --------------------
Net assets                                                                             $          1,247,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         17.43                14   $           239               N/A              13.8%
12/31/2013                       15.31                18               269               N/A              37.1%
12/31/2012                       11.17                21               232               N/A              15.5%
12/31/2011                        9.67                30               293               N/A              -6.5%
12/31/2010                       10.34                35               360               N/A              26.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         15.03                67   $         1,008              1.30%             12.4%
12/31/2013                       13.38                77             1,032              1.30%             35.3%
12/31/2012                        9.89                91               897              1.30%             14.0%
12/31/2011                        8.67               104               902              1.30%             -7.7%
12/31/2010                        9.40               127             1,196              1.30%             24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               1.2%
2012                               0.6%
2011                               0.6%
2010                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
    NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO SERVICE CLASS - 641222880

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       394,994   $       312,062            22,030
                                                                         ===============   ===============
Receivables: investments sold                                       14
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       395,008
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        90,376             8,153   $         11.08
Band B                                                         304,632            31,983              9.52
                                                       ---------------   ---------------
Total                                                  $       395,008            40,136
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,177)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,177)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,974
Realized gain distributions                                                                         30,466
Net change in unrealized appreciation (depreciation)                                               (21,723)
                                                                                           ---------------
Net gain (loss)                                                                                     15,717
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,540
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,177)  $             (2,825)
Net realized gain (loss)                                                       6,974                 16,464
Realized gain distributions                                                   30,466                     --
Net change in unrealized appreciation (depreciation)                         (21,723)                94,627
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,540                108,266
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      75,775                 53,731
Cost of units redeemed                                                       (22,730)               (82,383)
Account charges                                                               (1,520)                (1,197)
                                                                --------------------   --------------------
Increase (decrease)                                                           51,525                (29,849)
                                                                --------------------   --------------------
Net increase (decrease)                                                       64,065                 78,417
Net assets, beginning                                                        330,943                252,526
                                                                --------------------   --------------------
Net assets, ending                                              $            395,008   $            330,943
                                                                ====================   ====================

Units sold                                                                     8,533                  8,751
Units redeemed                                                                (2,644)               (12,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,889                 (3,484)
Units outstanding, beginning                                                  34,247                 37,731
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,136                 34,247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,703,995
Cost of units redeemed                                                                           (4,466,943)
Account charges                                                                                     (53,850)
Net investment income (loss)                                                                        (84,453)
Net realized gain (loss)                                                                            114,918
Realized gain distributions                                                                          98,409
Net change in unrealized appreciation (depreciation)                                                 82,932
                                                                                       --------------------
Net assets                                                                             $            395,008
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.08                 8   $            90               N/A               3.5%
12/31/2013                       10.71                 8                89               N/A              45.8%
12/31/2012                        7.35                 9                68               N/A               8.8%
12/31/2011                        6.75                13                85               N/A              -1.1%
12/31/2010                        6.82                13                92               N/A              19.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.52                32   $           305              1.30%              2.1%
12/31/2013                        9.33                26               242              1.30%             44.0%
12/31/2012                        6.48                28               184              1.30%              7.4%
12/31/2011                        6.03                44               268              1.30%             -2.3%
12/31/2010                        6.18                55               339              1.30%             18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,140,530   $     1,184,894           106,976
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (159)
                                                       ---------------
Net assets                                             $     1,140,371
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       318,340            51,486   $          6.18
Band B                                                         822,031           154,725              5.31
                                                       ---------------   ---------------
Total                                                  $     1,140,371           206,211
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,280
Mortality & expense charges                                                                        (11,999)
                                                                                           ---------------
Net investment income (loss)                                                                         8,281
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,210)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (959)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,169)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,888)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,281   $             16,080
Net realized gain (loss)                                                     (11,210)                (8,530)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (959)               (12,585)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,888)                (5,035)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     100,385                340,870
Cost of units redeemed                                                      (346,110)              (367,678)
Account charges                                                               (7,438)                (7,052)
                                                                --------------------   --------------------
Increase (decrease)                                                         (253,163)               (33,860)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (257,051)               (38,895)
Net assets, beginning                                                      1,397,422              1,436,317
                                                                --------------------   --------------------
Net assets, ending                                              $          1,140,371   $          1,397,422
                                                                ====================   ====================

Units sold                                                                    18,296                 64,076
Units redeemed                                                               (64,458)               (70,529)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,162)                (6,453)
Units outstanding, beginning                                                 252,373                258,826
                                                                --------------------   --------------------
Units outstanding, ending                                                    206,211                252,373
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         96,350,783
Cost of units redeemed                                                                          (94,862,030)
Account charges                                                                                  (1,289,333)
Net investment income (loss)                                                                      2,268,574
Net realized gain (loss)                                                                         (1,283,259)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (44,364)
                                                                                       --------------------
Net assets                                                                             $          1,140,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.18                51   $           318               N/A               0.6%
12/31/2013                        6.15                59               365               N/A               0.6%
12/31/2012                        6.11                58               357               N/A               4.6%
12/31/2011                        5.84                18               107               N/A               0.3%
12/31/2010                        5.82                23               133               N/A               5.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.31               155   $           822              1.30%             -0.7%
12/31/2013                        5.35               193             1,032              1.30%             -0.7%
12/31/2012                        5.39               200             1,079              1.30%              3.3%
12/31/2011                        5.22               205             1,069              1.30%             -1.0%
12/31/2010                        5.27               218             1,151              1.30%              3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               2.1%
2012                               3.2%
2011                               3.9%
2010                               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,430,924   $    17,428,855           983,314
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (630)
                                                       ---------------
Net assets                                             $    19,430,294
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,843,749           433,832   $         15.78
Band B                                                      12,586,545         1,097,888             11.46
                                                       ---------------   ---------------
Total                                                  $    19,430,294         1,531,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       345,808
Mortality & expense charges                                                                       (170,229)
                                                                                           ---------------
Net investment income (loss)                                                                       175,579
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           738,917
Realized gain distributions                                                                      1,822,105
Net change in unrealized appreciation (depreciation)                                            (1,231,091)
                                                                                           ---------------
Net gain (loss)                                                                                  1,329,931
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,505,510
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            175,579   $            178,338
Net realized gain (loss)                                                     738,917                842,978
Realized gain distributions                                                1,822,105                599,954
Net change in unrealized appreciation (depreciation)                      (1,231,091)             2,040,618
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,505,510              3,661,888
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     634,467              1,197,360
Cost of units redeemed                                                    (4,244,389)            (7,134,741)
Account charges                                                             (138,456)              (165,419)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,748,378)            (6,102,800)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,242,868)            (2,440,912)
Net assets, beginning                                                     21,673,162             24,114,074
                                                                --------------------   --------------------
Net assets, ending                                              $         19,430,294   $         21,673,162
                                                                ====================   ====================

Units sold                                                                    56,677                116,296
Units redeemed                                                              (379,797)              (703,860)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (323,120)              (587,564)
Units outstanding, beginning                                               1,854,840              2,442,404
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,531,720              1,854,840
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        114,890,575
Cost of units redeemed                                                                         (118,088,728)
Account charges                                                                                  (4,681,189)
Net investment income (loss)                                                                      7,249,527
Net realized gain (loss)                                                                          4,884,625
Realized gain distributions                                                                      13,173,415
Net change in unrealized appreciation (depreciation)                                              2,002,069
                                                                                       --------------------
Net assets                                                                             $         19,430,294
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         15.78               434   $         6,844               N/A               8.8%
12/31/2013                       14.49               492             7,132               N/A              18.3%
12/31/2012                       12.25               575             7,051               N/A              10.4%
12/31/2011                       11.10               729             8,091               N/A               0.8%
12/31/2010                       11.01               920            10,136               N/A              11.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.46             1,098   $        12,587              1.30%              7.4%
12/31/2013                       10.67             1,363            14,541              1.30%             16.8%
12/31/2012                        9.14             1,867            17,063              1.30%              8.9%
12/31/2011                        8.39             2,412            20,234              1.30%             -0.5%
12/31/2010                        8.43             3,125            26,348              1.30%             10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.7%
2012                               2.0%
2011                               1.9%
2010                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,717,707   $    24,941,685         2,228,844
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,732)
                                                       ---------------
Net assets                                             $    24,708,975
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,692,933           333,852   $         11.06
Band B                                                      21,016,042         2,815,692              7.46
                                                       ---------------   ---------------
Total                                                  $    24,708,975         3,149,544
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       675,111
Mortality & expense charges                                                                       (324,937)
                                                                                           ---------------
Net investment income (loss)                                                                       350,174
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,344)
Realized gain distributions                                                                         95,956
Net change in unrealized appreciation (depreciation)                                               863,407
                                                                                           ---------------
Net gain (loss)                                                                                    952,019
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,302,193
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            350,174   $            532,285
Net realized gain (loss)                                                      (7,344)               196,096
Realized gain distributions                                                   95,956                210,213
Net change in unrealized appreciation (depreciation)                         863,407             (2,256,414)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,302,193             (1,317,820)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,333,661              4,493,843
Cost of units redeemed                                                   (12,401,458)           (11,404,864)
Account charges                                                             (206,072)              (288,393)
                                                                --------------------   --------------------
Increase (decrease)                                                      (10,273,869)            (7,199,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,971,676)            (8,517,234)
Net assets, beginning                                                     33,680,651             42,197,885
                                                                --------------------   --------------------
Net assets, ending                                              $         24,708,975   $         33,680,651
                                                                ====================   ====================

Units sold                                                                   323,865                643,249
Units redeemed                                                            (1,698,276)            (1,590,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,374,411)              (947,447)
Units outstanding, beginning                                               4,523,955              5,471,402
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,149,544              4,523,955
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        148,792,102
Cost of units redeemed                                                                         (137,185,459)
Account charges                                                                                  (4,149,740)
Net investment income (loss)                                                                     13,954,176
Net realized gain (loss)                                                                          1,047,894
Realized gain distributions                                                                       2,473,980
Net change in unrealized appreciation (depreciation)                                               (223,978)
                                                                                       --------------------
Net assets                                                                             $         24,708,975
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.06               334   $         3,693               N/A               5.5%
12/31/2013                       10.48               381             3,994               N/A              -2.2%
12/31/2012                       10.72               480             5,144               N/A               4.2%
12/31/2011                       10.29               547             5,623               N/A               7.4%
12/31/2010                        9.58               670             6,422               N/A               7.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.46             2,816   $        21,016              1.30%              4.2%
12/31/2013                        7.17             4,143            29,686              1.30%             -3.5%
12/31/2012                        7.42             4,991            37,053              1.30%              2.8%
12/31/2011                        7.22             5,388            38,898              1.30%              6.0%
12/31/2010                        6.81             5,739            39,095              1.30%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.3%
2013                               2.6%
2012                               2.9%
2011                               3.4%
2010                               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,194,023   $    31,194,023        31,177,069
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,954)
                                                       ---------------
Net assets                                             $    31,177,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     4,653,090         3,472,979   $          1.34
Band B                                                      26,523,979        26,528,887              1.00
                                                       ---------------   ---------------
Total                                                  $    31,177,069        30,001,866
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (293,930)
                                                                                           ---------------
Net investment income (loss)                                                                      (293,930)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (293,930)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (293,930)  $           (236,437)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (293,930)              (236,437)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  41,079,380             33,868,255
Cost of units redeemed                                                   (29,229,695)           (38,406,131)
Account charges                                                             (166,336)              (148,529)
                                                                --------------------   --------------------
Increase (decrease)                                                       11,683,349             (4,686,405)
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,389,419             (4,922,842)
Net assets, beginning                                                     19,787,650             24,710,492
                                                                --------------------   --------------------
Net assets, ending                                              $         31,177,069   $         19,787,650
                                                                ====================   ====================

Units sold                                                                40,915,669             33,337,994
Units redeemed                                                           (29,514,680)           (37,814,204)
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,400,989             (4,476,210)
Units outstanding, beginning                                              18,600,877             23,077,087
                                                                --------------------   --------------------
Units outstanding, ending                                                 30,001,866             18,600,877
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $      3,780,851,267
Cost of units redeemed                                                                       (3,748,378,843)
Account charges                                                                                  (3,728,156)
Net investment income (loss)                                                                      2,432,791
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $         31,177,069
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.34             3,473   $         4,653               N/A               0.0%
12/31/2013                        1.34             2,895             3,879               N/A               0.0%
12/31/2012                        1.34             3,285             4,401               N/A               0.0%
12/31/2011                        1.34             4,514             6,048               N/A               0.0%
12/31/2010                        1.34             5,208             6,977               N/A               0.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.00            26,529   $        26,524              1.30%             -1.3%
12/31/2013                        1.01            15,706            15,909              1.30%             -1.3%
12/31/2012                        1.03            19,793            20,310              1.30%             -1.3%
12/31/2011                        1.04            22,935            23,845              1.30%             -1.3%
12/31/2010                        1.05            19,860            20,915              1.30%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,794,215   $    26,062,047         1,114,528
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,565)
                                                       ---------------
Net assets                                             $    29,784,650
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     6,582,429           384,861   $         17.10
Band B                                                      23,202,221         1,761,087             13.17
                                                       ---------------   ---------------
Total                                                  $    29,784,650         2,145,948
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       477,383
Mortality & expense charges                                                                       (311,416)
                                                                                           ---------------
Net investment income (loss)                                                                       165,967
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,459,304
Realized gain distributions                                                                      4,030,547
Net change in unrealized appreciation (depreciation)                                            (2,740,107)
                                                                                           ---------------
Net gain (loss)                                                                                  2,749,744
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,915,711
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            165,967   $            148,464
Net realized gain (loss)                                                   1,459,304                815,309
Realized gain distributions                                                4,030,547                150,804
Net change in unrealized appreciation (depreciation)                      (2,740,107)             7,387,987
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,915,711              8,502,564
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,581,297              1,858,726
Cost of units redeemed                                                    (6,760,760)            (8,087,140)
Account charges                                                             (207,332)              (225,739)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,386,795)            (6,454,153)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,471,084)             2,048,411
Net assets, beginning                                                     32,255,734             30,207,323
                                                                --------------------   --------------------
Net assets, ending                                              $         29,784,650   $         32,255,734
                                                                ====================   ====================

Units sold                                                                   140,016                192,659
Units redeemed                                                              (557,819)              (773,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (417,803)              (581,134)
Units outstanding, beginning                                               2,563,751              3,144,885
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,145,948              2,563,751
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        120,862,257
Cost of units redeemed                                                                         (116,387,568)
Account charges                                                                                  (4,869,826)
Net investment income (loss)                                                                      3,424,570
Net realized gain (loss)                                                                          2,450,006
Realized gain distributions                                                                      20,573,043
Net change in unrealized appreciation (depreciation)                                              3,732,168
                                                                                       --------------------
Net assets                                                                             $         29,784,650
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         17.10               385   $         6,582               N/A              11.2%
12/31/2013                       15.39               436             6,711               N/A              32.3%
12/31/2012                       11.63               533             6,196               N/A              13.3%
12/31/2011                       10.26               689             7,068               N/A              -2.4%
12/31/2010                       10.51               860             9,035               N/A              13.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.17             1,761   $        23,202              1.30%              9.7%
12/31/2013                       12.01             2,128            25,545              1.30%             30.6%
12/31/2012                        9.19             2,612            24,011              1.30%             11.9%
12/31/2011                        8.22             3,126            25,686              1.30%             -3.6%
12/31/2010                        8.53             3,676            31,341              1.30%             12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.5%
2013                               1.5%
2012                               1.8%
2011                               1.4%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER EMERGING MARKETS VCT PORTFOLIO I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       484,219   $       565,591            22,323
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (13)
                                                       ---------------
Net assets                                             $       484,206
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        99,055            29,723   $          3.33
Band B                                                         385,151           126,049              3.06
                                                       ---------------   ---------------
Total                                                  $       484,206           155,772
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        57,236
Mortality & expense charges                                                                        (51,855)
                                                                                           ---------------
Net investment income (loss)                                                                         5,381
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           132,242
Realized gain distributions                                                                         45,684
Net change in unrealized appreciation (depreciation)                                               199,919
                                                                                           ---------------
Net gain (loss)                                                                                    377,845
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       383,226
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,381   $              1,592
Net realized gain (loss)                                                     132,242               (147,306)
Realized gain distributions                                                   45,684                     --
Net change in unrealized appreciation (depreciation)                         199,919                (30,847)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            383,226               (176,561)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     409,547              1,996,745
Cost of units redeemed                                                    (9,040,694)            (1,433,039)
Account charges                                                              (28,022)               (60,545)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,659,169)               503,161
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,275,943)               326,600
Net assets, beginning                                                      8,760,149              8,433,549
                                                                --------------------   --------------------
Net assets, ending                                              $            484,206   $          8,760,149
                                                                ====================   ====================

Units sold                                                                   124,091                620,299
Units redeemed                                                            (2,437,079)              (452,361)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,312,988)               167,938
Units outstanding, beginning                                               2,468,760              2,300,822
                                                                --------------------   --------------------
Units outstanding, ending                                                    155,772              2,468,760
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,306,501
Cost of units redeemed                                                                          (18,108,819)
Account charges                                                                                    (429,514)
Net investment income (loss)                                                                       (261,855)
Net realized gain (loss)                                                                         (1,254,515)
Realized gain distributions                                                                         313,780
Net change in unrealized appreciation (depreciation)                                                (81,372)
                                                                                       --------------------
Net assets                                                                             $            484,206
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.33                30   $            99               N/A             -12.6%
12/31/2013                        3.81                76               290               N/A              -2.0%
12/31/2012                        3.89                72               279               N/A              12.0%
12/31/2011                        3.47                73               252               N/A             -23.4%
12/31/2010                        4.53                88               397               N/A              15.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.06               126   $           385              1.30%            -13.7%
12/31/2013                        3.54             2,393             8,471              1.30%             -3.2%
12/31/2012                        3.66             2,229             8,155              1.30%             10.5%
12/31/2011                        3.31             2,109             6,981              1.30%            -24.4%
12/31/2010                        4.38             2,327            10,188              1.30%             14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.2%
2013                               1.2%
2012                               0.6%
2011                               0.3%
2010                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,733,910   $     1,634,389            64,600
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (43)
                                                       ---------------
Net assets                                             $     1,733,867
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       576,188            73,740   $          7.81
Band B                                                       1,157,679           103,911             11.14
                                                       ---------------   ---------------
Total                                                  $     1,733,867           177,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       174,157
Mortality & expense charges                                                                       (177,786)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,629)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         5,043,056
Realized gain distributions                                                                      2,039,659
Net change in unrealized appreciation (depreciation)                                            (5,253,434)
                                                                                           ---------------
Net gain (loss)                                                                                  1,829,281
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,825,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,629)  $            (21,863)
Net realized gain (loss)                                                   5,043,056              1,344,037
Realized gain distributions                                                2,039,659              1,234,960
Net change in unrealized appreciation (depreciation)                      (5,253,434)             6,325,918
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,825,652              8,883,052
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,337,127              3,038,217
Cost of units redeemed                                                   (31,222,379)           (15,847,619)
Account charges                                                             (105,318)              (244,365)
                                                                --------------------   --------------------
Increase (decrease)                                                      (29,990,570)           (13,053,767)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (28,164,918)            (4,170,715)
Net assets, beginning                                                     29,898,785             34,069,500
                                                                --------------------   --------------------
Net assets, ending                                              $          1,733,867   $         29,898,785
                                                                ====================   ====================

Units sold                                                                   152,088                375,483
Units redeemed                                                            (2,970,481)            (1,866,432)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,818,393)            (1,490,949)
Units outstanding, beginning                                               2,996,044              4,486,993
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,651              2,996,044
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        103,522,545
Cost of units redeemed                                                                         (108,464,053)
Account charges                                                                                  (2,759,669)
Net investment income (loss)                                                                        970,060
Net realized gain (loss)                                                                           (680,835)
Realized gain distributions                                                                       9,046,298
Net change in unrealized appreciation (depreciation)                                                 99,521
                                                                                       --------------------
Net assets                                                                             $          1,733,867
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.81                74   $           576               N/A              11.0%
12/31/2013                        7.04               178             1,253               N/A              33.3%
12/31/2012                        5.28               245             1,294               N/A              10.2%
12/31/2011                        4.79               297             1,425               N/A              -4.3%
12/31/2010                        5.00               323             1,614               N/A              16.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.14               104   $         1,158              1.30%              9.6%
12/31/2013                       10.17             2,818            28,646              1.30%             31.6%
12/31/2012                        7.73             4,242            32,776              1.30%              8.8%
12/31/2011                        7.10             6,532            46,383              1.30%             -5.5%
12/31/2010                        7.52             7,134            53,628              1.30%             14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.2%
2012                               1.5%
2011                               1.6%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,409,734   $     2,036,368            83,874
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (28)
                                                       ---------------
Net assets                                             $     2,409,706
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,114,632            79,870   $         13.96
Band B                                                       1,295,074            87,437             14.81
                                                       ---------------   ---------------
Total                                                  $     2,409,706           167,307
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (17,774)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,774)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           125,111
Realized gain distributions                                                                        505,868
Net change in unrealized appreciation (depreciation)                                              (413,141)
                                                                                           ---------------
Net gain (loss)                                                                                    217,838
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       200,064
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,774)  $            (19,202)
Net realized gain (loss)                                                     125,111                152,033
Realized gain distributions                                                  505,868                104,356
Net change in unrealized appreciation (depreciation)                        (413,141)               615,491
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            200,064                852,678
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      99,401                205,142
Cost of units redeemed                                                      (521,990)              (634,615)
Account charges                                                              (20,216)               (19,349)
                                                                --------------------   --------------------
Increase (decrease)                                                         (442,805)              (448,822)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (242,741)               403,856
Net assets, beginning                                                      2,652,447              2,248,591
                                                                --------------------   --------------------
Net assets, ending                                              $          2,409,706   $          2,652,447
                                                                ====================   ====================

Units sold                                                                     7,383                 16,793
Units redeemed                                                               (39,684)               (56,067)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,301)               (39,274)
Units outstanding, beginning                                                 199,608                238,882
                                                                --------------------   --------------------
Units outstanding, ending                                                    167,307                199,608
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         17,068,991
Cost of units redeemed                                                                          (17,870,056)
Account charges                                                                                    (711,776)
Net investment income (loss)                                                                       (242,200)
Net realized gain (loss)                                                                          1,600,109
Realized gain distributions                                                                       2,191,272
Net change in unrealized appreciation (depreciation)                                                373,366
                                                                                       --------------------
Net assets                                                                             $          2,409,706
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.96                80   $         1,115               N/A               9.4%
12/31/2013                       12.75                88             1,125               N/A              42.5%
12/31/2012                        8.95               101               905               N/A               7.0%
12/31/2011                        8.36               132             1,103               N/A              -2.3%
12/31/2010                        8.56               160             1,368               N/A              20.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         14.81                87   $         1,295              1.30%              8.0%
12/31/2013                       13.71               111             1,527              1.30%             40.6%
12/31/2012                        9.75               138             1,343              1.30%              5.6%
12/31/2011                        9.23               162             1,492              1.30%             -3.5%
12/31/2010                        9.57               198             1,899              1.30%             18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       164,353   $       129,746             5,502
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       164,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        10,307               831   $         12.40
Band B                                                         154,040            13,368             11.52
                                                       ---------------   ---------------
Total                                                  $       164,347            14,199
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         4,127
Mortality & expense charges                                                                         (1,892)
                                                                                           ---------------
Net investment income (loss)                                                                         2,235
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,880
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                11,563
                                                                                           ---------------
Net gain (loss)                                                                                     14,443
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,678
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,235   $              1,223
Net realized gain (loss)                                                       2,880                  9,526
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          11,563                 15,940
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,678                 26,689
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,929                 81,044
Cost of units redeemed                                                       (10,938)               (44,065)
Account charges                                                                 (547)                  (378)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,444                 36,601
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,122                 63,290
Net assets, beginning                                                        143,225                 79,935
                                                                --------------------   --------------------
Net assets, ending                                              $            164,347   $            143,225
                                                                ====================   ====================

Units sold                                                                     1,458                  8,907
Units redeemed                                                                (1,072)                (4,888)
                                                                --------------------   --------------------
Net increase (decrease)                                                          386                  4,019
Units outstanding, beginning                                                  13,813                  9,794
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,199                 13,813
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2014

Proceeds from units sold                                                               $            193,798
Cost of units redeemed                                                                              (81,296)
Account charges                                                                                      (1,548)
Net investment income (loss)                                                                          6,075
Net realized gain (loss)                                                                             12,711
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 34,607
                                                                                       --------------------
Net assets                                                                             $            164,347
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.40                 1   $            10               N/A              12.8%
12/31/2013                       11.00                 0                 4               N/A              28.8%
12/31/2012                        8.54                 1                 4               N/A              10.0%
12/31/2011                        7.76                 0                 2               N/A               5.8%
12/31/2010                        7.34                 0                 0               N/A              19.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.52                13   $           154              1.30%             11.3%
12/31/2013                       10.35                13               139              1.30%             27.2%
12/31/2012                        8.14                 9                76              1.30%              8.5%
12/31/2011                        7.50                 8                57              1.30%              4.4%
12/31/2010                        7.18                 2                15              1.30%             17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.7%
2013                               2.4%
2012                               4.1%
2011                               2.2%
2010                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       667,968   $       586,405            52,801
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $       667,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        20,189             2,309   $          8.74
Band B                                                         647,752            80,794              8.02
                                                       ---------------   ---------------
Total                                                  $       667,941            83,103
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           855
Mortality & expense charges                                                                         (8,473)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,618)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,430
Realized gain distributions                                                                         78,891
Net change in unrealized appreciation (depreciation)                                               (91,031)
                                                                                           ---------------
Net gain (loss)                                                                                     20,290
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,672
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,618)  $             (1,975)
Net realized gain (loss)                                                      32,430                 54,160
Realized gain distributions                                                   78,891                 34,883
Net change in unrealized appreciation (depreciation)                         (91,031)               107,820
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,672                194,888
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      70,285                 93,015
Cost of units redeemed                                                      (119,560)              (229,305)
Account charges                                                               (2,237)                (2,560)
                                                                --------------------   --------------------
Increase (decrease)                                                          (51,512)              (138,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,840)                56,038
Net assets, beginning                                                        706,781                650,743
                                                                --------------------   --------------------
Net assets, ending                                              $            667,941   $            706,781
                                                                ====================   ====================

Units sold                                                                     9,194                 15,318
Units redeemed                                                               (15,757)               (35,409)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,563)               (20,091)
Units outstanding, beginning                                                  89,666                109,757
                                                                --------------------   --------------------
Units outstanding, ending                                                     83,103                 89,666
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,205,360
Cost of units redeemed                                                                             (840,624)
Account charges                                                                                     (12,366)
Net investment income (loss)                                                                        (24,282)
Net realized gain (loss)                                                                            117,690
Realized gain distributions                                                                         140,600
Net change in unrealized appreciation (depreciation)                                                 81,563
                                                                                       --------------------
Net assets                                                                             $            667,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.74                 2   $            20               N/A               3.2%
12/31/2013                        8.47                 2                19               N/A              34.8%
12/31/2012                        6.29                 4                26               N/A              12.5%
12/31/2011                        5.59                 1                 7               N/A              -3.3%
12/31/2010                        5.78                 3                17               N/A              20.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.02                81   $           648              1.30%              1.9%
12/31/2013                        7.87                87               688              1.30%             33.0%
12/31/2012                        5.91               106               624              1.30%             11.0%
12/31/2011                        5.33               105               558              1.30%             -4.5%
12/31/2010                        5.58                77               428              1.30%             19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               1.0%
2012                               0.1%
2011                               0.4%
2010                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    57,989,289   $    42,662,376         2,796,978
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (35,901)
                                                       ---------------
Net assets                                             $    57,953,388
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,993,534           161,146   $         12.37
Band B                                                      55,959,854         5,129,657             10.91
                                                       ---------------   ---------------
Total                                                  $    57,953,388         5,290,803
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (551,388)
                                                                                           ---------------
Net investment income (loss)                                                                      (551,388)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,661,708
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               621,498
                                                                                           ---------------
Net gain (loss)                                                                                  4,283,206
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,731,818
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (551,388)  $           (312,640)
Net realized gain (loss)                                                   3,661,708              1,917,331
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         621,498              6,982,583
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,731,818              8,587,274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  34,128,998              3,304,684
Cost of units redeemed                                                    (8,940,274)            (5,694,655)
Account charges                                                             (301,942)              (192,425)
                                                                --------------------   --------------------
Increase (decrease)                                                       24,886,782             (2,582,396)
                                                                --------------------   --------------------
Net increase (decrease)                                                   28,618,600              6,004,878
Net assets, beginning                                                     29,334,788             23,329,910
                                                                --------------------   --------------------
Net assets, ending                                              $         57,953,388   $         29,334,788
                                                                ====================   ====================

Units sold                                                                 3,325,110                410,683
Units redeemed                                                              (921,426)              (721,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,403,684               (311,255)
Units outstanding, beginning                                               2,887,119              3,198,374
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,290,803              2,887,119
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         67,094,091
Cost of units redeemed                                                                          (29,792,850)
Account charges                                                                                  (1,149,371)
Net investment income (loss)                                                                     (1,746,261)
Net realized gain (loss)                                                                          8,220,866
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             15,326,913
                                                                                       --------------------
Net assets                                                                             $         57,953,388
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.37               161   $         1,994               N/A               9.2%
12/31/2013                       11.33                88               998               N/A              41.2%
12/31/2012                        8.03               119               956               N/A              18.3%
12/31/2011                        6.79               109               737               N/A               1.5%
12/31/2010                        6.69               112               747               N/A              16.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.91             5,130   $        55,960              1.30%              7.8%
12/31/2013                       10.12             2,799            28,337              1.30%             39.3%
12/31/2012                        7.27             3,079            22,374              1.30%             16.7%
12/31/2011                        6.22             3,049            18,979              1.30%              0.2%
12/31/2010                        6.21             3,237            20,107              1.30%             14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.2%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               T. ROWE PRICE MID CAP GROWTH PORTFOLIO - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,816,932   $     4,713,972           208,659
                                                                         ===============   ===============
Receivables: investments sold                                      502
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,817,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     2,176,670           120,103   $         18.12
Band B                                                       3,640,764           184,923             19.69
                                                       ---------------   ---------------
Total                                                  $     5,817,434           305,026
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (51,010)
                                                                                           ---------------
Net investment income (loss)                                                                       (51,010)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           494,378
Realized gain distributions                                                                        628,230
Net change in unrealized appreciation (depreciation)                                              (400,657)
                                                                                           ---------------
Net gain (loss)                                                                                    721,951
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       670,941
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (51,010)  $            (66,543)
Net realized gain (loss)                                                     494,378                754,221
Realized gain distributions                                                  628,230                520,671
Net change in unrealized appreciation (depreciation)                        (400,657)             1,003,425
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            670,941              2,211,774
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     242,500                335,911
Cost of units redeemed                                                    (1,786,133)            (3,176,291)
Account charges                                                              (47,665)               (53,353)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,591,298)            (2,893,733)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (920,357)              (681,959)
Net assets, beginning                                                      6,737,791              7,419,750
                                                                --------------------   --------------------
Net assets, ending                                              $          5,817,434   $          6,737,791
                                                                ====================   ====================

Units sold                                                                    13,412                 23,258
Units redeemed                                                              (103,287)              (214,886)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (89,875)              (191,628)
Units outstanding, beginning                                                 394,901                586,529
                                                                --------------------   --------------------
Units outstanding, ending                                                    305,026                394,901
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         59,370,516
Cost of units redeemed                                                                          (66,634,979)
Account charges                                                                                  (1,427,457)
Net investment income (loss)                                                                     (1,175,078)
Net realized gain (loss)                                                                          5,183,295
Realized gain distributions                                                                       9,398,177
Net change in unrealized appreciation (depreciation)                                              1,102,960
                                                                                       --------------------
Net assets                                                                             $          5,817,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         18.12               120   $         2,177               N/A              13.1%
12/31/2013                       16.02               140             2,243               N/A              36.7%
12/31/2012                       11.72               182             2,134               N/A              13.9%
12/31/2011                       10.29               230             2,368               N/A              -1.3%
12/31/2010                       10.42               295             3,075               N/A              28.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         19.69               185   $         3,641              1.30%             11.7%
12/31/2013                       17.63               255             4,495              1.30%             34.9%
12/31/2012                       13.07               404             5,286              1.30%             12.4%
12/31/2011                       11.62               492             5,715              1.30%             -2.5%
12/31/2010                       11.93               595             7,103              1.30%             26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE LIMITED TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,701,448   $     3,752,150           758,418
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (364)
                                                       ---------------
Net assets                                             $     3,701,084
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,102,571           127,396   $          8.65
Band B                                                       2,598,513           433,565              5.99
                                                       ---------------   ---------------
Total                                                  $     3,701,084           560,961
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       383,381
Mortality & expense charges                                                                       (347,279)
                                                                                           ---------------
Net investment income (loss)                                                                        36,102
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (479,595)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               567,533
                                                                                           ---------------
Net gain (loss)                                                                                     87,938
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       124,040
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,102   $            178,445
Net realized gain (loss)                                                    (479,595)               (43,802)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         567,533               (775,031)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            124,040               (640,388)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,672,983             15,411,831
Cost of units redeemed                                                   (57,237,653)           (12,592,369)
Account charges                                                             (210,331)              (454,865)
                                                                --------------------   --------------------
Increase (decrease)                                                      (54,775,001)             2,364,597
                                                                --------------------   --------------------
Net increase (decrease)                                                  (54,650,961)             1,724,209
Net assets, beginning                                                     58,352,045             56,627,836
                                                                --------------------   --------------------
Net assets, ending                                              $          3,701,084   $         58,352,045
                                                                ====================   ====================

Units sold                                                                   477,455              2,574,998
Units redeemed                                                            (9,453,196)            (2,168,620)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,975,741)               406,378
Units outstanding, beginning                                               9,536,702              9,130,324
                                                                --------------------   --------------------
Units outstanding, ending                                                    560,961              9,536,702
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        153,864,714
Cost of units redeemed                                                                         (152,535,867)
Account charges                                                                                  (3,571,243)
Net investment income (loss)                                                                      5,905,730
Net realized gain (loss)                                                                           (571,021)
Realized gain distributions                                                                         659,473
Net change in unrealized appreciation (depreciation)                                                (50,702)
                                                                                       --------------------
Net assets                                                                             $          3,701,084
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.65               127   $         1,103               N/A               0.6%
12/31/2013                        8.60               318             2,733               N/A               0.1%
12/31/2012                        8.59               360             3,092               N/A               2.5%
12/31/2011                        8.38               332             2,785               N/A               1.6%
12/31/2010                        8.25               372             3,066               N/A               3.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.99               434   $         2,599              1.30%             -0.7%
12/31/2013                        6.03             9,219            55,619              1.30%             -1.2%
12/31/2012                        6.10             8,770            53,536              1.30%              1.1%
12/31/2011                        6.04             8,239            49,724              1.30%              0.3%
12/31/2010                        6.02             8,471            50,978              1.30%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.2%
2013                               1.6%
2012                               2.1%
2011                               2.4%
2010                               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,729,831   $     9,003,436           390,716
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (527)
                                                       ---------------
Net assets                                             $    11,729,304
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     5,105,895           395,441   $         12.91
Band B                                                       6,623,409           562,332             11.78
                                                       ---------------   ---------------
Total                                                  $    11,729,304           957,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       212,683
Mortality & expense charges                                                                        (90,797)
                                                                                           ---------------
Net investment income (loss)                                                                       121,886
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           675,839
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,843
                                                                                           ---------------
Net gain (loss)                                                                                    678,682
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       800,568
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            121,886   $             98,434
Net realized gain (loss)                                                     675,839                534,566
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,843              2,711,166
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            800,568              3,344,166
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     985,577                866,833
Cost of units redeemed                                                    (2,860,126)            (4,019,625)
Account charges                                                              (98,967)              (105,894)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,973,516)            (3,258,686)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,172,948)                85,480
Net assets, beginning                                                     12,902,252             12,816,772
                                                                --------------------   --------------------
Net assets, ending                                              $         11,729,304   $         12,902,252
                                                                ====================   ====================

Units sold                                                                    91,840                 95,991
Units redeemed                                                              (258,037)              (409,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (166,197)              (313,847)
Units outstanding, beginning                                               1,123,970              1,437,817
                                                                --------------------   --------------------
Units outstanding, ending                                                    957,773              1,123,970
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         76,786,703
Cost of units redeemed                                                                          (80,941,463)
Account charges                                                                                  (3,063,276)
Net investment income (loss)                                                                      3,648,305
Net realized gain (loss)                                                                          5,916,209
Realized gain distributions                                                                       6,656,431
Net change in unrealized appreciation (depreciation)                                              2,726,395
                                                                                       --------------------
Net assets                                                                             $         11,729,304
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.91               395   $         5,106               N/A               7.4%
12/31/2013                       12.03               451             5,427               N/A              29.7%
12/31/2012                        9.27               572             5,306               N/A              17.1%
12/31/2011                        7.91               713             5,639               N/A              -0.7%
12/31/2010                        7.97               868             6,917               N/A              15.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.78               562   $         6,623              1.30%              6.0%
12/31/2013                       11.11               673             7,475              1.30%             28.0%
12/31/2012                        8.68               865             7,511              1.30%             15.6%
12/31/2011                        7.51             1,075             8,071              1.30%             -2.0%
12/31/2010                        7.66             1,207             9,246              1.30%             13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.6%
2012                               2.1%
2011                               1.7%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    25,857,792   $    23,596,452         2,149,493
                                                                         ===============   ===============
Receivables: investments sold                                      619
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    25,858,411
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,336,190           168,302   $          7.94
Band B                                                      24,522,221         3,502,671              7.00
                                                       ---------------   ---------------
Total                                                  $    25,858,411         3,670,973
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       573,868
Mortality & expense charges                                                                       (342,890)
                                                                                           ---------------
Net investment income (loss)                                                                       230,978
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,008,697
Realized gain distributions                                                                      1,344,350
Net change in unrealized appreciation (depreciation)                                            (2,156,631)
                                                                                           ---------------
Net gain (loss)                                                                                    196,416
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       427,394
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            230,978   $           (107,738)
Net realized gain (loss)                                                   1,008,697              1,197,363
Realized gain distributions                                                1,344,350                     --
Net change in unrealized appreciation (depreciation)                      (2,156,631)             1,627,957
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            427,394              2,717,582
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,159,706              1,646,486
Cost of units redeemed                                                    (5,464,890)            (9,050,070)
Account charges                                                             (235,738)              (288,091)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,540,922)            (7,691,675)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,113,528)            (4,974,093)
Net assets, beginning                                                     29,971,939             34,946,032
                                                                --------------------   --------------------
Net assets, ending                                              $         25,858,411   $         29,971,939
                                                                ====================   ====================

Units sold                                                                   217,856                300,374
Units redeemed                                                              (863,035)            (1,461,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (645,179)            (1,160,905)
Units outstanding, beginning                                               4,316,152              5,477,057
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,670,973              4,316,152
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         68,775,912
Cost of units redeemed                                                                          (48,526,054)
Account charges                                                                                  (2,526,397)
Net investment income (loss)                                                                      1,048,363
Net realized gain (loss)                                                                            (81,900)
Realized gain distributions                                                                       4,907,147
Net change in unrealized appreciation (depreciation)                                              2,261,340
                                                                                       --------------------
Net assets                                                                             $         25,858,411
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.94               168   $         1,336               N/A               2.6%
12/31/2013                        7.74               162             1,252               N/A              10.1%
12/31/2012                        7.03               160             1,123               N/A               7.8%
12/31/2011                        6.52               142               923               N/A               1.9%
12/31/2010                        6.40               144               923               N/A              12.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.00             3,503   $        24,522              1.30%              1.3%
12/31/2013                        6.91             4,154            28,720              1.30%              8.7%
12/31/2012                        6.36             5,317            33,823              1.30%              6.4%
12/31/2011                        5.98             5,499            32,876              1.30%              0.6%
12/31/2010                        5.94             6,513            38,709              1.30%             11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.1%
2013                               0.9%
2012                               1.8%
2011                               1.5%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,417,735   $    18,858,161         1,924,833
                                                                         ===============   ===============
Receivables: investments sold                                    6,579
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    22,424,314
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       575,967            72,221   $          7.98
Band B                                                      21,848,347         3,106,799              7.03
                                                       ---------------   ---------------
Total                                                  $    22,424,314         3,179,020
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       392,347
Mortality & expense charges                                                                       (284,706)
                                                                                           ---------------
Net investment income (loss)                                                                       107,641
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           966,535
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,024,487)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,952)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        49,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            107,641   $           (108,496)
Net realized gain (loss)                                                     966,535                372,404
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,024,487)             2,602,219
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             49,689              2,866,127
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,782,415              6,377,818
Cost of units redeemed                                                    (4,199,522)            (2,089,471)
Account charges                                                             (189,112)              (164,763)
                                                                --------------------   --------------------
Increase (decrease)                                                          393,781              4,123,584
                                                                --------------------   --------------------
Net increase (decrease)                                                      443,470              6,989,711
Net assets, beginning                                                     21,980,844             14,991,133
                                                                --------------------   --------------------
Net assets, ending                                              $         22,424,314   $         21,980,844
                                                                ====================   ====================

Units sold                                                                   742,084              1,029,870
Units redeemed                                                              (681,640)              (397,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                       60,444                632,343
Units outstanding, beginning                                               3,118,576              2,486,233
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,179,020              3,118,576
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         44,418,715
Cost of units redeemed                                                                          (24,044,698)
Account charges                                                                                  (1,129,734)
Net investment income (loss)                                                                       (221,284)
Net realized gain (loss)                                                                         (2,482,620)
Realized gain distributions                                                                       2,324,361
Net change in unrealized appreciation (depreciation)                                              3,559,574
                                                                                       --------------------
Net assets                                                                             $         22,424,314
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.98                72   $           576               N/A               1.6%
12/31/2013                        7.85               132             1,033               N/A              18.1%
12/31/2012                        6.64                64               427               N/A              11.4%
12/31/2011                        5.96                60               360               N/A              -3.7%
12/31/2010                        6.19                74               461               N/A              15.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.03             3,107   $        21,848              1.30%              0.3%
12/31/2013                        7.01             2,987            20,947              1.30%             16.6%
12/31/2012                        6.01             2,422            14,564              1.30%             10.0%
12/31/2011                        5.47             3,012            16,467              1.30%             -4.9%
12/31/2010                        5.75             2,601            14,960              1.30%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.8%
2013                               0.7%
2012                               1.4%
2011                               0.6%
2010                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK BALANCED ETF PORTFOLIO 2 CLASS - 66537U734

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       168,549   $       167,594            14,504
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $       168,548
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       117,962            23,411   $          5.04
Band B                                                          50,586            10,074              5.02
                                                       ---------------   ---------------
Total                                                  $       168,548            33,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (101)
                                                                                           ---------------
Net investment income (loss)                                                                          (101)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   955
                                                                                           ---------------
Net gain (loss)                                                                                        955
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           854
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (101)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             955                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                854                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,813                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                 (119)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          167,694                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,548                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            168,548   $                 --
                                                                ====================   ====================

Units sold                                                                    33,509                     --
Units redeemed                                                                   (24)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,485                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,485                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            167,813
Cost of units redeemed                                                                                   --
Account charges                                                                                        (119)
Net investment income (loss)                                                                           (101)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    955
                                                                                       --------------------
Net assets                                                                             $            168,548
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.04                23   $           118               N/A               0.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.02                10   $            51              1.30%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST TOPS MANAGED RISK GROWTH ETF PORTFOLIO 2 CLASS - 66537U684

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        83,853   $        83,733             7,130
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $        83,850
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING      UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $            --                --   $          5.01
Band B                                                          83,850            16,780              5.00
                                                       ---------------   ---------------
Total                                                  $        83,850            16,780
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (80)
                                                                                           ---------------
Net investment income (loss)                                                                           (80)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   120
                                                                                           ---------------
Net gain (loss)                                                                                        120
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            40
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (80)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             120                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 40                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      83,810                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           83,810                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       83,850                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             83,850   $                 --
                                                                ====================   ====================

Units sold                                                                    16,780                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,780                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,780                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             83,810
Cost of units redeemed                                                                                   --
Account charges                                                                                          --
Net investment income (loss)                                                                            (80)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    120
                                                                                       --------------------
Net assets                                                                             $             83,850
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.01                 0   $             0               N/A               0.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.00                17   $            84              1.30%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO 2 CLASS - 66537U718

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       219,391   $       219,254            18,327
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       219,385
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        37,005             7,338   $          5.04
Band B                                                         182,380            36,290              5.03
                                                       ---------------   ---------------
Total                                                  $       219,385            43,628
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (45)
                                                                                           ---------------
Net investment income (loss)                                                                           (45)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   137
                                                                                           ---------------
Net gain (loss)                                                                                        137
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            92
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (45)  $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             137                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 92                     --
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     219,359                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                  (66)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          219,293                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      219,385                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            219,385   $                 --
                                                                ====================   ====================

Units sold                                                                    43,641                     --
Units redeemed                                                                   (13)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,628                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     43,628                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            219,359
Cost of units redeemed                                                                                   --
Account charges                                                                                         (66)
Net investment income (loss)                                                                            (45)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    137
                                                                                       --------------------
Net assets                                                                             $            219,385
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.04                 7   $            37               N/A               0.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.03                36   $           182              1.30%              0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,018,129   $       959,930            54,591
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,018,138
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       128,319            15,601   $          8.23
Band B                                                         889,819           117,984              7.54
                                                       ---------------   ---------------
Total                                                  $     1,018,138           133,585
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       705,406
Mortality & expense charges                                                                       (190,707)
                                                                                           ---------------
Net investment income (loss)                                                                       514,699
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        10,505,223
Realized gain distributions                                                                      1,240,836
Net change in unrealized appreciation (depreciation)                                            (9,767,032)
                                                                                           ---------------
Net gain (loss)                                                                                  1,979,027
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,493,726
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            514,699   $            246,337
Net realized gain (loss)                                                  10,505,223              2,381,585
Realized gain distributions                                                1,240,836                     --
Net change in unrealized appreciation (depreciation)                      (9,767,032)             4,384,718
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,493,726              7,012,640
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,590,183              5,128,577
Cost of units redeemed                                                   (34,801,686)            (5,686,763)
Account charges                                                             (108,415)              (221,199)
                                                                --------------------   --------------------
Increase (decrease)                                                      (33,319,918)              (779,385)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (30,826,192)             6,233,255
Net assets, beginning                                                     31,844,330             25,611,075
                                                                --------------------   --------------------
Net assets, ending                                              $          1,018,138   $         31,844,330
                                                                ====================   ====================

Units sold                                                                   244,269                852,095
Units redeemed                                                            (4,678,348)              (978,561)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,434,079)              (126,466)
Units outstanding, beginning                                               4,567,664              4,694,130
                                                                --------------------   --------------------
Units outstanding, ending                                                    133,585              4,567,664
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         37,119,084
Cost of units redeemed                                                                          (52,542,977)
Account charges                                                                                    (873,377)
Net investment income (loss)                                                                      1,090,805
Net realized gain (loss)                                                                         14,925,568
Realized gain distributions                                                                       1,240,836
Net change in unrealized appreciation (depreciation)                                                 58,199
                                                                                       --------------------
Net assets                                                                             $          1,018,138
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.23                16   $           128               N/A               9.8%
12/31/2013                        7.49               129               966               N/A              29.4%
12/31/2012                        5.79               129               749               N/A              16.5%
12/31/2011                        4.97                78               387               N/A               3.9%
12/31/2010                        4.78                84               403               N/A               9.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.54               118   $           890              1.30%              8.4%
12/31/2013                        6.96             4,439            30,879              1.30%             27.7%
12/31/2012                        5.45             4,565            24,862              1.30%             15.0%
12/31/2011                        4.74             3,052            14,454              1.30%              2.6%
12/31/2010                        4.62             3,494            16,135              1.30%              7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               4.3%
2013                               2.1%
2012                               1.8%
2011                               2.1%
2010                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,352,539   $    16,874,983         1,037,783
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,791)
                                                       ---------------
Net assets                                             $    23,339,748
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,285,725           100,837   $         12.75
Band B                                                      22,054,023         1,961,463             11.24
                                                       ---------------   ---------------
Total                                                  $    23,339,748         2,062,300
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       167,364
Mortality & expense charges                                                                       (251,885)
                                                                                           ---------------
Net investment income (loss)                                                                       (84,521)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,057,955
Realized gain distributions                                                                        662,761
Net change in unrealized appreciation (depreciation)                                               658,130
                                                                                           ---------------
Net gain (loss)                                                                                  2,378,846
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,294,325
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (84,521)  $            (18,369)
Net realized gain (loss)                                                   1,057,955              1,442,094
Realized gain distributions                                                  662,761                600,002
Net change in unrealized appreciation (depreciation)                         658,130              2,858,790
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,294,325              4,882,517
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,504,082              1,586,944
Cost of units redeemed                                                    (4,058,545)            (4,667,942)
Account charges                                                             (140,552)              (126,865)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,304,985             (3,207,863)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,599,310              1,674,654
Net assets, beginning                                                     17,740,438             16,065,784
                                                                --------------------   --------------------
Net assets, ending                                              $         23,339,748   $         17,740,438
                                                                ====================   ====================

Units sold                                                                   716,297                194,689
Units redeemed                                                              (413,671)              (559,773)
                                                                --------------------   --------------------
Net increase (decrease)                                                      302,626               (365,084)
Units outstanding, beginning                                               1,759,674              2,124,758
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,062,300              1,759,674
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         55,783,506
Cost of units redeemed                                                                          (39,260,253)
Account charges                                                                                  (1,241,597)
Net investment income (loss)                                                                       (137,278)
Net realized gain (loss)                                                                         (4,613,598)
Realized gain distributions                                                                       6,331,412
Net change in unrealized appreciation (depreciation)                                              6,477,556
                                                                                       --------------------
Net assets                                                                             $         23,339,748
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.75               101   $         1,286               N/A              13.6%
12/31/2013                       11.22                79               891               N/A              34.9%
12/31/2012                        8.32                87               721               N/A              15.8%
12/31/2011                        7.18               101               723               N/A              -2.0%
12/31/2010                        7.33               105               767               N/A              25.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.24             1,961   $        22,054              1.30%             12.1%
12/31/2013                       10.03             1,680            16,849              1.30%             33.2%
12/31/2012                        7.53             2,038            15,345              1.30%             14.3%
12/31/2011                        6.59             2,645            17,419              1.30%             -3.3%
12/31/2010                        6.81             2,712            18,472              1.30%             23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               1.1%
2012                               1.3%
2011                               1.0%
2010                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,236,541   $    13,550,778           589,336
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,958)
                                                       ---------------
Net assets                                             $    14,226,583
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       792,964            59,538   $         13.32
Band B                                                      13,433,619         1,143,827             11.74
                                                       ---------------   ---------------
Total                                                  $    14,226,583         1,203,365
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,076
Mortality & expense charges                                                                        (98,854)
                                                                                           ---------------
Net investment income (loss)                                                                       (93,778)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           204,605
Realized gain distributions                                                                        228,791
Net change in unrealized appreciation (depreciation)                                               203,278
                                                                                           ---------------
Net gain (loss)                                                                                    636,674
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       542,896
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (93,778)  $             (4,373)
Net realized gain (loss)                                                     204,605                 98,258
Realized gain distributions                                                  228,791                 78,162
Net change in unrealized appreciation (depreciation)                         203,278                256,693
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            542,896                428,740
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,822,112                603,025
Cost of units redeemed                                                    (1,798,956)              (268,216)
Account charges                                                              (56,036)                (7,170)
                                                                --------------------   --------------------
Increase (decrease)                                                       11,967,120                327,639
                                                                --------------------   --------------------
Net increase (decrease)                                                   12,510,016                756,379
Net assets, beginning                                                      1,716,567                960,188
                                                                --------------------   --------------------
Net assets, ending                                              $         14,226,583   $          1,716,567
                                                                ====================   ====================

Units sold                                                                 1,228,956                 60,696
Units redeemed                                                              (171,562)               (32,553)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,057,394                 28,143
Units outstanding, beginning                                                 145,971                117,828
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,203,365                145,971
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         33,314,468
Cost of units redeemed                                                                          (18,139,480)
Account charges                                                                                    (209,833)
Net investment income (loss)                                                                       (203,204)
Net realized gain (loss)                                                                         (2,831,533)
Realized gain distributions                                                                       1,610,402
Net change in unrealized appreciation (depreciation)                                                685,763
                                                                                       --------------------
Net assets                                                                             $         14,226,583
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.32                60   $           793               N/A               3.4%
12/31/2013                       12.88                27               343               N/A              46.5%
12/31/2012                        8.79                27               239               N/A              14.7%
12/31/2011                        7.67                42               322               N/A               1.4%
12/31/2010                        7.56                42               317               N/A              31.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.74             1,144   $        13,434              1.30%              2.0%
12/31/2013                       11.51               119             1,374              1.30%             44.7%
12/31/2012                        7.96                91               721              1.30%             13.2%
12/31/2011                        7.03               112               787              1.30%              0.1%
12/31/2010                        7.03               104               732              1.30%             30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               0.5%
2012                               0.2%
2011                               0.2%
2010                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    90,479,866   $    88,364,732         7,492,594
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (44,255)
                                                       ---------------
Net assets                                             $    90,435,611
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,570,769           458,159   $          7.79
Band B                                                      86,864,842        12,638,853              6.87
                                                       ---------------   ---------------
Total                                                  $    90,435,611        13,097,012
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       396,814
Mortality & expense charges                                                                       (704,770)
                                                                                           ---------------
Net investment income (loss)                                                                      (307,956)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           113,784
Realized gain distributions                                                                         57,840
Net change in unrealized appreciation (depreciation)                                             2,155,506
                                                                                           ---------------
Net gain (loss)                                                                                  2,327,130
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,019,174
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (307,956)  $            314,090
Net realized gain (loss)                                                     113,784                262,289
Realized gain distributions                                                   57,840                241,063
Net change in unrealized appreciation (depreciation)                       2,155,506             (1,490,672)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,019,174               (673,230)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  83,682,265              1,979,577
Cost of units redeemed                                                   (11,126,346)            (7,043,371)
Account charges                                                             (404,942)              (148,586)
                                                                --------------------   --------------------
Increase (decrease)                                                       72,150,977             (5,212,380)
                                                                --------------------   --------------------
Net increase (decrease)                                                   74,170,151             (5,885,610)
Net assets, beginning                                                     16,265,460             22,151,070
                                                                --------------------   --------------------
Net assets, ending                                              $         90,435,611   $         16,265,460
                                                                ====================   ====================

Units sold                                                                12,397,675                311,776
Units redeemed                                                            (1,755,240)            (1,085,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,642,435               (773,987)
Units outstanding, beginning                                               2,454,577              3,228,564
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,097,012              2,454,577
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        127,062,981
Cost of units redeemed                                                                          (40,920,911)
Account charges                                                                                  (1,317,317)
Net investment income (loss)                                                                      1,458,008
Net realized gain (loss)                                                                          1,277,047
Realized gain distributions                                                                         760,669
Net change in unrealized appreciation (depreciation)                                              2,115,134
                                                                                       --------------------
Net assets                                                                             $         90,435,611
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.79               458   $         3,571               N/A               5.9%
12/31/2013                        7.36               160             1,179               N/A              -2.3%
12/31/2012                        7.53               196             1,479               N/A               4.0%
12/31/2011                        7.24               197             1,427               N/A               7.7%
12/31/2010                        6.73               198             1,331               N/A               6.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.87            12,639   $        86,865              1.30%              4.5%
12/31/2013                        6.58             2,294            15,086              1.30%             -3.6%
12/31/2012                        6.82             3,032            20,672              1.30%              2.7%
12/31/2011                        6.64             3,551            23,577              1.30%              6.3%
12/31/2010                        6.25             3,461            21,624              1.30%              5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.7%
2013                               2.8%
2012                               2.9%
2011                               3.1%
2010                               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

FUND FAMILY
Alger
AllianceBernstein
American Century
Calvert
Columbia
Dreyfus
Fidelity
Franklin Templeton
Invesco
Janus
Neuberger Berman
OneAmerica
Pioneer
Royce Capital
T. Rowe Price
Timothy Plan
TOPS
Vanguard

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2014. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2014.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract:

                BAND A(1)                               BAND B(1)
      -----------------------------         ---------------------------------
      Select Point Variable Annuity            Star Point Variable Annuity
      Direct Point Variable Annuity         Voyage Protector Variable Annuity

----------
      (1)Refer to Footnote 2 for further information

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2014, in valuing the Variable Account's subaccount investments carried at fair value:

          VALUATION INPUTS                                       INVESTMENTS
          -------------------------------------------------------------------
          Level 1 - Quoted Prices                              $  681,645,453
          Level 2 - Other Significant Observable Inputs        $            0
          Level 3 - Significant Unobservable Inputs            $            0
                                                               --------------
          TOTAL                                                $  681,645,453
                                                               --------------

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2014, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

          Value                                 0.50%
          Money Market                          0.40%
          Investment Grade Bond                 0.50%
          Asset Director                        0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual fund.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management of the Variable Account has reviewed all open tax years (2011-2014) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.  ACCOUNT CHARGES

                                     BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  ACCOUNT CHARGES (CONTINUED)

policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2014 and 2013 were $1,226,591 and $1,229,406, respectively.

                                     BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2014 and 2013 were $8,054,213 and $8,396,480, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2014 and 2013 were $3,809,930 and $4,332,202, respectively.

3.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014, by each subaccount, are shown below:

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                               I-2               $       345,346   $     1,467,291
Alger Small Cap Growth Portfolio                               I-2                       709,045        15,036,538
AllianceBernstein VPS International Growth Portfolio           A                           3,804            60,853
AllianceBernstein VPS Small/Mid Cap Value Portfolio            A                         746,613        16,380,420

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio            A                 $         6,933   $        65,351
American Century VP Capital Appreciation Fund                  I                         756,089           100,400
American Century VP Income & Growth Fund                       I                      55,065,917         6,651,852
American Century VP International Fund                         I                      27,443,544         4,281,159
American Century VP Ultra Fund                                 I                          40,155            66,201
American Century VP Mid Cap Value Fund                         II                        163,249            42,667
Calvert VP SRI Mid Cap Growth Portfolio                                                   30,110           159,617
Columbia Variable Portfolio Small Cap Value Fund               1                         118,829           287,574
Columbia Variable Portfolio-US Government Mortgage Fund        1                          30,541            25,738
Dreyfus IP, Technology Growth Portfolio                        Service                    22,718            55,560
Dreyfus IP, Small Cap Stock Index Portfolio                    Service                    29,121           249,133
Dreyfus VIF, Appreciation Portfolio                            Service                    39,610            28,448
Fidelity VIP Asset Manager Portfolio                           Initial                   115,790           772,480
Fidelity VIP Contrafund Portfolio                              Initial                   561,945         3,903,786
Fidelity VIP Equity-Income Portfolio                           Initial                   336,781           953,034
Fidelity VIP Freedom 2005 Portfolio                            Initial                        --               852
Fidelity VIP Freedom 2010 Portfolio                            Initial                       597           129,497
Fidelity VIP Freedom 2015 Portfolio                            Initial                    23,132            32,474
Fidelity VIP Freedom 2020 Portfolio                            Initial                   125,033           140,504
Fidelity VIP Freedom 2025 Portfolio                            Initial                    42,476            93,734
Fidelity VIP Freedom 2030 Portfolio                            Initial                   210,522           173,794
Fidelity VIP Freedom Income Portfolio                          Initial                     4,571            30,646
Fidelity VIP Growth Portfolio                                  Initial                   421,420           777,472
Fidelity VIP High Income Portfolio                             Initial                   411,830         1,002,060
Fidelity VIP Index 500 Portfolio                               Initial                 2,452,011        36,608,855
Fidelity VIP Overseas Portfolio                                Initial                   190,720           541,368
Fidelity VIP Mid Cap Portfolio                                 Service 2                 549,262        11,850,101
Templeton Global Bond VIP Fund                                 1                         356,527           641,643
Franklin Founding Funds Allocation VIP Fund                    1                         123,167            81,825
Templeton Foreign VIP Fund                                     2                       4,955,693         9,182,066
Franklin Small Cap Value VIP Fund                              1                       1,983,935         4,120,231
Invesco V.I. Mid Cap Growth Fund                               Series I                   19,750            39,573
Invesco V.I. Core Equity Fund                                  Series II                  48,977             1,004
Invesco V.I. International Growth Fund                         Series II               1,666,687        38,884,223
Invesco V.I. Diversified Dividend Fund                         Series I                   16,240            68,067
Invesco V.I. Global Health Care Fund                           Series I                  288,013           216,360
Invesco V.I. Global Real Estate Fund                           Series I               15,748,916         5,401,509
Invesco V.I. High Yield Fund                                   Series I                5,216,675         4,927,000
Invesco V.I. Managed Volatility Fund                           Series I                  611,750           562,475
Janus Aspen Flexible Bond Portfolio                            Institutional           5,729,207        23,844,811
Janus Aspen Forty Portfolio                                    Institutional             172,031            76,300
Janus Aspen Global Research Portfolio                          Institutional              80,868         1,138,424
Janus Aspen Overseas Portfolio                                 Service                    30,546            49,503

               AUL American Individual Variable Annuity Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           CLASS           PURCHASES           SALES
------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                    Service           $        31,327   $        12,699
Neuberger Berman AMT Mid Cap Growth Portfolio                  Service                    46,394           193,134
Neuberger Berman Mid Cap Intrinsic Value Portfolio             I                          44,087           259,031
Neuberger Berman AMT Small Cap Growth Portfolio                Service                    75,784            27,436
Neuberger Berman Short Duration Bond Portfolio                 I                         106,567           371,728
OneAmerica Asset Director Portfolio                            O                         674,700         4,593,306
OneAmerica Investment Grade Bond Portfolio                     O                       2,510,611        13,109,418
OneAmerica Money Market Portfolio                              O                      42,127,546        30,738,126
OneAmerica Value Portfolio                                     O                       1,810,640         7,508,852
Pioneer Emerging Markets VCT Portfolio                         I                         434,704         9,145,730
Pioneer Fund VCT Portfolio                                     I                       1,477,176        31,645,534
Pioneer Select Mid Cap Growth VCT Portfolio                    I                         101,964           562,542
Pioneer Equity Income VCT Portfolio                            II                         15,939            13,386
Royce Capital Small-Cap Portfolio                              Investor                   71,568           131,554
T. Rowe Price Blue Chip Growth Portfolio                                              34,481,147        10,145,755
T. Rowe Price Mid Cap Growth Portfolio                                                   245,930         1,888,237
T. Rowe Price Limited Term Bond Portfolio                                              2,981,972        58,104,251
T. Rowe Price Equity Income Portfolio                                                  1,050,405         3,114,719
Timothy Plan Conservative Growth Variable                                              1,537,808         6,421,619
Timothy Plan Strategic Growth Variable                                                 5,311,463         5,202,387
TOPS Managed Risk Balanced ETF Portfolio                       2                         167,813               220
TOPS Managed Risk Growth ETF Portfolio                         2                          83,812                80
TOPS Managed Risk Moderate Growth ETF Portfolio                2                         219,360               111
Vanguard VIF Diversified Value Portfolio                                               1,760,497        35,271,123
Vanguard VIF Mid-Cap Index Portfolio                                                   7,695,727         4,642,629
Vanguard VIF Small Company Growth Portfolio                                           13,889,744         2,021,478
Vanguard VIF Total Bond Market Index Portfolio                                        84,143,322        12,697,119
                                                                                 ---------------   ---------------
TOTAL                                                                            $   331,144,703   $   429,026,677
                                                                                 ---------------   ---------------

4.  INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2014, 2013 AND 2012

ONEAMERICA FINANCIAL PARTNERS, INC.
INDEX


INDEPENDENT AUDITOR'S REPORT                                1
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Balance Sheets                                 2
Consolidated Statements of Comprehensive Income             3
Consolidated Statements of Shareholder's Equity             4
Consolidated Statements of Cash Flows                       5
Notes to Consolidated Financial Statements               6-47

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of comprehensive income, of shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.


[PRICEWATERHOUSECOOPERS LLP LOGO]
March 20, 2015

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                             DECEMBER 31,
                                                                    --------------------------------
(IN MILLIONS)                                                            2014              2013
-----------------------------------------------------------------   --------------    --------------
ASSETS
INVESTMENTS
      Fixed maturities - available for sale, at fair value:
       (amortized cost:  2014 - $13,605.8; 2013 - $12,822.8)        $     14,617.3    $     13,269.4
      Equity securities at fair value:
       (cost:  2014 - $115.5; 2013 - $106.4)                                 118.4             104.9
      Mortgage loans                                                       1,892.2           1,762.3
      Real estate, net                                                        45.2              49.2
      Policy loans                                                           312.0             286.6
      Short-term and other invested assets                                    65.8              55.9
      Cash and cash equivalents                                              245.4             264.2
                                                                    --------------    --------------
       TOTAL INVESTMENTS                                                  17,296.3          15,792.5
Accrued investment income                                                    149.6             148.3
Reinsurance receivables                                                    2,475.1           2,429.0
Deferred acquisition costs                                                   383.2             537.0
Value of business acquired                                                    29.7              35.5
Property and equipment, net                                                   60.0              50.4
Insurance premiums in course of collection                                     7.9               8.5
Federal income taxes recoverable                                                --               8.5
Other assets                                                                 137.7             126.9
Assets held in separate accounts                                          12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL ASSETS                                                 $     33,404.4    $     31,284.9
                                                                    ==============    ==============
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
      Policy reserves                                               $     15,526.0    $     14,839.4
      Other policyholder funds                                             1,548.0           1,404.1
      Pending policyholder claims                                            170.7             180.0
      Surplus notes and notes payable                                        275.0             275.0
      Federal income taxes                                                   289.6             146.5
      Other liabilities and accrued expenses                                 367.9             286.5
      Deferred gain on indemnity reinsurance                                  35.9              41.8
      Liabilities related to separate accounts                            12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL LIABILITIES                                                  31,078.0          29,321.6
                                                                    ==============    ==============
SHAREHOLDER'S EQUITY
      Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                          --                --
      Retained earnings                                                    1,879.1           1,764.1
      Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax                     517.4             220.2
       Benefit plans, net of tax                                             (70.1)            (21.0)
                                                                    --------------    --------------
       TOTAL SHAREHOLDER'S EQUITY                                          2,326.4           1,963.3
                                                                    --------------    --------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $     33,404.4    $     31,284.9
                                                                    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
REVENUES:
      Insurance premiums and other considerations                             $        462.9    $        409.3    $        378.0
      Policy and contract charges                                                      212.0             199.8             195.0
      Net investment income                                                            780.3             770.0             760.3
      Realized investment gains (losses)                                                 8.8              (0.3)             30.4
      Other income                                                                      49.6              41.4              37.7
                                                                              --------------    --------------    --------------
       TOTAL REVENUES                                                                1,513.6           1,420.2           1,401.4
                                                                              ==============    ==============    ==============
BENEFITS AND EXPENSES:
      Policy benefits                                                                  494.9             406.1             412.1
      Interest expense on annuities and financial products                             365.4             366.5             365.7
      General operating expenses                                                       274.7             264.0             254.2
      Commissions                                                                       87.8              84.7              77.9
      Amortization                                                                      76.1              82.7              80.5
      Dividends to policyholders                                                        30.6              31.9              30.5
      Interest expense on surplus notes and notes payable                               19.8              19.8              19.8
                                                                              --------------    --------------    --------------
       TOTAL BENEFITS AND EXPENSES                                                   1,349.3           1,255.7           1,240.7
                                                                              ==============    ==============    ==============
Income before income tax expense                                                       164.3             164.5             160.7
Income tax expense                                                                      49.3              48.5              50.6
                                                                              --------------    --------------    --------------
       NET INCOME                                                             $        115.0    $        116.0    $        110.1
                                                                              ==============    ==============    ==============
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities, net of tax                 297.2            (444.9)            102.3
      Benefit plans, net of tax                                                        (49.1)             48.4             (10.0)
                                                                              --------------    --------------    --------------
      Other comprehensive income (loss)                                                248.1            (396.5)             92.3
                                                                              --------------    --------------    --------------
       COMPREHENSIVE INCOME (LOSS)                                            $        363.1    $       (280.5)   $        202.4
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
COMMON STOCK
Balance as of beginning of year                                                           --                --                --
Issued stock                                                                              --                --                --
Retirement of stock                                                                       --                --                --
       Balance as of the end of the year                                                  --                --                --
                                                                              --------------    --------------    --------------
RETAINED EARNINGS
Balance as of beginning of year                                               $      1,764.1    $      1,648.1    $      1,538.0
Net income                                                                             115.0             116.0             110.1
       Balance as of the end of the year                                      $      1,879.1    $      1,764.1    $      1,648.1
                                                                              --------------    --------------    --------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $        199.2    $        595.7    $        503.4
Other comprehensive income (loss), net of tax                                          248.1            (396.5)             92.3
       Balance as of the end of the year                                      $        447.3    $        199.2    $        595.7
                                                                              --------------    --------------    --------------
BALANCE AS OF THE END OF THE YEAR                                             $      2,326.4    $      1,963.3    $      2,243.8
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                    $        115.0    $        116.0    $        110.1
Adjustments to reconcile net income to net cash:
         Amortization                                                                   76.1              82.7              80.5
         Depreciation                                                                   12.2               9.6              12.2
         Deferred taxes                                                                  7.1              11.9               2.8
         Realized investment gains, net                                                 (8.8)              0.3             (30.4)
         Policy acquisition costs capitalized                                         (116.3)           (107.7)           (101.5)
         Interest credited to deposit liabilities                                      332.2             337.7             333.7
         Fees charged to deposit liabilities                                           (85.2)            (83.6)            (88.4)
         Amortization and accrual of investment income                                 (23.6)            (15.4)             (6.4)
         Increase in insurance liabilities                                             246.8             120.9             145.0
         Increase in other assets                                                      (63.8)            (30.3)            (26.3)
         Increase (decrease) in other liabilities                                       14.4              (1.5)             20.8
                                                                              --------------    --------------    --------------
Net cash provided by operating activities                                              506.1             440.6             452.1
                                                                              ==============    ==============    ==============
CASH FLOWS FROM INVESTING ACTIVITIES:
       Purchases:
         Fixed maturities, available-for-sale                                       (2,424.9)         (2,415.5)         (2,267.9)
         Equity securities                                                             (26.3)            (24.0)            (25.3)
         Mortgage loans                                                               (325.3)           (300.1)           (256.4)
         Real estate                                                                    (4.8)             (4.5)            (10.2)
         Short-term and other invested assets                                          (39.4)            (21.0)            (15.5)
       Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                        1,676.7           1,749.5           1,286.3
         Equity securities                                                              16.9               7.6               0.4
         Mortgage loans                                                                195.6             191.3             222.9
         Real estate                                                                     5.0                --               6.4
         Short-term and other invested assets                                           12.9              14.5               4.2
       Purchase of company owned life insurance                                           --              (5.0)            (50.0)
       Acquisition, net of cash acquired                                                (7.1)               --                --
                                                                              --------------    --------------    --------------
Net cash used by investing activities                                                 (920.7)           (807.2)         (1,105.1)
                                                                              ==============    ==============    ==============
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                           3,784.6           3,561.5           3,296.1
         Withdrawals from insurance liabilities                                     (3,363.4)         (3,140.2)         (2,702.9)
         Other                                                                         (25.4)            (15.7)             (8.5)
                                                                              --------------    --------------    --------------
Net cash provided by financing activities                                              395.8             405.6             584.7
                                                                              ==============    ==============    ==============
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                   (18.8)             39.0             (68.3)
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                            264.2             225.2             293.5
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS END OF YEAR                                         $        245.4    $        264.2    $        225.2
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), OneAmerica Retirement Services, LLC (OARS), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

    - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-STATUTORY INFORMATION.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains/(losses)". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

    Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $71.6 million and $68.4 million at December 31, 2014 and 2013, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.3 million and $3.6 million for 2014, 2013, and 2012, respectively.

    Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. Cash and cash equivalents is carried at fair value. Corporate owned life insurance (COLI) is included in other assets and is carried at cash surrender value.

    Other invested assets are reported at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    - For miscellaneous group life and health policies, over the premium rate guarantee period.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $141.7 million and $135.7 million as of December 31, 2014 and 2013, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2014, 2013 and 2012 was $8.9 million, $6.3 million and $8.6 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities, both group and individual) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    INVESTMENT INCOME

    Investment income is recognized as earned, net of related investment expenses.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    TRUST ASSETS

    The Company administers defined contribution plans in connection with its MCAK and OARS operations through a trust solution as a service to its customers. Trust assets under administration totaled $12,184.7 million and $5,089.1 million at December 31, 2014 and 2013, respectively.

    These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

    REINSURANCE

    The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $78.9 million and $2,396.2 million, respectively as of December 31, 2014. The paid and unpaid recoverables were $74.0 million and $2,355.0 million, respectively as of December 31, 2013. Refer to Note 11
    - REINSURANCE for further details.

    POLICYHOLDERS' DIVIDENDS

    Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits
    (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits
    (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,305.2 million and $1,337.8 million at December 31, 2014 and 2013, respectively.

                                                                AS OF DECEMBER 31,
                                                         -------------------------------
    (IN MILLIONS)                                             2014              2013
    -------------------------------------------------    --------------   --------------
    Guaranteed Minimum Death Benefit
          Total account value                            $      1,305.2   $      1,337.8
          Net amount at risk *                                     13.6             15.5
          GAAP reserve                                              1.4              1.0

    Guaranteed Minimum Income Benefit
          Total account value                            $        180.5   $        212.7
          GAAP reserve                                             17.6             12.0

    Guaranteed Minimum Accumulated Benefit
          Total account value                            $          8.8   $         10.2
          GAAP reserve                                               --               --

    Guaranteed Minimum Withdrawal Benefit
          Total account value                            $        132.3   $        145.1
          GAAP reserve                                              5.7              1.1

----------
    * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

    In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.0 million, $3.9 million and $2.3 million for 2014, 2013 and 2012, respectively. Amounts amortized totaled $1.5 million, $6.8 million and $4.5 million for 2014, 2013 and 2012, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $28.7 million and $27.3 million at December 31, 2014 and 2013, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

    Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $4.0 million and $2.3 million as of December 31, 2014 and 2013, respectively. For further detail refer to Note 10-FEDERAL INCOME TAXES.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

    DERIVATIVES

    Authoritative guidance for derivative instruments and hedging activities requires all asset and liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

    The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. As these derivatives are economic hedges, the change in estimated fair value of the derivative is recorded in realized investment gains (losses). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses. Refer to Note 4-INVESTMENTS for additional information.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2014 and 2013 and determined the carrying value of goodwill was not impaired.

    Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $8.0 million and $6.1 million at December 31, 2014 and 2013, respectively.

    The Company reports a financial asset representing the value of business acquired (VOBA), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance, annuity, and other contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUATION OF BUSINESS ACQUIRED.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RECENT ACCOUNTING PRONOUNCEMENTS

    In November 2014, the Financial Accounting Standards Board (FASB) issued guidance providing an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. This guidance was effective beginning on November 18, 2014. The Company's adoption of this guidance did not have a material impact on the consolidated financial statements.

    In November 2014, the FASB issued guidance regarding accounting for hybrid financial instruments in the form of a share and clarifying the considerations to be used in evaluating whether or not embedded features are clearly and closely related. This guidance will be effective for annual periods ending after December 15, 2015. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In August 2014, the FASB issued guidance regarding management's responsibility to evaluate whether there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern and provide related footnote disclosures. This guidance will be effective for annual periods ending after December 15, 2016. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In May 2014, the FASB issued updated guidance regarding revenue recognition which replaces all general and most industry specific revenue guidance currently prescribed by GAAP. Under the new guidance, an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount which reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. This guidance is effective for annual reporting periods beginning after December 15, 2016. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

    In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the annual reporting period beginning after December 15, 2013. The Company adopted this guidance in the 2014 consolidated financial statements.

    In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company adopted this guidance in the 2013 consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    On September 1, 2014, OneAmerica acquired 100 percent of the retirement services record keeping business of City National Bank, specializing in the design, installation, and administration of retirement plans. OneAmerica formed a new legal entity called OneAmerica Retirement Services, LLC (OARS) for this new business. The purchase agreement for the acquisition is subject to potential purchase price adjustments nine months and twenty-four months from the acquisition date based upon client retention and future performance (contingent consideration). The acquisition date fair value of the purchase price was $10.1 million which represents $6.9 million paid and the contingent consideration liability incurred of $3.2 million. The transaction resulted in preliminary VOBA of $6.5 million and preliminary goodwill of $1.9 million. Any subsequent adjustments made to the assets acquired or liabilities assumed during the measurement period will be recorded as an adjustment to goodwill.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,970.8 million at December 31, 2014.

    As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.9 million, $4.1 million and $4.0 million of the deferred gain amortization in 2014, 2013 and 2012, respectively. The deferred gain balance was $35.9 million and $41.8 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    AVAILABLE-FOR-SALE DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                       DECEMBER 31, 2014
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $         67.8   $          3.8   $          1.0   $         70.6
       State & local government                         406.9             60.9               --            467.8
       Foreign government                                22.7              3.8              0.4             26.1
       Corporate - public                             7,813.4            658.6             41.6          8,430.4
       Corporate - private                            2,397.4            174.9             22.4          2,549.9
       Residential mortgage-backed                    1,579.6            121.5              3.0          1,698.1
       Commercial mortgage-backed                       988.7             38.8              7.2          1,020.3
       Other asset and loan backed                      329.3             25.0              0.2            354.1
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     13,605.8          1,087.3             75.8         14,617.3
    Equity securities                                   115.5              4.7              1.8            118.4
                                               --------------   --------------   --------------   --------------
          Total                                $     13,721.3   $      1,092.0   $         77.6   $     14,735.7
                                               ==============   ==============   ==============   ==============

                                                                       DECEMBER 31, 2013
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $        270.8   $          0.5   $         46.0   $        225.3
       State & local government                         413.0             23.7              3.6            433.1
       Foreign government                                22.9              2.5              0.9             24.5
       Corporate - public                             7,279.7            491.4            137.9          7,633.2
       Corporate - private                            2,199.3            144.5             60.7          2,283.1
       Residential mortgage-backed                    1,435.6             76.4             46.5          1,465.5
       Commercial mortgage-backed                       851.4             18.1             36.5            833.0
       Other asset and loan backed                      350.1             23.2              1.6            371.7
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     12,822.8            780.3            333.7         13,269.4
    Equity securities                                   106.4              2.5              4.0            104.9
                                               --------------   --------------   --------------   --------------
          Total                                $     12,929.2   $        782.8   $        337.7   $     13,374.3
                                               ==============   ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

    Gross unrealized loss positions for fixed maturities as of December 31, 2014:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $          --   $          --   $        24.5   $         1.0   $        24.5   $         1.0
    Foreign government                          --              --             4.9             0.4             4.9             0.4
    Corporate - public                       712.3            17.4           583.1            24.2         1,295.4            41.6
    Corporate - private                      279.3             9.1           250.2            13.3           529.5            22.4
    Residential mortgage-backed              139.4             1.5            84.5             1.5           223.9             3.0
    Commercial mortgage-backed                43.7             0.4           214.3             6.8           258.0             7.2
    Other asset and loan backed                 --              --            10.8             0.2            10.8             0.2
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     1,174.7   $        28.4   $     1,172.3   $        47.4   $     2,347.0   $        75.8
                                     =============   =============   =============   =============   =============   =============

Gross unrealized loss positions for fixed maturities as of December 31, 2013:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $       189.1   $        44.9   $         9.4   $         1.1   $       198.5   $        46.0
    State & local government                  71.6             3.6              --              --            71.6             3.6
    Foreign government                         2.9             0.1             4.4             0.8             7.3             0.9
    Corporate - public                     1,853.7           106.1           214.1            31.8         2,067.8           137.9
    Corporate - private                      681.8            54.0            39.3             6.7           721.1            60.7
    Residential mortgage-backed              409.5            30.0            74.9            16.5           484.4            46.5
    Commercial mortgage-backed               445.6            36.5              --              --           445.6            36.5
    Other asset and loan backed               35.1             1.6              --              --            35.1             1.6
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     3,689.3   $       276.8   $       342.1   $        56.9   $     4,031.4   $       333.7
                                     =============   =============   =============   =============   =============   =============

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL
    SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    CORPORATE SECURITIES. In 2014, the $64.0 million of gross unrealized losses is comprised of $56.4 million related to investment grade securities and $7.6 million related to below investment grade securities. Approximately $1.2 million of the total gross unrealized losses represented declines of greater than 20%, none of which had been in that position for greater than 12 months. There were no individual issuers with gross unrealized losses greater than $2.6 million.

    In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

    The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Approximately 87 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $1.8 million and $4.0 million as of December 31, 2014 and 2013, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    DECEMBER 31, 2014                $         4.7   $         0.5   $        22.3   $         1.3   $        27.0   $         1.8
    December 31, 2013                $        28.5   $         4.0   $          --   $          --   $        28.5   $         4.0

    CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

                                                                                                           2014
                                                                                              -------------------------------
    (IN MILLIONS)                                                                                  COST          FAIR VALUE
    ---------------------------------------------------------------------------------------   --------------   --------------
    Due in one year or less                                                                   $        505.7   $        515.7
    Due after one year through five years                                                            2,514.6          2,749.9
    Due after five years through 10 years                                                            3,882.1          4,039.6
    Due after 10 years                                                                               3,805.8          4,239.6
                                                                                              --------------   --------------
                                                                                                    10,708.2         11,544.8
    Mortgage-backed securities                                                                       2,897.6          3,072.5
                                                                                              --------------   --------------
                                                                                              $     13,605.8   $     14,617.3
                                                                                              ==============   ==============

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Proceeds from the sale of investments in fixed maturities                $        709.4   $        594.8   $        607.3

    Gross realized gains on the sale of fixed maturities                               17.2             24.7             35.7
    Gross realized losses on the sale of fixed maturities                              (6.1)           (12.4)            (3.5)

    Change in unrealized appreciation                                                 564.9         (1,028.0)           260.6

    The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2014 and 2013.

    The Company had outstanding private placement commitments of approximately $45.1 million and $53.5 million at December 31, 2014 and 2013, respectively.

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $        669.5   $        660.3   $        645.9
    Equity securities                                                                   5.1              3.8              2.4
    Mortgage loans                                                                    101.6             96.1            104.4
    Real estate                                                                        17.1             19.0             18.9
    Policy loans                                                                       17.5             16.0             15.4
    Other                                                                               5.1              7.8              8.3
                                                                             --------------   --------------   --------------
    Gross investment income                                                           815.9            803.0            795.3
    Investment expenses                                                                35.6             33.0             35.0
                                                                             --------------   --------------   --------------
    Net investment income                                                    $        780.3   $        770.0   $        760.3
                                                                             ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    REALIZED INVESTMENT GAINS (LOSSES)

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $         11.1   $         12.3   $         32.2
    Equity securities                                                                   0.3             (0.1)              --
    Mortgage loans                                                                       --               --              0.1
    Derivatives                                                                        (4.4)           (11.7)            (2.8)
    Other                                                                               1.8             (0.8)             0.9
                                                                             --------------   --------------   --------------
    Realized investment gains (losses)                                       $          8.8   $         (0.3)  $         30.4
                                                                             ==============   ==============   ==============

    MORTGAGE LOANS

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2014, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 26 percent of the portfolio was invested.

    The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
    (IN MILLIONS)                                                 AMOUNT          % OF TOTAL          AMOUNT          % OF TOTAL
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5              12.0%   $        208.1              11.8%
    Industrial/warehouse                                               468.8              24.7%            443.7              25.1%
    Medical office                                                      75.1               4.0%             91.5               5.2%
    Office                                                             270.5              14.3%            262.1              14.9%
    Retail                                                             756.7              40.0%            664.5              37.7%
    Other                                                               94.5               5.0%             93.4               5.3%
                                                              --------------    --------------    --------------    --------------
         Subtotal gross mortgage loans                               1,893.1             100.0%          1,763.3             100.0%
    Valuation allowance                                                 (0.9)                               (1.0)
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,892.2                      $      1,762.3
                                                              ==============    ==============    ==============    ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Allowance for losses, beginning of year                                  $          1.0   $          0.9   $          1.1
    Addition to the allowance for losses                                                0.1              0.7              0.9
    Reductions                                                                         (0.2)            (0.6)            (1.1)
    Charge-offs, net of recoveries                                                       --               --               --
                                                                             --------------   --------------   --------------
    Allowance for losses, end of year                                        $          0.9   $          1.0   $          0.9
                                                                             ==============   ==============   ==============

    Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
                                                                  UNPAID                              UNPAID
                                                                 PRINCIPAL         RELATED           PRINCIPAL          RELATED
    (IN MILLIONS)                                                BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5    $           --    $        208.1    $           --
    Industrial/warehouse                                               468.8              (0.2)            443.7              (0.3)
    Medical office                                                      75.1                --              91.5                --
    Office                                                             270.5                --             262.1                --
    Retail                                                             756.7              (0.7)            664.5              (0.7)
    Other                                                               94.5                --              93.4                --
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,893.1    $         (0.9)   $      1,763.3    $         (1.0)
                                                              ==============    ==============    ==============    ==============

    The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company utilizes the National Association of Insurance Commissioners'
    (NAIC) Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                      AS OF DECEMBER 31,
                                                                             --------------------------------
    (IN MILLIONS)                                                                2014              2013
    ----------------------------------------------------------------------   --------------    --------------
    CM1 - highest quality                                                    $      1,707.7    $      1,538.3
    CM2 - high quality                                                                150.7             172.3
    CM3 - medium quality                                                               26.8              43.0
    CM4 - low medium quality                                                            7.8               9.5
    CM5 - low quality                                                                    --                --
                                                                             --------------    --------------
       Subtotal - CM Category                                                       1,893.0           1,763.1
    Residential - not categorized                                                       0.1               0.2
    Valuation adjustment                                                               (0.9)             (1.0)
                                                                             --------------    --------------
       Total                                                                 $      1,892.2    $      1,762.3
                                                                             ==============    ==============

    The Company had mortgage loans due exceeding 30 days of less than $0.1 million as of December 31, 2014, and none as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

    Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2014 or 2013.

    The Company restructured no mortgage loans in 2014 or 2013. The carrying value of loans restructured in prior years was $3.7 million and $3.8 million at December 31, 2014 and 2013, respectively.

    In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties were sold in 2014 and were reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012.

    The Company had outstanding mortgage loan commitments of approximately $150.5 million and $107.5 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2014 and 2013. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

    DERIVATIVES

    The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's consolidated balance sheets as assets within short-term and other invested assets and as liabilities within other liabilities and accrued expenses. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

    The Company entered into OTC put option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses.

    As of December 31, 2014, the fair value of derivative assets and liabilities were $11.0 million and $4.4 million, respectively. As of December 31, 2013, the fair value of the derivative assets were $1.6 million with no derivative liabilities.

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

    The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2014.

    The Company received collateral from OTC counterparties in the amount of $6.2 million and $1.6 million at December 31, 2014 and 2013, respectively, and the Company delivered no collateral at December 31, 2014 and 2013. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses.

    The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                             2014                               2013
                                                                -------------------------------    -------------------------------
                                                                                  FAIR MARKET                        FAIR MARKET
    (IN MILLIONS)                                                   NOTIONAL         VALUE            NOTIONAL          VALUE
    ---------------------------------------------------------   --------------   --------------    --------------   --------------
    Purchased S&P 500 Call Options                              $        106.2   $          8.0    $           --   $           --
    Written S&P 500 Call Options                                          89.9             (4.4)               --               --
    Purchased S&P 500 Put Options                                        100.0              2.9             200.0              0.8
    Swaptions                                                          1,500.0              0.1             250.0              0.8
                                                                --------------   --------------    --------------   --------------
    Net Fair Market Value                                                        $          6.6                     $          1.6
                                                                ==============   ==============    ==============   ==============

    Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the consolidated statements of comprehensive income. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income (AOCI), at December 31, consisted of the following:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Unrealized appreciation (depreciation):
             Fixed maturity securities                                                 $  1,011.5    $    446.6    $  1,474.6
             Equity securities                                                                2.9          (1.5)          0.4
    Valuation adjustment                                                                   (218.4)       (104.6)       (451.6)
    Deferred taxes                                                                         (278.6)       (120.3)       (358.3)
                                                                                       ----------    ----------    ----------
    Total unrealized appreciation, net of tax and valuation adjustment                      517.4         220.2         665.1
    Benefit plans, net of tax - 2014, $37.7; 2013, $11.3; 2012, $37.4                       (70.1)        (21.0)        (69.4)
                                                                                       ----------    ----------    ----------
    Accumulated other comprehensive income                                             $    447.3    $    199.2    $    595.7
                                                                                       ==========    ==========    ==========

    The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Other comprehensive income, net of tax:
    Change in benefit plan liability:
          Net actuarial gains (losses)                                                 $    (49.6)   $     42.3    $    (12.0)
          Net prior service costs                                                             0.2           0.8          (1.2)
          Net transition obligation                                                            --            --          (0.1)
          Reclassification adjustment for net periodic pension cost
             included in net income                                                           0.3           5.3           3.3
                                                                                       ----------    ----------    ----------
    Total change in benefit plan liability, net of tax - 2014, $26.4;
       2013, ($26.0); 2012, $5.4                                                       $    (49.1)   $     48.4    $    (10.0)
                                                                                       ----------    ----------    ----------
    Unrealized appreciation on securities, net of tax
          2014, $161.8; 2013, $233.1; 2012, ($64.9) and valuation
          adjustment - 2014, ($113.8); 2013, $347.0; 2012, ($104.0)                         303.5        (435.6)        118.2
    Reclassification adjustment for gains (losses) included in net income,
          net of tax - 2014, $3.4; 2013, $5.0; 2012, $8.6                                    (6.3)         (9.3)        (15.9)
                                                                                       ----------    ----------    ----------
    Other comprehensive income (loss), net of tax                                      $    248.1    $   (396.5)   $     92.3
                                                                                       ==========    ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME, CONTINUED

    The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2014, and the associated line item in the Consolidated Statements of Comprehensive Income:

    (IN MILLIONS)
    -----------------------------------------------------
    AMORTIZATION OF BENEFIT PLAN LIABILITY
    Actuarial gains (losses)                                $   1.3  (a)
    Prior service costs                                        (0.1) (a)
    Transition obligation                                      (0.7) (a)
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       0.5  Income before income tax expense
    Income tax benefit (expense)                               (0.2) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   0.3  Net Income
    ===================================================================================================
    UNREALIZED APPRECIATION ON SECURITIES
    Gross reclassifications                                 $  10.0  Realized investment gains (losses)
    Amortization of valuation adjustments                      (0.3) Amortization
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       9.7  Income before income tax expense
    Income tax benefit (expense)                               (3.4) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   6.3  Net Income
    ===================================================================================================

----------
    (a) These components are included in the computation of net periodic pension cost (Refer to Note 9-BENEFIT PLANS for additional details).

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $    622.7    $    586.6    $    556.2
    Capitalization of deferred acquisition costs                                            116.3         107.7         101.5
    Amortization of deferred acquisition costs                                              (68.9)        (71.6)        (71.1)
                                                                                       ----------    ----------    ----------
           Subtotal                                                                         670.1         622.7         586.6
    Valuation adjustment                                                                   (286.9)        (85.7)       (377.3)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $    383.2    $    537.0    $    209.3
                                                                                       ==========    ==========    ==========

    In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $     52.5    $     63.6    $     73.0
    Acquisitions                                                                              6.5            --            --
    Amortization                                                                             (7.2)        (11.1)         (9.4)
                                                                                       ----------    ----------    ----------
      Subtotal                                                                               51.8          52.5          63.6
    Valuation adjustment                                                                    (22.1)        (17.0)        (31.7)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $     29.7    $     35.5    $     31.9
                                                                                       ==========    ==========    ==========

    The average expected life of VOBA varies by product, and is 20 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                                     VOBA
    (IN MILLIONS)                                                                                                AMORTIZATION
    ------------------------------------------------------------------------------------------------------------ ------------
    2015                                                                                                         $        4.7
    2016                                                                                                                  4.7
    2017                                                                                                                  4.8
    2018                                                                                                                  4.6
    2019                                                                                                                  4.1
    2020 and thereafter                                                                                                  28.9
                                                                                                                 ------------
    Total                                                                                                        $       51.8
                                                                                                                 ============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

                                                                      MORTALITY OR                                DECEMBER 31,
                                                   WITHDRAWAL          MORBIDITY          INTEREST RATE     ------------------------
    (IN MILLIONS)                                  ASSUMPTION          ASSUMPTION          ASSUMPTION          2014         2013
    ------------------------------------------  ------------------ ------------------- -------------------- -----------  -----------
    Future policy benefits:
        Participating whole life contracts             n/a         Company experience     2.25% to 6.0%     $   1,503.1  $   1,394.2
        Universal life-type contracts                  n/a                n/a                   n/a             2,896.7      2,749.3
        Other individual life contracts         Company experience Company experience     2.25% to 6.0%           894.9        916.7
        Accident and health                            n/a         Company experience          n/a              1,217.1      1,125.8
        Annuity products                               n/a                n/a                  n/a              8,709.5      8,335.9
        Group life and health                          n/a                n/a                  n/a                304.7        317.5
    Other policyholder funds                           n/a                n/a                  n/a                236.8        235.9
    Funding agreements*                                n/a                n/a                  n/a              1,293.4      1,167.7
    Funding agreements - valuation adjustment          n/a                n/a                  n/a                 17.8          0.5
    Pending policyholder claims                        n/a                n/a                  n/a                170.7        180.0
    -------------------------------------------  ------------------ ------------------- ------------------- -----------  -----------
        Total insurance liabilities                                                                         $  17,244.7  $  16,423.5
    ===========================================  ================== =================== =================== ===========  ===========

----------
    * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 32.7 percent and 31.7 percent of the total individual life insurance in force at both December 31, 2014 and 2013, respectively. These participating policies represented 36.4 percent and 37.3 percent of statutory life net premium income for 2014 and 2013, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

    As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2014 and 2013, this valuation adjustment was $17.8 million and $0.5 million, respectively.

    In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. Management believes this error is not material to the consolidated financial statements for the period in which this error originated or for the period in which this error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2014 and 2013.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and funded status:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Employer contributions                               $       --    $     18.2   $      3.0    $      2.2
    Employee contributions                                       --            --          1.3           1.4
    Benefit payments                                           17.1           5.6          4.3           3.6
    Funded status (deficit)                                   (68.2)          1.0        (57.3)        (47.5)

    Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Accrued benefit obligation                           $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ==========    ==========   ==========    ==========

    Amounts recognized in accumulated other comprehensive income (before any tax effects):

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Net actuarial (gains) losses                         $    106.2    $     40.7   $      2.1    $     (7.3)
    Net prior service costs (benefits)                         (0.4)         (0.5)         0.1           0.4
    Net transition obligation                                    --          (0.7)          --            --
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    105.8    $     39.5   $      2.2    $     (6.9)
                                                         ==========    ==========   ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents obligations, plan assets, and funded status for the defined benefit plan:

                                                                                           DECEMBER 31,
                                                                                    ------------------------
    (IN MILLIONS)                                                                      2014          2013
    ----------------------------------------------------------------------------    ----------    ----------
    Projected benefit obligation                                                    $    294.6    $    228.5
    Accumulated benefit obligation                                                       266.6         208.4
    Fair value of plan assets                                                            226.4         229.5
    Funded status (deficit)                                                              (68.2)          1.0

    The following table represents net periodic pension and other benefit costs expense:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                         --------------------------   -------------------------
    (IN MILLIONS)                                                         2014     2013      2012     2014      2013      2012
    -------------------------------------------------------------------  ------   ------    ------   ------    ------    ------
    Net periodic benefit cost                                            $  2.8   $ 13.7    $ 11.7   $  2.6    $  2.5    $  2.9
    Amounts recognized in other comprehensive income:
          Net actuarial (gains) losses                                     65.5    (70.5)     16.4      9.4      (3.3)     (3.5)
          Net prior service costs                                           0.1      0.1       0.1     (0.3)     (1.3)      1.6
          Net transition obligation                                         0.7      0.7       0.8       --        --        --
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized in other comprehensive
          income, before any tax effects                                   66.3    (69.7)     17.3      9.1      (4.6)     (1.9)
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized net periodic pension costs and other comprehensive
          income, before any tax effects                                 $ 69.1   $(56.0)   $ 29.0   $ 11.7    $ (2.1)   $  1.0
                                                                         ======   ======    ======   ======    ======    ======

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.4 million, $(0.1) million and $0.0 million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                            PENSION BENEFITS            OTHER BENEFITS
                                                        ------------------------   ------------------------
                                                           2014          2013         2014          2013
                                                        ----------    ----------   ----------    ----------
    Discount rate                                             4.20%         5.15%        4.20%         5.15%
    Rate of compensation increase                             3.75%         3.75%        6.00%         6.00%

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                          -------------------------   --------------------------
                                                                           2014     2013      2012     2014      2013      2012
                                                                          ------   ------    ------   ------    ------    ------
    Discount rate                                                           5.15%    4.25%     5.15%    5.15%     4.25%     5.15%
    Expected long-term return on plan assets                                8.00%    8.00%     8.50%      --        --        --
    Rate of compensation increase                                           3.75%    3.75%     4.25%    6.00%     6.00%     6.00%

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                       2014          2013
                                                                                    ----------    ----------
    Health care trend rate assumed for next year                                          6.50%         7.00%
    Rate to which the cost trend rate is assumed to decline                               5.00%         5.00%
    Year that the rate reaches the ultimate trend rate                                    2021          2018

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 68 and 72 percent for equity securities and 32 and 28 percent for debt securities at December 31, 2014 and 2013, respectively.

    The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

    The valuation techniques used for the plan assets are:

    EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

    FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

    FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                                               2014                             2013
                                                                   ------------------------------   ------------------------------
    (IN MILLIONS)                                                   LEVEL 1    LEVEL 2    LEVEL 3    LEVEL 1    LEVEL 2    LEVEL 3
    ------------------------------------------------------------   --------   --------   --------   --------   --------   --------
    Equity separate account investments                            $     --   $  154.2   $     --   $     --   $  166.0   $     --
    Fixed separate account investments                                   --       23.1         --         --       21.2         --
    Fixed interest investment                                            --       49.1         --         --       42.3         --
                                                                   --------   --------   --------   --------   --------   --------
    Total                                                          $     --   $  226.4   $     --   $     --   $  229.5   $     --
                                                                   ========   ========   ========   ========   ========   ========

    CONTRIBUTIONS

    The Company expects to make no contribution to its pension plan and to contribute $3.7 million to its other postretirement benefit plans in 2015.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                     PENSION        OTHER
    (IN MILLIONS)                                                                    BENEFITS      BENEFITS
    ----------------------------------------------------------------------------    ----------    ----------
    2015                                                                            $      7.7    $      3.7
    2016                                                                                   8.3           3.6
    2017                                                                                   8.9           3.6
    2018                                                                                   9.7           3.6
    2019                                                                                  10.5           3.6
    Years 2020-2023                                                                       68.1          18.4

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
    Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.5 million and $2.6 million in 2014, 2013 and 2012, respectively.

    The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.7 million, $0.9 million and $0.7 million in 2014, 2013 and 2012, respectively. The 2014 plan year contribution will be deposited to the plan in the first quarter 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $11.1 million, $7.2 million and $3.7 million for 2014, 2013 and 2012, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Current                                                                            $     42.2    $     36.6    $     47.8
    Deferred                                                                                  7.1          11.9           2.8
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Income tax computed at statutory tax rate:                                         $     57.5    $     57.6    $     56.2
                                                                                       ----------    ----------    ----------
          Tax preferenced investment income                                                  (7.8)         (7.4)         (6.2)
          Other                                                                              (0.4)         (1.7)          0.6
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    The federal income tax (recoverable) liability for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Current                                                                                          $      0.2    $     (8.5)
    Deferred                                                                                              289.4         146.5
                                                                                                     ----------    ----------
          Total federal income tax (recoverable) liability                                           $    289.6    $    138.0
                                                                                                     ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Deferred tax assets
          Insurance liabilities                                                                      $    122.2    $    115.5
          Deferred gain on indemnity reinsurance                                                           12.5          14.6
          Employee benefit plans                                                                           54.1          24.3
          Other                                                                                            13.7          15.5
                                                                                                     ----------    ----------
             Total deferred tax assets                                                                    202.5         169.9
                                                                                                     ----------    ----------
    Deferred tax liabilities
          Deferred policy acquisition costs & value of business acquired                                  182.9         169.7
          Investments                                                                                      16.3          17.2
          Fixed assets and software                                                                         8.4           6.9
          Unrealized appreciation                                                                         278.6         120.3
          Other                                                                                             5.7           2.3
                                                                                                     ----------    ----------
             Total deferred tax liabilities                                                               491.9         316.4
                                                                                                     ----------    ----------
          Total net deferred tax liability                                                           $    289.4    $    146.5
                                                                                                     ==========    ==========

    Federal income taxes paid were $29.6 million and $46.8 million in 2014 and 2013, respectively. The Company has $6.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2034.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Beginning of the year balance                                                                    $      2.3    $       --
          Additions based on tax positions related to the current year                                      1.6           1.2
          Additions based on tax positions related to prior years                                           0.1           1.1
                                                                                                     ----------    ----------
    End of the year balance                                                                          $      4.0    $      2.3
                                                                                                     ==========    ==========

    Included in the balance of unrecognized tax benefits at December 31, 2014 and 2013 are $4.0 million and $2.3 million, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

    The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. Beginning July 1, 2014, the Company began ceding the portion of the total risk in excess of $1.0 million for individual life policies. For policies issued prior to July 1, 2014, the ceded portion is in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Direct premiums                                                                    $    555.2    $    499.8    $    487.4
    Reinsurance assumed                                                                     260.9         273.5         302.4
    Reinsurance ceded                                                                      (353.2)       (364.0)       (411.8)
                                                                                       ----------    ----------    ----------
           Net premiums                                                                     462.9         409.3         378.0
                                                                                       ----------    ----------    ----------
           Reinsurance recoveries                                                      $    347.9    $    366.1    $    409.1
                                                                                       ==========    ==========    ==========

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2014, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2014, the carrying value of the FHLBI common stock was $62.1 million. The FHLBI common stock is carried at a redemption value which estimates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $1,292.0 million and $1,166.3 million as of December 31, 2014 and 2013, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as `other policyholder funds' with a carrying value of $1,293.4 million and $1,167.7 million at December 31, 2014 and 2013, respectively. Interest was paid in the amount of $27.3 million and $32.8 million in 2014 and 2013, respectively.

    The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,042.2 million and $1,815.2 million at December 31, 2014 and 2013, respectively and is included in fixed maturities and mortgage loans reported on the consolidated balance sheets. The maximum carrying value of collateral pledged during the reporting period was $1,944.9.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $43.8 million at December 31, 2014.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2014, 2013 and 2012.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2014, 2013 and 2012.

    Surplus Notes and Senior Notes:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Senior notes, 7%, due 2033                                                                       $    200.0    $    200.0
    Surplus notes, 7.75%, due 2026                                                                         75.0          75.0
                                                                                                     ----------    ----------
    Total notes payable                                                                              $    275.0    $    275.0
                                                                                                     ==========    ==========

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.


ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in NAIC publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
        SAP surplus                                                                                  $  1,409.5    $  1,352.6
        Asset valuation reserve                                                                           106.8         104.2
        Deferred policy acquisition costs                                                                 670.1         622.7
        Value of business acquired                                                                         38.3          45.1
        Adjustments to policy reserves                                                                   (172.0)       (187.6)
        Interest maintenance reserves (IMR)                                                                38.7          45.3
        Unrealized gain on invested assets, net                                                           517.4         220.2
        Surplus notes                                                                                     (75.0)        (75.0)
        Deferred gain on indemnity reinsurance                                                            (35.9)        (41.8)
        Deferred income taxes                                                                            (110.6)       (101.3)
        Other, net                                                                                        (60.9)        (21.1)
                                                                                                     ----------    ----------
        GAAP equity                                                                                  $  2,326.4    $  1,963.3
                                                                                                     ==========    ==========

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
        SAP net income                                                                 $     69.2    $     93.8    $     95.2
        Deferred policy acquisition costs                                                    47.4          36.1          30.4
        Value of business acquired                                                           (6.8)        (10.6)         (8.9)
        Adjustments to policy reserves                                                       19.6          10.6          (7.6)
        Deferred income taxes                                                                (7.0)        (12.5)         (5.6)
        Realized gains, net of tax                                                           10.3          18.3          24.0
        IMR amortization                                                                    (12.6)        (11.1)        (11.0)
        Other, net                                                                           (5.1)         (8.6)         (6.4)
                                                                                       ----------    ----------    ----------
          GAAP net income                                                              $    115.0    $    116.0    $    110.1
                                                                                       ==========    ==========    ==========

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million at December 31, 2014 and 2013.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2014, 2013, or 2012. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $140 million in 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM INVESTMENTS -include U.S. government obligations, which include U.S. treasuries. The fair values are based on observable broker bids from active market makers. U.S. treasury securities are actively traded and categorized in Level 1 of the fair value hierarchy.

    DERIVATIVE ASSETS AND LIABILITIES - consist of swaptions and options contracts. The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivatives. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

    CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

    SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant unobservable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level 3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

    TRANSFERS

    The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2014 and 2013 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

    In 2014, $51.7 million of corporate-private and other assets and loan backed fixed maturities were reclassified from Level 3 to Level 2 to reflect the correct classification of these assets based on the observability of credit spread inputs used in the discounted cash flow calculation.

    In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3.

    There were no transfers between Level 1 and Level 2.

    VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

    The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value were as follows:

                                                                                   DECEMBER 31, 2014
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $          49.2   $          21.4   $            --   $          70.6
           State & local government                                     --             467.8                --             467.8
           Foreign government                                           --              26.1                --              26.1
           Corporate - public                                           --           8,421.1               9.3           8,430.4
           Corporate - private                                          --           2,534.0              15.9           2,549.9
           Residential mortgage-backed                                  --           1,605.4              92.7           1,698.1
           Commercial mortgage-backed                                   --             999.4              20.9           1,020.3
           Other asset and loan backed                                  --             352.6               1.5             354.1
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $          49.2   $      14,427.8   $         140.3   $      14,617.3
           Equity securities                                          25.5              30.2              62.7             118.4
           Derivatives                                                  --              11.0                --              11.0
           Cash equivalents                                          224.0                --                --             224.0
           Separate account assets                                12,864.9                --                --          12,864.9
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      13,163.6   $      14,469.0   $         203.0   $      27,835.6
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Derivatives                                     $            --   $           4.4   $            --   $           4.4
           Variable annuity guarantee benefits                          --                --              10.2              10.2
           Fixed index annuities                                        --                --              20.7              20.7
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $           4.4   $          30.9   $          35.3
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                                   DECEMBER 31, 2013
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $         205.7   $          19.6   $            --   $         225.3
           State & local government                                     --             433.1                --             433.1
           Foreign government                                           --              24.5                --              24.5
           Corporate - public                                           --           7,606.1              27.1           7,633.2
           Corporate - private                                          --           2,191.4              91.7           2,283.1
           Residential mortgage-backed                                  --           1,439.0              26.5           1,465.5
           Commercial mortgage-backed                                   --             833.0                --             833.0
           Other asset and loan backed                                  --             360.3              11.4             371.7
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $         205.7   $      12,907.0   $         156.7   $      13,269.4
           Equity securities                                          11.2              27.1              66.6             104.9
           Short-term investments                                      6.9                --                --               6.9
           Derivatives                                                  --               1.6                --               1.6
           Cash equivalents                                          189.8                --                --             189.8
           Separate account assets                                12,148.3                --                --          12,148.3
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      12,561.9   $      12,935.7   $         223.3   $      25,720.9
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Variable annuity guarantee benefits             $            --   $            --   $           3.8   $           3.8
           Fixed index annuities                                        --                --               8.1               8.1
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $            --   $          11.9   $          11.9
                                                           ===============   ===============   ===============   ===============

    The Company has revised the 2013 table above to remove $47.4 million of assets which are not carried at fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                            DECEMBER 31, 2014
                                     ----------------------------------------------------------------------------------------------
                                      FAIR
    (IN MILLIONS)                     VALUE   VALUATION TECHNIQUE(S)        UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
    -------------------------------  ------   ----------------------  -----------------------------  ------------------------------
    Assets
      Corporate - public             $  9.3   Broker quotes           Quoted prices                  99.26 to 104.47
      Corporate - private              15.9   Broker quotes           Quoted prices                  97.08 to 100.54
      Residential mortgage-backed      70.0   Broker quotes           Quoted prices                  94.25 to 103.18
      Residential mortgage-backed      22.7   Discounted cash flow    Credit spreads*                155 basis points
      Commercial mortgage-backed       20.9   Discounted cash flow    Credit spreads*                110 to 130 basis points (124)
      Other asset and loan backed       1.5   Discounted cash flow    Credit spreads*                76 to 135 basis points (110)
      Equity securities                62.7   Redemption value        Redemption value               100

    Liabilities
      Variable annuity guarantee     $(10.2)  Monte Carlo simulation  Lapse rate                     1% - 30%
        benefits                                                      Mortality rate                 based on Annuity 2000
                                                                                                       basic table
                                                                      GMIB waiting period            all may exercise benefit
                                                                                                       beginning in 2013
                                                                      GMIB utilization rates         0% - 30%
                                                                      GMWB utilization rates         0% - 100%
                                                                      Volatility of fund returns     14% - 37%
                                                                      Discount rate for cash flows   90-day Treasury rate
                                                                      Projection period              maturity of policy
    Fixed index annuities            $(20.7)  Discounted cash flow    Lapse rate                     2%-35%
                                                                      Mortality rate                 based on Annuity 2000 basic
                                                                                                       table
                                                                      Discount rate for cash flows   1-yr forward Treasury rate
                                                                      Projection period              25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                            DECEMBER 31, 2013
                                        --------------------------------------------------------------------------------------------
                                         FAIR
    (IN MILLIONS)                        VALUE    VALUATION TECHNIQUE(S)     UNOBSERVABLE INPUT        RANGE (WEIGHTED AVERAGE)
    ---------------------------------   -------  -----------------------  -----------------------  ---------------------------------
    Assets
        Corporate - public              $ 27.1   Discounted cash flow     Credit spreads*          62.5 to 143 basis points (89)
        Corporate - private               84.6   Discounted cash flow     Credit spreads*          195 to 357 basis points (307)
        Corporate - private                7.1   Broker quotes            Quoted prices            95.42 to 101.38
        Residential mortgage-backed       26.5   Broker quotes            Quoted prices            92.12 to 99.97
        Other asset and loan backed       11.4   Discounted cash flow     Credit spreads*          51 to 435 basis points (145)
        Equity securities                 66.6   Market comparables       Comparable returns       3.4% yield

    Liabilities
        Variable annuity guarantee
          benefits                      $ (3.8)  Monte Carlo simulation   Lapse rate               1% - 45%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          GMIB waiting period      all may exercise benefit
                                                                                                     beginning in 2013
                                                                          GMIB utilization rates   0% - 30%
                                                                          GMWB utilization rates   0% - 100%
                                                                          Volatility of fund
                                                                            returns                8% - 23%
                                                                          Discount rate for cash
                                                                            flows                  90-day Treasury rate
                                                                          Projection period        maturity of policy
        Fixed index annuities           $ (8.1)  Discounted cash flow     Lapse rate               2%-35%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          Discount rate for cash
                                                                            flows                  1-yr forward Treasury rate
                                                                          Projection period        25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                               FIXED             EQUITY
    (IN MILLIONS)                                            MATURITIES        SECURITIES        LIABILITIES         TOTAL
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2012                           $         166.1   $          66.7   $         (20.6)  $         212.2
           Gains (losses) included in net income                      (0.6)             (0.1)             13.7              13.0
           Gains (losses) included in other
             comprehensive income                                     (5.4)               --                --              (5.4)
           Purchases                                                  24.6               4.0                --              28.6
           Issuances                                                  16.0                --                --              16.0
           Sales                                                     (11.4)             (4.0)             (6.1)            (21.5)
           Settlements                                               (15.1)               --               1.1             (14.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                   40.6                --                --              40.6
             Transfers (out of) Level 3                              (58.1)               --                --             (58.1)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (17.5)               --                --             (17.5)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2013                           $         156.7   $          66.6   $         (11.9)  $         211.4
           Gains (losses) included in net income                       1.6                --             (10.3)             (8.7)
           Gains (losses) included in other
             comprehensive income                                      0.3                --                --               0.3
           Purchases                                                  90.6              11.8                --             102.4
           Issuances                                                   9.4                --                --               9.4
           Sales                                                      (0.6)            (15.7)             (9.0)            (25.3)
           Settlements                                               (46.7)               --               0.3             (46.4)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                    1.9                --                --               1.9
             Transfers (out of) Level 3                              (72.9)               --                --             (72.9)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (71.0)               --                --             (71.0)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2014                           $         140.3   $          62.7   $         (30.9)  $         172.1
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

                                                                                       RESIDENTIAL      COMMERCIAL     OTHER ASSET
                                                       CORPORATE -     CORPORATE -      MORTGAGE-        MORTGAGE-       AND LOAN
    (IN MILLIONS)                                        PUBLIC          PRIVATE         BACKED           BACKED          BACKED
    ------------------------------------------------   ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2012                       $       63.3    $       78.0    $       19.7    $        4.8    $        0.3
           Gains included in net income                          --              --            (0.6)             --              --
           Gains included in other
             comprehensive income                              (1.3)           (2.1)           (1.5)             --            (0.5)
           Purchases                                             --             0.1            24.5              --              --
           Issuances                                            7.0             9.0              --              --              --
           Sales                                                 --            (2.1)           (9.3)             --              --
           Settlements                                         (2.5)           (6.8)           (4.5)             --            (1.3)
           Transfer into (out of) Level 3:
             Transfers into Level 3                            10.7            17.0              --              --            12.9
             Transfers (out of) Level 3                       (50.1)           (1.4)           (1.8)           (4.8)             --
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers into (out of) Level 3              (39.4)           15.6            (1.8)           (4.8)           12.9
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2013                       $       27.1    $       91.7    $       26.5    $         --    $       11.4
           Gains included in net income                          --             1.5             0.1              --              --
           Gains included in other
             comprehensive income                               0.2            (2.0)            1.8             0.5            (0.2)
           Purchases                                             --             0.5            69.7            20.4              --
           Issuances                                             --             9.4              --              --              --
           Sales                                                 --            (0.6)             --              --              --
           Settlements                                           --           (34.3)           (5.4)             --            (7.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                             1.9              --              --              --              --
             Transfers (out of) Level 3                       (19.9)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers (out of) Level 3                   (18.0)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2014                       $        9.3    $       15.9    $       92.7    $       20.9    $        1.5
                                                       ============    ============    ============    ============    ============

    Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    Other invested assets are carried at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The other invested assets carried at cost plus the Company's equity in undistributed net equity since acquisition approximates fair value. For other invested assets carried at cost, estimated fair value was determined based on the fund statements, which approximates fair value.

    The carrying value of policy loans approximates fair value.

    The carrying value of COLI represents the cash surrender value which approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2014                               2013
                                                           ---------------------------------   ---------------------------------
                                                               CARRYING           FAIR           CARRYING           FAIR
    (IN MILLIONS)                                                VALUE            VALUE            VALUE            VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Mortgage loans                                         $       1,892.2   $       1,965.3   $       1,762.3   $       1,797.3
    Other invested assets                                             54.3              61.6              47.4              53.1
    Policy loans                                                     312.0             312.0             286.6             286.6
    COLI                                                              57.2              57.2              56.0              56.0
    Funding agreements - refer to Note 8                           1,293.4           1,319.7           1,167.7           1,206.0
    Surplus notes and notes payable                                  275.0             345.3             275.0             282.5

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 20, 2015, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

        Individual Flexible Premium Deferred Variable Annuity DirectPoint

                        (No Withdrawal Charge Contract)
                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)



                       One American Square, P.O. Box 7127
                        Indianapolis, Indiana 46206-7127
                      (800) 537-6442 - www.oneamerica.com


                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2015

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1.    Included in Prospectus (Part A):

            Condensed Financial Information (10)

      2.    Included in Statement of Additional Information (Part B):

            (a)   Financial Statements of OneAmerica Financial Partners, Inc.
                  (10)

                        Report of Independent Auditors

                        Consolidated Balance Sheets as of December 31, 2014 and 2013

                        Consolidated Statements of Operations for years ended December 31, 2014 and 2013

                        Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2014, 2013 and 2012

                        Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

                        Notes to Consolidated Financial Statements

            (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust (10)

                        A Message from the Chairman, President & CEO of American United Life Insurance Company

                        Report of Independent Registered Public Accounting Firm

                        Statements of Net Assets as of December 31, 2014

                        Statements of Operations for the year ended December 31, 2014

                        Statements of Changes in Net Assets as of December 31, 2014 and 2013

                        Notes to Financial Statements

(b)   Exhibits

      1. Resolution of the Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Individual Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (5)

            3.2   Form of Selling Agreement (7)

      4.    Individual Variable Annuity Contract Forms

            4.1   Flexible Premium Variable Annuity Contract (1)

            4.2   One Year Flexible Premium Variable Annuity Contract (1)

            4.3 Form of No Load Flexible Premium Variable Annuity Contract NLIVA99 (1)

            4.4   Form of Enhanced Death Benefit Rider LR-162 (1)

            4.5   Form of Guaranteed Minimum Income Benefit Rider LR-163 (2)

            4.6 Form of Long Term Care Facility and Terminal Illness Benefit Rider LR-165 (1)

      5.    Individual Variable Annuity Enrollment Form (3)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (5)

            6.4 Second Amended and Restated Bylaws of American United Life Insurance Company (5)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (2)

            8.2 Form of Participation Agreement with American Century Variable Portfolios (2)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (2)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (2)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (2)

            8.6   Form of Participation Agreement with Janus Aspen Series (2)

            8.7   Form of Participation Agreement with PBHG Funds, Inc. (2)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (2)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (2)

            8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (3)

            8.11 Form of Amendment to the Participation Agreement with INVESCO Variable Investment Funds, Inc. (4)

            8.12  Form of Participation Agreement with Neuberger Berman (4)

            8.13 Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (5)

            8.14 Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (5)

            8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (6)

            8.16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (6)

            8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (6)

            8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company and Thornburg Investment Management, Inc. (6)

            8.19 Form of Participation Agreement between American United Life Insurance Company and the Timothy Plan (6)

            8.20 Form of Participation Agreement between American United Life Insurance Company and Vanguard Variable Insurance Fund (6)

            8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (8)

            8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.(8)

            8.23 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (8)

            8.24 Form of Participation Agreement between American United Life Insurance Company and AllianceBernstein (8)

            8.25 Form of Participation Agreement between American United Life Insurance Company and Northern Lights Variable Trust (10)

      9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

      10.   Miscellaneous Consents

            10.1  Consent of Independent Accountants (10)

            10.2  Consent of Dechert Price & Rhoads (2)

            10.3  Powers of Attorney (9)

            10.4  Rule 483 Certified Resolution (10)

      11.   Not applicable

      12.   Not applicable

----------
(1)   Filed with the Registrant's Registration Statement on December 31, 1998

(2)   Filed with the Registrant's Pre-Effective Amendment No. 1 on April 1, 1999

(3) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on August 28, 2001

(4) Filed with the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on April 30, 2002

(5) Filed with the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on April 28, 2004

(6) Filed with the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on April 29, 2005

(7) Filed with the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on April 28, 2006

(8) Filed with the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on May 1, 2008

(9) Filed with the Registrant's Post-Effective Amendment No. 14 to the Registration Statement on April 19, 2012

(10) Filed with the Registrant's Post-Effective Amendment No. 17 to the Registration Statement on April 24, 2015

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL                                                                 POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                         WITH AUL
-------------------------------------------------------------   -------------------------------------------------------------
J. Scott Davison                                                President and Chief Executive Officer (8/13 - present);
                                                                Executive Vice President (2/11 - 8/13); Chief Financial
                                                                Officer (6/04 - 2/11)

Jeffrey D. Holley
                                                                EVP Chief Financial Officer & Treasurer, (6/14 -
                                                                present); Chief Financial Officer & Treasurer (9/11 -
                                                                6/14); Director, AUL (10/11 - present)

John C. Mason                                                   Senior Vice President & Chief Investment Officer (5/13 -
                                                                present); Chief Investment Officer (3/12 - 5/13); Vice
                                                                President, Investments (8/11 - 3/12); Vice President,
                                                                Fixed Income Securities (2/10 - 8/11); Vice President,
                                                                Marketable Bonds (11/04 - 2/10)

Mark C. Roller                                                  EVP Organizational & Operational Development (6/14 -
                                                                present); Senior Vice President, Human Resources &
                                                                Corporate Support, (12/01 - 6/14); Director, AUL (12/01
                                                                - present)

Thomas M. Zurek                                                 EVP General Counsel & Secretary (8/14 - present);
                                                                General Counsel & Secretary (8/02 - 8/14); Director, AUL
                                                                (8/02 - present)

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2014, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 66 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2014. As a result of the transaction, the separate accounts of AUL have acquired a 99.77% equity interest in the Fund.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2014, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2014, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 25, 2014 AUL has issued 15,477 Individual variable annuity contracts associated with the Registrant, 1,180 of which are the No Withdrawal Charge contracts (DirectPoint); 1,916 of which are the SelectPoint contracts; 3,518 of which are the StarPoint contracts; and 3,269 were Voyage Protector contracts.

ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

            (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

            (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

            (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

            (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                              POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                          WITH ONEAMERICA SECURITIES, INC.
----------------------------------------------------------   ----------------------------------------------------------
Richard M. Ellery                                            Chairman of the Board, Director & President

Beth Haney                                                   Treasurer, Acting Financial Operations Principal &
                                                             Director

Dennis C. Martin                                             Director

Terry W. Burns                                               Director

Matthew T. Fleetwood                                         Vice President, Sales & New Business

James Crampton                                               Tax Director

Sue E. Uhl                                                   Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                             Vice President, Business Technology

Jay B. Williams                                              Chief Compliance Officer

John W. Zeigler                                              Vice President, Insurance Agency Registrations

Eric D. Smiley                                               Vice President, Operations

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24th day of April, 2015.

                                    AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT
                                    TRUST
                                    (Registrant)

                                    By:  American United Life Insurance Company

                                    By:
                                       ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                       ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO

* By: /s/ Richard M. Ellery
      ----------------------------------

Richard M. Ellery as attorney-in-fact
Date: April 24, 2015

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

               SIGNATURE                              TITLE                         DATE
----------------------------------------   ---------------------------   ---------------------------
J. Scott Davison*                          Director                      April 24, 2015

Jeffrey D. Holley*                         Director                      April 24, 2015

Mark C. Roller*                            Director                      April 24, 2015

John C. Mason*                             Director                      April 24, 2015

Thomas M. Zurek*                           Director                      April 24, 2015

/s/ Richard M. Ellery
----------------------------------------

*By: Richard M. Ellery as Attorney-in-fact
Date: April 24, 2015

                          EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)                                     NAME OF EXHIBIT
--------------------------------------------------   --------------------------------------------------
                    8.25                             Form of Participation Agreement between
                                                     American United Life Insurance Company and
                                                     Northern Lights Variable Trust

                    10.1                             Consent of Independent Auditor

                    10.4                             Rule 483 Certified Resolution